Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2026

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)(a)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,258

TOTAL COMMON STOCKS
(Cost $708,596)		1,258

EXCHANGE TRADED FUNDS (38.79%)
United States (38.79%)
ALPS | CoreCommodity Natural Resources ETF(f)	9,295,125	347,940,696

TOTAL EXCHANGE TRADED FUNDS
(Cost $186,155,228)		347,940,696

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (50.32%)
U.S. Treasury Bonds (50.32%)
United States Treasury Bill(g)
3.735%, 3/5/26(h)	$74,700,000	$74,468,511
3.730%, 3/24/26(h)	48,300,000	48,056,141
3.634%, 4/16/26(h)	2,700,000	2,680,398
3.480%, 6/25/26(h)	50,050,000	49,347,340
3.490%, 7/16/26	37,100,000	36,504,236
3.525%, 7/30/26	20,000,000	19,652,035
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/26	112,700,000	139,210,365
0.125%, 7/15/26	60,100,000	81,410,708
		451,329,734
TOTAL GOVERNMENT BONDS
(Cost $449,816,695)		451,329,734

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (7.15%)
Money Market Fund (7.15%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.558%	64,131,726	64,131,726

TOTAL SHORT TERM INVESTMENTS
(Cost $64,131,726)			64,131,726

Value
(Note 2)
TOTAL INVESTMENTS (96.26%)
(Cost $700,812,245)	$863,403,414

Other Assets In Excess Of Liabilities (3.74%)	33,569,569
NET ASSETS - 100.00%	$896,972,983

(a)	Less than 0.005%.
(b)	Non-Income Producing Security.

(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of January 31, 2026, the fair value of illiquid securities in the aggregate was $1,258, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the Valuation Designee in accordance with the procedures utilized by the valuation designee. As of January 31, 2026, these securities had a total value of $1,258 or less than 0.005% of the Fund's net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(f)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.sec.gov.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $47,181,081.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	66	05/29/26	$4,460,280	$479,463
Cocoa Future	Morgan Stanley	Short	(14)	07/16/26	(598,220)	206,039
Corn Future	Morgan Stanley	Long	21	07/14/26	464,100	6,155
Cotton No.2 Future	Morgan Stanley	Short	(47)	03/09/26	(1,484,495)	22,107
Cotton No.2 Future	Morgan Stanley	Short	(17)	07/09/26	(565,675)	7,689
Feeder Cattle Future	Morgan Stanley	Long	3	08/27/26	531,075	2,600
Frzn Concentrated OJ Future	Morgan Stanley	Long	22	03/11/26	696,630	41,834
Gasoline RBOB Future	Morgan Stanley	Long	49	06/30/26	4,418,732	330,252
Gold 100 Oz Future	Morgan Stanley	Long	19	06/26/26	9,083,330	905,233
Hard Red Winter Wheat Future	Morgan Stanley	Long	58	07/14/26	1,645,750	43,643
Lean Hogs Future	Morgan Stanley	Long	37	06/12/26	1,597,290	68,308
LME Aluminum Future	Morgan Stanley	Long	151	03/16/26	11,845,610	1,885,512
LME Aluminum Future	Morgan Stanley	Long	161	05/18/26	12,662,851	1,000,707
LME Aluminum Future	Morgan Stanley	Short	(27)	07/13/26	(2,122,909)	1,560
LME Aluminum Future	Morgan Stanley	Long	79	07/13/26	6,211,474	72,924
LME Copper Future	Morgan Stanley	Short	(1)	03/16/26	(328,009)	1,513
LME Copper Future	Morgan Stanley	Long	5	07/13/26	1,651,425	29,631
LME Lead Future	Morgan Stanley	Short	(20)	03/16/26	(995,560)	24,334
LME Lead Future	Morgan Stanley	Short	(23)	05/18/26	(1,162,322)	3,914
LME Lead Future	Morgan Stanley	Short	(2)	07/13/26	(102,259)	2,485
LME Nickel Future	Morgan Stanley	Long	32	03/16/26	3,427,375	458,688
LME Nickel Future	Morgan Stanley	Long	37	05/18/26	3,994,357	529,775
LME Nickel Future	Morgan Stanley	Long	28	07/13/26	3,041,741	35,876
LME Zinc Future	Morgan Stanley	Long	95	03/16/26	8,103,263	1,095,157
LME Zinc Future	Morgan Stanley	Long	52	05/18/26	4,422,951	445,967
LME Zinc Future	Morgan Stanley	Long	40	07/13/26	3,383,770	186,469
Low Su Gasoil G Future	Morgan Stanley	Long	71	07/10/26	4,787,175	458,022
Natural Gas Future	Morgan Stanley	Long	165	02/25/26	7,184,100	617,589
Natural Gas Future	Morgan Stanley	Long	164	06/26/26	7,106,120	1,609,693
NY Harbor ULSD	Morgan Stanley	Long	46	06/30/26	4,431,235	363,922
Palladium Future	Morgan Stanley	Short	(4)	03/27/26	(681,240)	89,831
Robusta Coffee Future	Morgan Stanley	Long	14	07/27/26	551,180	14,465
Soybean Meal Future	Morgan Stanley	Short	(18)	03/13/26	(528,480)	4,271
Soybean Oil Future	Morgan Stanley	Long	81	07/14/26	2,643,354	169,379
Sugar #11 (World) Future	Morgan Stanley	Short	(8)	06/30/26	(124,096)	1,581
Wheat Future	Morgan Stanley	Long	57	07/14/26	1,583,888	49,985
WTI Crude Future	Morgan Stanley	Long	59	06/22/26	3,749,450	247,673
					$104,985,241	$11,514,246

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Short	(16)	03/31/26	$(1,097,760)	$(48,562)
Cocoa Future	Morgan Stanley	Long	9	03/16/26	374,850	(25,671)
Coffee 'C' Future	Morgan Stanley	Long	5	03/19/26	622,969	(50,507)
Coffee 'C' Future	Morgan Stanley	Long	2	07/21/26	231,750	(17,368)
Copper Future	Morgan Stanley	Short	(6)	03/27/26	(888,600)	(10,226)
Copper Future	Morgan Stanley	Long	10	07/29/26	1,509,000	(28,859)
Corn Future	Morgan Stanley	Short	(1)	03/13/26	(21,413)	(3)
Feeder Cattle Future	Morgan Stanley	Long	4	03/26/26	720,550	(3,811)
Frzn Concentrated OJ Future	Morgan Stanley	Short	(14)	07/13/26	(443,520)	(4,376)
Gasoline RBOB Future	Morgan Stanley	Short	(6)	02/27/26	(489,434)	(8,013)
Gasoline RBOB Future	Morgan Stanley	Short	(25)	05/29/26	(2,275,665)	(141,256)
Gold 100 Oz Future	Morgan Stanley	Short	(1)	04/28/26	(474,510)	(12)
Hard Red Winter Wheat Future	Morgan Stanley	Short	(55)	03/13/26	(1,498,063)	(55,037)
Lean Hogs Future	Morgan Stanley	Long	11	04/15/26	418,660	(5,420)
Live Cattle Future	Morgan Stanley	Long	2	04/30/26	189,440	(425)
LME Aluminum Future	Morgan Stanley	Short	(152)	03/16/26	(11,924,058)	(993,012)
LME Aluminum Future	Morgan Stanley	Short	(161)	05/18/26	(12,662,851)	(495,415)
LME Aluminum Future	Morgan Stanley	Short	(32)	06/15/26	(2,518,840)	(148,551)
LME Lead Future	Morgan Stanley	Long	19	03/16/26	945,782	(14,424)
LME Lead Future	Morgan Stanley	Long	23	05/18/26	1,162,322	(22,900)
LME Lead Future	Morgan Stanley	Long	39	07/13/26	1,994,051	(43,656)
LME Nickel Future	Morgan Stanley	Short	(41)	03/16/26	(4,391,324)	(532,678)
LME Nickel Future	Morgan Stanley	Short	(37)	05/18/26	(3,994,357)	(350,516)
LME Nickel Future	Morgan Stanley	Short	(4)	06/15/26	(433,286)	(63,856)
LME Nickel Future	Morgan Stanley	Short	(1)	07/13/26	(108,634)	(4)
LME Zinc Future	Morgan Stanley	Short	(99)	03/16/26	(8,444,453)	(1,004,005)
LME Zinc Future	Morgan Stanley	Short	(52)	05/18/26	(4,422,951)	(327,401)
LME Zinc Future	Morgan Stanley	Short	(3)	07/13/26	(253,783)	(8,811)
Low Su Gasoil G Future	Morgan Stanley	Short	(9)	03/12/26	(656,550)	(55,837)
Natural Gas Future	Morgan Stanley	Short	(83)	05/27/26	(3,447,820)	(910,909)
NY Harbor ULSD	Morgan Stanley	Short	(11)	02/27/26	(1,170,246)	(41,330)
NY Harbor ULSD	Morgan Stanley	Short	(24)	05/29/26	(2,332,613)	(215,315)
Palladium Future	Morgan Stanley	Long	4	06/26/26	691,960	(76,777)
Platinum Future	Morgan Stanley	Long	1	04/28/26	106,080	(20,787)
Platinum Future	Morgan Stanley	Long	7	07/29/26	749,420	(66,209)
Silver Future	Morgan Stanley	Long	2	03/27/26	785,310	(128,249)
Silver Future	Morgan Stanley	Long	11	07/29/26	4,387,350	(94,350)
Soybean Future	Morgan Stanley	Short	(15)	03/13/26	(798,188)	(12,029)
Soybean Future	Morgan Stanley	Short	(10)	07/14/26	(545,250)	(622)
Soybean Meal Future	Morgan Stanley	Long	80	07/14/26	2,420,800	(35,800)
Soybean Oil Future	Morgan Stanley	Long	3	03/13/26	96,318	(506)
Sugar #11 (World) Future	Morgan Stanley	Long	5	02/27/26	79,912	(3,149)
Wheat Future	Morgan Stanley	Short	(16)	03/13/26	(430,400)	(17,231)
White Sugar Future	Morgan Stanley	Long	24	07/16/26	485,760	(18,535)
WTI Crude Future	Morgan Stanley	Short	(12)	02/20/26	(782,520)	(33,635)
WTI Crude Future	Morgan Stanley	Short	(165)	05/19/26	(10,548,450)	(831,353)
					$(59,083,255)	$(6,967,398)

TOTAL RETURN SWAP CONTRACTS(a)

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$37,674,586	USB3MTA + 25 bps	11/30/2026	$37,674,597	$11
Citigroup	CRB 3m Fwd TR Index**	10,280,133	USB3MTA + 24 bps	10/30/2026	10,280,142	9
RBC	BCOM 3m Fwd TR Index***	13,838,954	USB3MTA + 12 bps	10/30/2026	13,838,962	8
Societe Generale	CRB 3m Fwd TR Index**	21,394,721	USB3MTA + 24 bps	10/30/2026	21,394,729	8
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	18,189,384	USB3MTA + 12 bps	10/30/2026	18,189,390	6
RBC	CRB 3m Fwd TR Index**	11,553,150	USB3MTA + 29 bps	10/30/2026	11,553,154	4
Goldman Sachs	BCOM 3m Fwd TR Index***	35,082,297	USB3MTA + 11 bps	10/30/2026	35,082,299	2
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	15,571,243	USB3MTA + 25 bps	6/30/2026	15,571,244	1
Citigroup	BCOM TR Index***	137,123,961	USB3MTA + 10 bps	10/30/2026	137,123,962	1
Bank of America - Merrill Lynch	BCOM TR Index***	57,566,516	USB3MTA + 12 bps	10/30/2026	57,566,517	1
RBC	BCOM TR Index***	86,892,857	USB3MTA + 12 bps	10/30/2026	86,892,857	–
Societe Generale	BCOM 3m Fwd TR Index***	35,902,059	USB3MTA + 12 bps	10/30/2026	35,902,059	–
Citigroup	BCOM 3m Fwd TR Index***	17,935,093	USB3MTA + 11 bps	10/30/2026	17,935,093	–
		$499,004,954			$499,005,005	$51

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM – Bloomberg Commodity Index

See Notes to Quarterly Statement of Investments.

Kotak India Equity Fund

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.45%)
Communication Services (8.37%)
Diversified Telecommunication Services (2.84%)
Indus Towers, Ltd.(a)	2,195,744	$10,651,210

Interactive Media & Services (1.37%)
Info Edge India, Ltd.	375,505	5,110,829

Wireless Telecommunication Services (4.16%)
Bharti Airtel, Ltd.	663,390	14,227,705
Bharti Airtel, Ltd. partly paid	78,914	1,350,802
		15,578,507

TOTAL COMMUNICATION SERVICES		31,340,546

Consumer Discretionary (14.51%)
Automobile Components (4.10%)
Apollo Tyres, Ltd.	827,078	4,429,656
UNO Minda, Ltd.	850,733	10,943,113
		15,372,769

Automobiles (4.76%)
Eicher Motors, Ltd.	71,831	5,566,984
Mahindra & Mahindra, Ltd.	328,109	12,251,502
		17,818,486

Broadline Retail (1.51%)
Vishal Mega Mart, Ltd.(a)	4,132,502	5,658,616

Hotels, Restaurants & Leisure (4.14%)
Eternal, Ltd.(a)	3,958,571	11,799,560
Swiggy, Ltd.(a)	1,096,550	3,697,163
		15,496,723

TOTAL CONSUMER DISCRETIONARY		54,346,594

Consumer Staples (4.38%)
Food Products (1.85%)
Britannia Industries, Ltd.	109,035	6,946,592

Personal Care Products (2.53%)
Godrej Consumer Products, Ltd.	753,979	9,467,176

TOTAL CONSUMER STAPLES		16,413,768

Energy (6.76%)
Oil, Gas & Consumable Fuels (6.76%)
Reliance Industries, Ltd.	1,665,346	25,304,825

TOTAL ENERGY		25,304,825

Financials (30.62%)
Banks (15.10%)
HDFC Bank, Ltd., ADR	102,000	3,302,760

		Value
	Shares	(Note 2)
Banks (continued)
HDFC Bank, Ltd.	2,561,674	$25,901,791
ICICI Bank, Ltd., Sponsored ADR	835,000	24,457,150
ICICI Bank, Ltd.	195,598	2,883,629
		56,545,330

Capital Markets (2.47%)
ICICI Prudential Asset Management Co., Ltd.	285,513	9,226,427

Consumer Finance (9.95%)
Bajaj Finance, Ltd.	1,293,398	13,085,778
Poonawalla Fincorp, Ltd.(a)	1,799,949	7,822,527
Shriram Finance, Ltd.	1,473,226	16,353,621
		37,261,926

Insurance (3.10%)
Max Financial Services, Ltd.(a)	662,405	11,619,587

TOTAL FINANCIALS		114,653,270

Health Care (5.17%)
Health Care Providers & Services (2.96%)
Max Healthcare Institute, Ltd.	1,062,274	11,061,615

Pharmaceuticals (2.21%)
Cipla, Ltd.	327,547	4,720,597
Piramal Pharma, Ltd.	2,118,525	3,568,776
		8,289,373

TOTAL HEALTH CARE		19,350,988

Industrials (11.60%)
Aerospace & Defense (3.50%)
Aequs, Ltd.(a)	1,206,900	1,776,221
Bharat Electronics, Ltd.	2,319,953	11,334,063
		13,110,284

Building Products (0.44%)
Apollo Pipes, Ltd.	562,112	1,643,513

Construction & Engineering (1.31%)
Voltas, Ltd.	339,911	4,913,292

Electrical Equipment (2.31%)
GE Vernova T&D India, Ltd.	245,809	8,632,008

Machinery (1.10%)
Jyoti CNC Automation, Ltd.(a)(b)	469,863	4,123,925

Passenger Airlines (2.94%)
InterGlobe Aviation, Ltd.(b)(c)	220,000	10,994,656

TOTAL INDUSTRIALS		43,417,678

		Value
	Shares	(Note 2)

Information Technology (10.83%)
IT Services (10.83%)
Cognizant Technology Solutions Corp., Class A	216,000	$17,724,960
Mphasis, Ltd.	273,172	8,215,588
Tech Mahindra, Ltd.	770,000	14,610,010
		40,550,558

TOTAL INFORMATION TECHNOLOGY		40,550,558

Materials (5.81%)
Construction Materials (4.57%)
Dalmia Bharat, Ltd.	241,762	5,443,280
UltraTech Cement, Ltd.	84,366	11,660,421
		17,103,701

Paper & Forest Products (1.24%)
Century Plyboards India, Ltd.	531,929	4,645,312

TOTAL MATERIALS		21,749,013

Real Estate (1.40%)
Real Estate Management & Development (1.40%)
Brigade Enterprises, Ltd.	639,899	5,242,208

TOTAL REAL ESTATE		5,242,208

TOTAL COMMON STOCKS
(Cost $327,783,506)		372,369,448

TOTAL INVESTMENTS (99.45%)
(Cost $327,783,506)		372,369,448

Assets In Excess Of Other Liabilities (0.55%)		2,057,381

NET ASSETS (100.00%)		$374,426,829

(a)	Non-Income Producing Security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of January 31, 2026 the aggregate market value of those securities was $15,118,581, representing 4.04% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $10,994,657, representing 2.94% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (11.63%)
Abrdn Private Equity Opportunities Trust PLC	89,211	$755,594
HarbourVest Global Private Equity, Ltd.(a)	17,678	759,319
HBM Healthcare Investments AG, Class A	1,958	608,124
HgCapital Trust PLC	319,964	1,982,194
NB Private Equity Partners, Ltd.	32,775	689,386
Oakley Capital Investments, Ltd.	133,197	969,620

TOTAL CLOSED-END FUNDS
(Cost $4,314,354)		5,764,237

COMMON STOCKS (88.01%)
Communications (4.69%)
Internet (4.69%)
Amazon.com, Inc.(a)	4,240	1,014,632
GoDaddy, Inc.(a)	4,270	429,220
Meta Platforms, Inc., Class A	1,230	881,295
		2,325,147

TOTAL COMMUNICATIONS		2,325,147

Consumer Discretionary (1.98%)
Retail (1.98%)
Wesfarmers, Ltd.	16,990	980,095

TOTAL CONSUMER DISCRETIONARY		980,095

Consumer Staples (1.41%)
Retail (1.41%)
Costco Wholesale Corp.	740	695,785

TOTAL CONSUMER STAPLES		695,785

Financials (61.41%)
Diversified Financial Services (37.67%)
Apollo Global Management, Inc.	13,690	1,841,852
Ares Management LP, Class A	13,810	2,066,943
Berkshire Hathaway, Inc., Class B(a)	3,549	1,705,401
Blackstone, Inc., Class A	12,235	1,742,509
Blue Owl Capital, Inc.	58,500	797,940
Hamilton Lane, Inc., Class A	8,715	1,230,906
Houlihan Lokey, Inc.	7,710	1,297,747
KKR & Co., Inc., Class A	18,520	2,116,095
Mastercard, Inc., Class A	1,085	584,587
Partners Group Holding AG	1,724	2,350,751
StepStone Group, Inc., Class A	19,655	1,389,412

		Value
	Shares	(Note 2)
Diversified Financial Services (continued)
TPG, Inc.	26,215	$1,544,326
		18,668,469

Holding Companies-Diversified Operations (1.30%)
Sofina SA	2,215	645,479

Investment Companies (10.20%)
3i Group PLC	53,435	2,454,748
Investor AB, B Shares	27,880	1,075,044
Italmobiliare SpA	16,450	543,184
Mutares SE & Co. KGaA	25,405	981,788
		5,054,764

Private Equity (12.24%)
Brederode SA	14,639	1,823,733
Bridgepoint Group PLC(b)(c)	201,055	747,866
CVC Capital Partners PLC(b)(c)	46,625	828,378
EQT AB	34,515	1,310,042
ICG PLC	41,037	1,021,135
Integral Corp.	14,415	331,270
		6,062,424

TOTAL FINANCIALS		30,431,136

Industrials (9.06%)
Commercial Services (2.73%)
FTAI Aviation, Ltd.	4,975	1,354,792

Electronics (1.38%)
OEM International AB, Class B	47,695	682,161

Engineering&Construction (1.21%)
IES Holdings, Inc.(a)	1,570	597,055

Machinery-Diversified (3.74%)
Carlisle Cos., Inc.	2,850	971,536
CSW Industrials, Inc.	1,345	363,123
Dover Corp.	2,585	520,852
		1,855,511

TOTAL INDUSTRIALS		4,489,519

Technology (9.46%)
Computers (1.20%)
Dell Technologies, Inc.	5,180	592,799

Electronics (1.11%)
Lagercrantz Group AB, B Shares	25,140	550,833

Semiconductors (2.42%)
Lam Research Corp.	5,146	1,201,385

Software (4.73%)
Adobe, Inc.(a)	1,810	530,783
Constellation Software, Inc.	276	509,365
Intuit, Inc.	1,035	516,382

		Value
	Shares	(Note 2)
Software (continued)
Microsoft Corp.	1,830	$787,431
		2,343,961

TOTAL TECHNOLOGY		4,688,978

TOTAL COMMON STOCKS
(Cost $35,150,953)		43,610,660

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (0.30%)
Money Market Fund (0.30%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3.642%	149,009	149,009

TOTAL MONEY MARKET FUND			149,009

TOTAL SHORT-TERM INVESTMENTS
(Cost $149,009)			149,009

TOTAL INVESTMENTS (99.94%)
(Cost $39,614,316)			49,523,906

Assets In Excess Of Other Liabilities (0.06%)			31,833

NET ASSETS (100.00%)			$49,555,739

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $1,576,244, representing 3.18% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of January 31, 2026 the aggregate market value of those securities was $1,576,244, representing 3.18% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at January 31, 2026	Fund Delivering	U.S. $ Value at January 31, 2026	Unrealized (Depreciation)

State Street Bank & Trust Company	03/20/26	USD	$1,487,219	GBP	$1,555,723	$(68,504)
State Street Bank & Trust Company	05/22/26	USD	$1,553,216	GBP	$1,574,745	(21,529)
						$(90,033)

ALPS Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (68.44%)
Communications (7.38%)
Entertainment Content (0.76%)
Walt Disney Co.	844	$95,203

Internet Media & Services (6.62%)
Alphabet, Inc., Class A	1,570	530,660
Meta Platforms, Inc., Class A	421	301,647
		832,307

TOTAL COMMUNICATIONS		927,510

Consumer Discretionary (7.89%)
Automotive (0.78%)
Tesla, Inc.(a)	229	98,564

E-Commerce Discretionary (3.31%)
Amazon.com, Inc.(a)	1,744	417,339

Leisure Facilities & Services (1.84%)
Marriott International, Inc., Class A	323	101,842
McDonald's Corp.	414	130,410
		232,252

Retail - Discretionary (1.96%)
Lowe's Cos., Inc.	450	120,177
O'Reilly Automotive, Inc.(a)	1,290	126,949
		247,126

TOTAL CONSUMER DISCRETIONARY		995,281

Consumer Staples (1.58%)
Retail - Consumer Staples (1.58%)
Costco Wholesale Corp.	88	82,742
Walmart, Inc.	980	116,757
		199,499

TOTAL CONSUMER STAPLES		199,499

Energy (1.43%)
Oil & Gas Producers (0.74%)
ConocoPhillips	892	92,973

Oil & Gas Services & Equipment (0.69%)
Baker Hughes Co.	1,555	87,142

TOTAL ENERGY		180,115

Financials (8.17%)
Banking (2.10%)
JPMorgan Chase & Co.	564	172,522

		Value
	Shares	(Note 2)
Banking (continued)
Wells Fargo & Co.	1,023	$92,571
		265,093

Institutional Financial Svcs (2.59%)
Goldman Sachs Group, Inc.	251	234,787
Intercontinental Exchange, Inc.	525	91,235
		326,022

Specialty Finance (3.48%)
American Express Co.	535	188,411
Mastercard, Inc., Class A	295	158,943
S&P Global, Inc.	173	91,308
		438,662

TOTAL FINANCIALS		1,029,777

Health Care (11.49%)
Biotech & Pharma (8.07%)
Eli Lilly & Co.	152	157,647
Gilead Sciences, Inc.	1,120	158,984
Johnson & Johnson	1,910	434,047
Merck & Co., Inc.	990	109,167
Vertex Pharmaceuticals, Inc.(a)	330	155,067
		1,014,912

Health Care Facilities & Svcs (1.29%)
HCA Healthcare, Inc.	151	73,729
IQVIA Holdings, Inc.(a)	385	88,608
		162,337

Medical Equipment & Devices (2.13%)
Boston Scientific Corp.(a)	859	80,342
Thermo Fisher Scientific, Inc.	325	188,049
		268,391

TOTAL HEALTH CARE		1,445,640

Industrials (11.03%)
Aerospace & Defense (1.83%)
RTX Corp.	1,150	231,070

Commercial Support Services (0.96%)
Waste Management, Inc.	546	121,343

Electrical Equipment (4.52%)
Amphenol Corp., Class A	2,130	306,890
Schneider Electric SE, ADR	1,360	77,574
TE Connectivity PLC	546	121,638
Trane Technologies PLC	149	62,666
		568,768

Machinery (3.10%)
Caterpillar, Inc.	391	257,028

		Value
	Shares	(Note 2)
Machinery (continued)
Deere & Co.	252	$133,056
		390,084

Transportation & Logistics (0.62%)
Old Dominion Freight Line, Inc.	450	77,940

TOTAL INDUSTRIALS		1,389,205

Materials (1.52%)
Base Metal (0.65%)
Freeport-McMoRan, Inc.	1,361	81,973

Chemicals (0.87%)
Linde PLC	241	110,130

TOTAL MATERIALS		192,103

Real Estate (1.69%)
REIT (1.69%)
Equity LifeStyle Properties, Inc.	905	57,169
Welltower, Inc.	825	155,397
		212,566

TOTAL REAL ESTATE		212,566

Technology (13.78%)
Semiconductors (6.95%)
Lam Research Corp.	1,099	256,573
NVIDIA Corp.	1,557	297,589
QUALCOMM, Inc.	600	90,954
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	696	230,070
		875,186

Software (2.66%)
Microsoft Corp.	642	276,247
Synopsys, Inc.(a)	126	58,604
		334,851

Technology Hardware (3.33%)
Apple, Inc.	706	183,193
Corning, Inc.	1,560	161,070
Motorola Solutions, Inc.	187	75,275
		419,538

Technology Services (0.84%)
International Business Machines Corp.	346	106,118

TOTAL TECHNOLOGY		1,735,693

		Value
	Shares	(Note 2)
Utilities (2.48%)
Electric Utilities (2.48%)
Alliant Energy Corp.	760	$50,092
Duke Energy Corp.	797	96,715
NRG Energy, Inc.	550	83,947
PPL Corp.	2,257	81,816
		312,570

TOTAL UTILITIES		312,570

TOTAL COMMON STOCKS
(Cost $4,706,019)		8,619,959

EXCHANGE TRADED FUNDS (30.47%)
ALPS | Smith Core Plus Bond ETF(b)	147,517	3,838,392

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,856,642)		3,838,392

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.00%(c))
Mortgage Securities (0.00%(c))
Freddie Mac REMICS, Series 1996-1843
7.000%, 04/15/2026	$1	1

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1)		1

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.94%)
Money Market Fund (0.94%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3.642%	118,467	118,467

TOTAL SHORT TERM INVESTMENTS
(Cost $118,467)			118,467

TOTAL INVESTMENTS (99.85%)
(Cost $8,681,129)			12,576,819

Assets In Excess Of Other Liabilities (0.15%)			18,977

NET ASSETS (100.00%)			$12,595,796

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.sec.gov.
(c)	Less than 0.005%.

See Notes to Quarterly Statement of Investments.

ALPS Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (99.39%)
Debt (24.06%)
iShares® Core U.S. Aggregate Bond ETF	45,215	$4,527,378
RiverFront Dynamic Core Income ETF(a)	62,528	1,415,103
Riverfront Strategic Income Fund(a)	296,730	6,851,466
Vanguard® Intermediate-Term Treasury ETF	36,650	2,195,335
Vanguard® Mortgage-Backed Securities ETF	68,680	3,244,443
		18,233,725
Equity (75.33%)
ALPS Active Equity Opportunity ETF(a)	165,685	11,570,297
ALPS Electrification Infrastructure ETF(a)	118,375	4,491,574
ALPS International Sector Dividend Dogs ETF(a)	97,965	3,943,091
ALPS O'Shares U.S. Quality Dividend ETF(a)	55,610	3,262,361
iShares® Core MSCI International Developed Markets ETF	93,500	8,069,985
iShares® Core S&P 500® ETF	7,130	4,955,564
RiverFront Dynamic US Dividend Advantage ETF(a)	204,652	13,226,249
Vanguard® International High Dividend Yield ETF	18,860	1,794,340
Vanguard® Total Stock Market ETF	16,945	5,770,959
		57,084,420
TOTAL EXCHANGE TRADED FUNDS
(Cost $57,745,655)		75,318,145

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (0.67%)
Money Market Fund (0.67%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class	3.642%	502,330	502,330

TOTAL MONEY MARKET FUND			502,330

TOTAL SHORT-TERM INVESTMENTS
(Cost $502,330)			502,330

Value
(Note 2)
TOTAL INVESTMENTS (100.06%)
(Cost $58,247,985)	$75,820,475

Liabilities In Excess Of Other Assets (-0.06%)	(41,882)

NET ASSETS (100.00%)	$75,778,593

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.sec.gov.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 5 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund (formerly ALPS | Kotak India ESG Fund), ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income (formerly RiverFront Asset Allocation Growth & Income) (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. Kotak India Equity Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. ALPS Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2026, net assets of the CoreCommodity Fund were $896,972,983 of which $205,428,361 or 22.90%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds’ Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For Kotak India Equity Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,258	$1,258
Exchange Traded Funds	347,940,696	–	–	347,940,696
Government Bonds	–	451,329,734	–	451,329,734
Short Term Investments	64,131,726	–	–	64,131,726
Total	$412,072,422	$451,329,734	$1,258	$863,403,414
Other Financial Instruments
Assets
Total Return Swap Contracts	$–	$51	$–	$51
Futures Contracts	11,514,246	–	–	11,514,246
Liabilities
Futures Contracts	(6,967,398)	–	–	(6,967,398)
Total	$4,546,848	$51	$–	$4,546,899

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Kotak India Equity Fund
Common Stocks
Communication Services	$–	$31,340,546	$–	$31,340,546
Consumer Discretionary	–	54,346,594	–	54,346,594
Consumer Staples	6,946,592	9,467,176	–	16,413,768
Energy	–	25,304,825	–	25,304,825
Financials	48,605,924	66,047,346	–	114,653,270
Health Care	–	19,350,988	–	19,350,988
Industrials	10,408,229	33,009,449	–	43,417,678
Information Technology	17,724,960	22,825,598	–	40,550,558
Materials	–	21,749,013	–	21,749,013
Real Estate	–	5,242,208	–	5,242,208
Total	$83,685,705	$288,683,743	$–	$372,369,448

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$969,620	$4,794,617	$–	$5,764,237
Common Stocks
Communications	2,325,147	–	–	2,325,147
Consumer Discretionary	–	980,095	–	980,095
Consumer Staples	695,785	–	–	695,785
Financials	16,317,718	14,113,418	–	30,431,136
Industrials	4,489,519	–	–	4,489,519
Technology	4,138,145	550,833	–	4,688,978
Short-Term Investments	149,009	–	–	149,009
Total	$29,084,943	$20,438,963	$–	$49,523,906
Other Financial Instruments
Liabilities:
Forward Contracts	–	(90,033)	–	(90,033)
Total	$–	$(90,033)	$–	$(90,033)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$8,619,959	$–	$–	$8,619,959
Exchange Traded Funds	3,838,392	–	–	3,838,392
Collateralized Mortgage Obligations	–	1	–	1
Short Term Investments	118,467	–	–	118,467
Total	$12,576,818	$1	$–	$12,576,819

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Asset Allocation Growth & Income
Exchange Traded Funds	$75,318,145	$–	$–	$75,318,145
Short-Term Investments	502,330	–	–	502,330
Total	$75,820,475	$–	$–	$75,820,475

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statement of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended January 31, 2026. As of January 31, 2026, ALPS | CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,258, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. ALPS Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: Kotak India Equity Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that a Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2026 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy for the period ended January 31, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of January 31, 2026	Share Balance as of January 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$370,296,561	$-	$(77,902,809)	$347,940,696	9,295,125	$13,320,873	$36,020,108	$19,526,836
	$370,296,561	$-	$(77,902,809)	$347,940,696		$13,320,873	$36,020,108	$19,526,836

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity Fund for the period ended January 31, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of January 31, 2026	Share Balance as of January 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | Smith Core Plus Bond ETF	$4,094,480	$-	$(233,330)	$3,838,392	147,517	$42,029	$(20,452)	$(2,306)
	$4,094,480	$-	$(233,330)	$3,838,392		$42,029	$(20,452)	$(2,306)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Asset Allocation Growth & Income for the period ended January 31, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of January 31, 2026	Share Balance as of January 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$1,989,749	$-	$(562,737.00)	$1,415,103	62,528	$19,994	$7,685	$(19,594)
Riverfront Strategic Income Fund	6,881,169	-	-	6,851,466	296,730	83,583	(29,703)	-
ALPS Active Equity Opportunity ETF	10,971,893	-	-	11,570,297	165,685	19,432	598,404	-
ALPS Electrification Infrastructure ETF	4,722,179	-	(379,106)	4,491,574	118,375	14,037	109,137	39,364
ALPS International Sector Dividend Dogs ETF	3,605,798	-	-	3,943,091	97,965	36,838	337,293	-
ALPS O'Shares U.S. Quality Dividend ETF	3,113,604	-	-	3,262,361	55,610	11,536	148,757	-
RiverFront Dynamic US Dividend Advantage ETF	14,465,171	-	(1,465,088)	13,226,249	204,652	71,134	(554,578)	780,744
	$45,749,563	$-	$(2,406,931)	$44,760,141		$256,554	$616,995	$800,514

Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2026

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
BANK LOANS (0.27%)

Aerospace & Defense (0.27%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$1,750,000	$1,751,164

TOTAL BANK LOANS
(Cost $1,760,907)		1,751,164

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.01%)

Fannie Mae
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(a)	$1,739	$1,742
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(a)	1,986	1,987
Series 2011-61, Class B,
3.000%, 07/25/2026	228	227
Series 2011-80, Class KB,
3.500%, 08/25/2026	3	3
Series 2012-47, Class HA,
1.500%, 05/25/2027	2,081	2,063
Series 2013-5, Class DB,
2.000%, 02/25/2028	14,351	14,134
Series 2015-96, Class EA,
3.000%, 12/25/2026	36,976	36,769
		56,925
Freddie Mac
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(a)	107	107
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(a)	11,486	11,487
Series 2013-4177, Class NB,
1.500%, 03/15/2028	3,921	3,844
		15,438

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,080)		72,363

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (0.41%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	$31,885	$31,758
5.270%, 07/01/2028	454,300	460,684
Series 2011-MA0717,
3.500%, 04/01/2026	1,731	1,726
Series 2016-AL9448,
2.993%, 07/01/2026(a)	76,599	76,259
Series 2016-AN2079,
2.910%, 07/01/2026	32,667	32,456
Series 2017-,
3.030%, 07/01/2029	116,332	113,233
Series 2021-,
1.490%, 07/01/2028	247,517	235,127
1.580%, 12/01/2028	110,000	103,426
Series 2023-,
4.550%, 03/01/2028	475,000	477,866
4.900%, 03/01/2028	750,000	758,551
		2,291,086
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	13,344	13,241

Freddie Mac Pool
Series 2018-,
2.000%, 01/01/2028	104,255	102,756
3.500%, 04/01/2028	43,521	43,293
Series 2023-,
4.170%, 04/01/2028	113,000	113,513
		259,562
Ginnie Mae I Pool
Series 2013-AF1057,
2.000%, 07/15/2028	22,664	22,272

Ginnie Mae II Pool
Series 2011-4954,
3.000%, 02/20/2026	263	262

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,553,504)		2,586,423

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (60.67%)

Aerospace & Defense (4.49%)
BAE Systems PLC
5.00%, 03/26/2027(b)	4,500,000	4,553,728

	Principal	Value
	Amount	(Note 2)
Boeing Co.
2.20%, 02/04/2026	$5,000,000	$4,999,151
3.25%, 02/01/2028	3,000,000	2,956,918
5.15%, 05/01/2030	3,000,000	3,084,336
General Electric Co.
4.30%, 07/29/2030	1,405,000	1,415,170
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,591,147
Lockheed Martin Corp.
4.15%, 08/15/2028	3,000,000	3,024,809
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,025,604
Total Aerospace & Defense		28,650,863

Airlines (1.52%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(b)	3,000,000	3,035,008
Southwest Airlines Co.
4.38%, 11/15/2028	5,000,000	5,028,328
United Airlines Holdings, Inc.
5.38%, 03/01/2031	1,585,000	1,602,722
Total Airlines		9,666,058

Apparel & Textile Products (1.19%)
Gildan Activewear, Inc.
4.70%, 10/07/2030(b)	4,458,000	4,445,933
VF Corp.
2.80%, 04/23/2027	3,200,000	3,123,745
Total Apparel & Textile Products		7,569,678

Automobiles Manufacturing (5.34%)
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	3,096,000	3,113,018
5.73%, 09/05/2030	1,752,000	1,794,354
5.80%, 03/05/2027	3,000,000	3,042,860
6.95%, 03/06/2026	3,750,000	3,756,493
General Motors Co.
5.63%, 04/15/2030	1,500,000	1,563,090
General Motors Financial Co., Inc.
4.20%, 10/27/2028	1,714,000	1,718,754
5.40%, 05/08/2027	1,500,000	1,524,464
Hyundai Capital America
4.25%, 01/08/2029(b)	6,327,000	6,341,235
5.45%, 06/24/2026(b)	3,000,000	3,017,501
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/2028(b)	5,000,000	5,019,770
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(b)	3,100,000	3,143,877
Total Automobiles Manufacturing		34,035,416

Banks (7.15%)
Capital One NA
5.97%, 08/09/2028(a)	2,711,000	2,797,073

	Principal	Value
	Amount	(Note 2)
Citizens Bank NA
1D US SOFR + 0.70%, 01/29/2029(a)	$3,000,000	$3,005,355
Goldman Sachs Bank USA
1D US SOFR + 0.78%, 03/18/2027(a)	6,000,000	6,009,269
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	3,500,000	3,531,785
Morgan Stanley Private Bank NA
1D US SOFR + 0.77%, 07/06/2028(a)	3,000,000	3,019,682
1D US SOFR + 0.78%, 11/17/2028(a)	1,530,000	1,534,553
PNC Bank NA
1D US SOFR + 0.63%, 05/13/2027(a)	3,000,000	3,004,177
PNC Financial Services Group, Inc.
1D US SOFR + 0.61%, 01/26/2029(a)	3,000,000	3,004,933
Truist Bank
3.30%, 05/15/2026	3,500,000	3,495,134
Series I
1D US SOFR + 0.66%, 01/27/2029(a)	3,000,000	3,004,133
US Bank NA
1D US SOFR + 0.91%, 05/15/2028(a)	3,000,000	3,029,395
Wells Fargo & Co.
1D US SOFR + 0.74%, 01/23/2030(a)	2,000,000	2,001,958
1D US SOFR + 1.07%, 04/22/2028(a)	8,000,000	8,161,728
Total Banks		45,599,175

Biotechnology (0.54%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,378,528

Cable & Satellite (1.09%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	3,000,000	3,002,638
5.50%, 05/01/2026	2,900,000	2,901,465
Cox Communications, Inc.
5.45%, 09/15/2028(b)	1,000,000	1,028,740
Total Cable & Satellite		6,932,843

Chemicals (0.48%)
Ecolab, Inc.
4.30%, 06/15/2028	3,000,000	3,030,806

	Principal	Value
	Amount	(Note 2)
Commercial Finance (0.47%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(b)	$3,000,000	$3,011,738

Consumer Finance (2.14%)
American Express Co.
1D US SOFR + 1.26%, 04/25/2029(a)	3,000,000	3,045,519
SOFRINDX + 0.75%, 04/23/2027(a)(c)	5,000,000	5,018,397
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	939,000	841,070
Fiserv, Inc.
2.65%, 06/01/2030	3,300,000	3,049,458
Global Payments, Inc.
4.50%, 11/15/2028	1,650,000	1,657,724

Total Consumer Finance		13,612,168

Consumer Services (1.59%)
Cintas Corp. No 2
4.20%, 05/01/2028	5,000,000	5,030,057
Sodexo, Inc.
5.15%, 08/15/2030(b)	5,000,000	5,121,819

Total Consumer Services		10,151,876

Containers & Packaging (0.47%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	3,007,965

Department Stores (1.05%)
Kohl's Corp.
10.00%, 06/01/2030(b)	6,100,000	6,688,663

Diversified Banks (2.04%)
Bank of America Corp.
1D US SOFR + 1.11%, 05/09/2029(a)	3,000,000	3,040,567
JPMorgan Chase & Co.
1D US SOFR + 0.84%, 01/22/2032(a)	839,000	836,975
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,030,904
Toronto-Dominion Bank
Series GMTN
4.98%, 04/05/2027	3,000,000	3,038,115
3.91%, 01/13/2028	3,000,000	3,002,152

Total Diversified Banks		12,948,713

	Principal	Value
	Amount	(Note 2)
Electrical Equipment Manufacturing (0.52%)
Vontier Corp.
1.80%, 04/01/2026	$3,350,000	$3,336,049

Entertainment Content (1.22%)
Discovery Communications LLC
4.13%, 05/15/2029	3,900,000	3,791,737
Paramount Global
3.70%, 06/01/2028	1,600,000	1,559,624
7.88%, 07/30/2030	1,370,000	1,473,002
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	951,000	923,060
Total Entertainment Content		7,747,423

Exploration & Production (0.40%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,014,094
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(b)	1,500,000	1,513,148
Total Exploration & Production		2,527,242

Financial Services (8.52%)
Bank of New York Mellon Corp.
1D US SOFR + 0.63%, 01/22/2030(a)	2,000,000	1,998,455
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,050,696
SOFRINDX + 1.05%, 03/03/2027(a)(c)	2,471,000	2,490,431
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(b)	3,731,000	3,835,306
Goldman Sachs Group, Inc.
1D US SOFR + 0.71%, 01/21/2029(a)	5,000,000	5,004,657
1D US SOFR + 0.96%, 01/21/2032(a)	1,174,000	1,173,816
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(b)	4,931,000	4,861,924
LPL Holdings, Inc.
4.90%, 04/03/2028	2,000,000	2,030,752
5.70%, 05/20/2027	2,900,000	2,954,685
Lseg US Fin Corp.
4.88%, 03/28/2027(b)	2,500,000	2,528,108
Morgan Stanley
1D US SOFR + 0.80%, 01/09/2030(a)	2,000,000	2,004,060
National Securities Clearing Corp.
4.90%, 06/26/2029(b)	5,000,000	5,131,200
5.15%, 06/26/2026(b)	5,000,000	5,026,600
UBS Group AG
1Y US TI + 1.60%, 12/22/2027(a)(b)	7,000,000	7,138,872

	Principal	Value
	Amount	(Note 2)
USAA Capital Corp.
4.38%, 06/01/2028(b)	$3,000,000	$3,035,258
Total Financial Services		54,264,820

Food & Beverage (0.63%)
Campbell's Company
5.30%, 03/20/2026	1,000,000	1,001,640
Mars, Inc.
4.45%, 03/01/2027(b)	3,000,000	3,022,576
Total Food & Beverage		4,024,216

Hardware (0.63%)
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	2,000,000	2,028,665
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	2,006,257
Total Hardware		4,034,922

Health Care Facilities & Services (1.12%)
HCA, Inc.
5.00%, 03/01/2028	5,000,000	5,095,134
5.20%, 06/01/2028	2,000,000	2,049,442
Total Health Care Facilities & Services		7,144,576

Industrial Other (1.03%)
Element Fleet Management Corp.
4.64%, 11/24/2030(b)	2,500,000	2,506,668
6.27%, 06/26/2026(b)	4,000,000	4,029,014
Total Industrial Other		6,535,682

Integrated Oils (0.25%)
Saudi Arabian Oil Co.
4.00%, 02/02/2029(b)	1,603,000	1,594,003

Internet Media (1.23%)
Alphabet, Inc.
4.10%, 11/15/2030	5,000,000	5,005,466
Meta Platforms, Inc.
4.20%, 11/15/2030	2,817,000	2,812,779
Total Internet Media		7,818,245

Life Insurance (0.32%)
Jackson National Life Global Funding
4.90%, 01/13/2027(b)	2,000,000	2,018,946

Medical Equipment & Devices Manufacturing (2.60%)
Alcon Finance Corp.
2.75%, 09/23/2026(b)	6,150,000	6,101,552
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	2,005,323
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(b)	3,000,000	3,100,082

	Principal	Value
	Amount	(Note 2)
Solventum Corp.
5.40%, 03/01/2029	$776,000	$804,447
5.45%, 02/25/2027	1,533,000	1,555,270
Stryker Corp.
4.55%, 02/10/2027	3,000,000	3,023,123

Total Medical Equipment & Devices Manufacturing		16,589,797

Metals & Mining (0.47%)
Steel Dynamics, Inc.
4.00%, 12/15/2028	3,000,000	2,996,750

Pipeline (1.27%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(b)	1,000,000	1,042,044
6.06%, 08/15/2026(b)	1,500,000	1,512,544
Energy Transfer LP
4.55%, 01/15/2031	1,176,000	1,175,131
Kinetik Holdings LP
6.63%, 12/15/2028(b)	1,000,000	1,030,273
NuStar Logistics LP
5.63%, 04/28/2027	3,000,000	3,037,505
Targa Resources Corp.
4.35%, 01/15/2029	338,000	339,720
Total Pipeline		8,137,217

Power Generation (0.87%)
Calpine Corp.
4.50%, 02/15/2028(b)	3,100,000	3,098,914
Constellation Energy Generation LLC
3.90%, 01/08/2028	2,007,000	2,005,338
Vistra Operations Co. LLC
4.70%, 01/31/2031(b)	504,000	503,531
Total Power Generation		5,607,783

Property & Casualty Insurance (0.98%)
Brown & Brown, Inc.
4.60%, 12/23/2026	1,555,000	1,564,460
4.70%, 06/23/2028	1,550,000	1,571,139
4.90%, 06/23/2030	3,100,000	3,148,432
Total Property & Casualty Insurance		6,284,031

Refining & Marketing (0.50%)
Sunoco LP
7.00%, 05/01/2029(b)	3,050,000	3,173,238

Restaurants (0.48%)
Starbucks Corp.
4.50%, 05/15/2028	3,000,000	3,032,517

Retail - Consumer Discretionary (1.63%)
Amazon.com, Inc.
3.90%, 11/20/2028	1,165,000	1,169,412

	Principal	Value
	Amount	(Note 2)
AutoNation, Inc.
4.45%, 01/15/2029	$6,000,000	$6,014,393
Gap, Inc.
3.63%, 10/01/2029(b)	3,400,000	3,237,147

Total Retail - Consumer Discretionary		10,420,952

Semiconductors (0.98%)
Broadcom, Inc.
5.05%, 07/12/2027	1,578,000	1,606,477
Foundry JV Holdco LLC
5.50%, 01/25/2031(b)	4,500,000	4,663,173
Total Semiconductors		6,269,650

Software & Services (2.01%)
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	3,848,000	3,684,591
Roper Technologies, Inc.
4.25%, 09/15/2028	3,000,000	3,017,656
Synopsys, Inc.
4.55%, 04/01/2027	3,000,000	3,021,983
4.65%, 04/01/2028	3,000,000	3,038,942

Total Software & Services		12,763,172

Supermarkets & Pharmacies (0.85%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(b)	5,330,000	5,419,353

Transportation & Logistics (0.79%)
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029(b)	5,000,000	5,006,557

Travel & Lodging (0.24%)
Carnival Corp.
4.00%, 08/01/2028(b)	1,515,000	1,500,082

Utilities (0.64%)
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,025,585
Sempra
5.40%, 08/01/2026	2,000,000	2,011,744
Total Utilities		4,037,329

Wireless Telecommunications Services (0.93%)
SoftBank Corp.
4.70%, 07/09/2030(b)	860,000	864,247
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,089,643

	Principal	Value
	Amount	(Note 2)
Total Wireless Telecommunications Services		5,953,890

TOTAL CORPORATE BONDS
(Cost $382,538,665)		386,522,932

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (38.23%)

U.S. Treasury Bonds (38.23%)
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	15,808,003	16,129,467

United States Treasury Notes
3.50%, 10/31/2027	27,604,000	27,586,748
3.50%, 12/15/2028	6,199,000	6,182,776
3.50%, 09/30/2029	26,718,000	26,551,013
3.63%, 08/31/2027	30,934,000	30,977,500
3.63%, 12/31/2030	621,000	616,197
3.75%, 04/30/2027	22,700,000	22,760,297
3.75%, 06/30/2027	27,456,000	27,539,655
4.00%, 05/31/2030	717,000	724,142
4.13%, 01/31/2027	26,664,000	26,813,038
4.13%, 10/31/2029	23,011,000	23,354,367
4.13%, 11/30/2029	6,464,000	6,560,581
4.25%, 03/15/2027	17,494,000	17,628,622
4.25%, 01/31/2030	9,900,000	10,095,100

Total U.S. Treasury Bonds		243,519,503

TOTAL GOVERNMENT BONDS
(Cost $241,980,337)		243,519,503

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.81%)

Money Market Fund (0.81%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.62%	5,165,115	5,165,115

TOTAL SHORT TERM INVESTMENTS
(Cost $5,165,115)			5,165,115

Value
(Note 2)
TOTAL INVESTMENTS (100.40%)
(Cost $634,071,608)	$639,617,500

Liabilities In Excess Of Other Assets (-0.40%)	(2,570,814)

NET ASSETS (100.00%)	$637,046,686

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

30D US SOFR - 30 Day SOFR as of January 31, 2026 was 3.67%

1D US SOFR - 1 Day SOFR as of January 31, 2026 was 3.68%

1Y US TI - 1 Year US TI as of January 31, 2026 was 3.48%

1M US SOFR- 1 Month SOFR as of January 31, 2026 was 3.67%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $134,905,010, representing 21.18% of net assets.
(c)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
BANK LOANS (0.95%)

Aerospace & Defense (0.47%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$15,878,769	$15,889,328

Biotechnology (0.14%)
BioMarin Pharmaceutical Inc
3M SOFR + 0.00%, 01/29/2031(a)	4,900,000	4,912,250

Casinos & Gaming (0.21%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	7,319,625	7,284,857

Pharmaceuticals (0.13%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 08/02/2032(a)	4,359,973	4,381,773

TOTAL BANK LOANS
(Cost $32,585,120)		32,468,208

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.80%)

Fannie Mae
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	$2,098	$2,099
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	14,236	14,226
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	5,376	5,380
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	2,193	2,193
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	2,358	2,359
Series 2001-29, Class Z,
6.500%, 07/25/2031	26,280	27,043

	Principal	Value
	Amount	(Note 2)
Series 2001-52, Class XZ,
6.500%, 10/25/2031	$11,362	$11,842
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	50,551	50,696
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	78,138	78,924
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	3,954	3,962
Series 2001-63, Class TC,
6.000%, 12/25/2031	9,358	9,682
Series 2001-68, Class PH,
6.000%, 12/25/2031	7,876	8,151
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	35,308	35,446
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	28,875	28,958
Series 2001-81, Class GE,
6.000%, 01/25/2032	6,616	6,873
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	22,000	22,126
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	24,835	25,133
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	15,940	16,029
Series 2002-16, Class TM,
7.000%, 04/25/2032	5,516	5,726
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	12,464	12,611
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	23,058	23,226
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	18,459	18,634
Series 2002-34, Class EO,
–%, 05/18/2032(b)	6,191	6,057
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	1,599	1,600
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	34,602	35,014

	Principal	Value
	Amount	(Note 2)
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	$6,732	$6,751
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	19,092	19,319
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	18,991	19,193
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	46,266	46,810
Series 2002-63, Class EZ,
6.000%, 10/25/2032	4,666	4,845
Series 2002-64, Class PG,
5.500%, 10/25/2032	25,816	26,535
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	8,411	8,511
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	27,097	27,262
Series 2002-71, Class AQ,
4.000%, 11/25/2032	11,044	10,938
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	14,065	14,150
Series 2002-80, Class CZ,
4.500%, 09/25/2032	113,656	110,421
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	6,985	6,997
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	10,119	10,137
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	6,896	6,896
Series 2003-110, Class CK,
3.000%, 11/25/2033	10,259	10,114
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	12,789	12,771
Series 2003-119, Class ZP,
4.000%, 12/25/2033	34,461	33,708
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	20,930	20,928
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	30,073	30,159

	Principal	Value
	Amount	(Note 2)
Series 2003-131, Class CH,
5.500%, 01/25/2034	$48,317	$49,867
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	15,508	15,553
Series 2003-19, Class MB,
4.000%, 05/25/2031	16,100	15,831
Series 2003-21, Class OG,
4.000%, 01/25/2033	2,432	2,419
Series 2003-22, Class BZ,
6.000%, 04/25/2033	16,733	17,350
Series 2003-27, Class EK,
5.000%, 04/25/2033	13,442	13,754
Series 2003-30, Class JQ,
5.500%, 04/25/2033	14,212	14,573
Series 2003-32, Class UJ,
5.500%, 05/25/2033	23,539	24,512
Series 2003-41, Class OB,
4.000%, 05/25/2033	89,278	86,965
Series 2003-41, Class OZ,
3.750%, 05/25/2033	135,960	130,022
Series 2003-42, Class JH,
5.500%, 05/25/2033	33,319	34,435
Series 2003-46, Class PJ,
5.500%, 06/25/2033	19,813	20,606
Series 2003-47, Class PE,
5.750%, 06/25/2033	22,699	23,685
Series 2003-64, Class JK,
3.500%, 07/25/2033	21,794	21,496
Series 2003-64, Class ZC,
5.000%, 07/25/2033	14,854	15,159
Series 2003-71, Class HD,
5.500%, 08/25/2033	52,310	53,706
Series 2003-76, Class EZ,
5.000%, 08/25/2033	77,892	79,492
Series 2003-94, Class CE,
5.000%, 10/25/2033	94	94
Series 2004-10, Class ZB,
6.000%, 02/25/2034	105,034	109,470
Series 2004-101, Class TB,
5.500%, 01/25/2035	62,983	65,154
Series 2004-14, Class QB,
5.250%, 03/25/2034	94,111	96,592
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	122,041
Series 2004-17, Class DZ,
5.500%, 04/25/2034	5,844	5,970

	Principal	Value
	Amount	(Note 2)
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	$12,718	$12,687
Series 2004-36, Class CB,
5.000%, 05/25/2034	46,204	47,350
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	103,228	103,077
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	50,330	50,278
Series 2004-60, Class AC,
5.500%, 04/25/2034	10,639	10,640
Series 2004-68, Class LC,
5.000%, 09/25/2029	13,435	13,590
Series 2004-77, Class AY,
4.500%, 10/25/2034	9,640	9,751
Series 2004-82, Class HK,
5.500%, 11/25/2034	27,618	28,908
Series 2004-92, Class TB,
5.500%, 12/25/2034	50,168	51,886
Series 2005-110, Class MP,
5.500%, 12/25/2035	7,070	7,260
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	12,402	12,388
Series 2005-122, Class PY,
6.000%, 01/25/2036	162,679	170,266
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	24,911
Series 2005-17, Class EZ,
4.500%, 03/25/2035	29,824	29,716
Series 2005-29, Class ZA,
5.500%, 04/25/2035	774,660	802,725
Series 2005-3, Class CH,
5.250%, 02/25/2035	53,061	54,690
Series 2005-35, Class DZ,
5.000%, 04/25/2035	75,073	76,885
Series 2005-48, Class TD,
5.500%, 06/25/2035	71,711	74,648
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	58,627	59,031
Series 2005-62, Class GZ,
5.750%, 07/25/2035	268,066	280,747
Series 2005-64, Class PL,
5.500%, 07/25/2035	29,735	30,632
Series 2005-68, Class CZ,
5.500%, 08/25/2035	175,587	181,440

	Principal	Value
	Amount	(Note 2)
Series 2005-68, Class BE,
5.250%, 08/25/2035	$33,772	$34,584
Series 2005-68, Class PG,
5.500%, 08/25/2035	13,674	14,053
Series 2005-69, Class GZ,
4.500%, 08/25/2035	5,743	5,646
Series 2005-7, Class MZ,
4.750%, 02/25/2035	9,511	9,459
Series 2005-70, Class NA,
5.500%, 08/25/2035	6,172	6,328
Series 2005-70, Class KP,
5.000%, 06/25/2035	30,468	31,250
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	4,863	4,832
Series 2005-79, Class DB,
5.500%, 09/25/2035	49,535	51,641
Series 2005-84, Class XM,
5.750%, 10/25/2035	26,498	27,338
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	11,087	11,028
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	550,441
Series 2005-99, Class FA,
30D US SOFR + 0.41%, 11/25/2035(a)	885	885
Series 2005-99, Class ZA,
5.500%, 12/25/2035	136,087	138,504
Series 2006-112, Class QC,
5.500%, 11/25/2036	12,710	13,227
Series 2006-114, Class HE,
5.500%, 12/25/2036	59,334	61,378
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	9,768	9,703
Series 2006-16, Class HZ,
5.500%, 03/25/2036	171,713	178,049
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	9,498	9,462
Series 2006-46, Class UD,
5.500%, 06/25/2036	22,096	22,919
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	24,905	24,774
Series 2006-48, Class DZ,
6.000%, 06/25/2036	191,525	200,482

	Principal	Value
	Amount	(Note 2)
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	$6,241	$6,214
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	123,267	121,645
Series 2006-63, Class QH,
5.500%, 07/25/2036	21,292	22,163
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	54,225	53,976
Series 2006-71, Class ZH,
6.000%, 07/25/2036	26,051	27,432
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	48,397	48,211
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	10,873	10,865
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	30,986	31,088
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	19,455	19,485
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	119,243	119,797
Series 2007-12, Class BZ,
6.000%, 03/25/2037	297,334	301,671
Series 2007-12, Class ZA,
6.000%, 03/25/2037	91,476	93,181
Series 2007-14, Class GZ,
5.500%, 03/25/2037	107,233	111,565
Series 2007-18, Class MZ,
6.000%, 03/25/2037	113,234	119,674
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	14,728	14,628
Series 2007-26, Class ZB,
5.500%, 04/25/2037	150,279	156,723
Series 2007-30, Class MB,
4.250%, 04/25/2037	33,856	33,894
Series 2007-33, Class HE,
5.500%, 04/25/2037	27,440	28,547
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	16,049	15,936
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	4,969	4,951

	Principal	Value
	Amount	(Note 2)
Series 2007-51, Class CP,
5.500%, 06/25/2037	$15,494	$15,915
Series 2007-51, Class PB,
5.500%, 06/25/2037	13,504	13,451
Series 2007-55, Class PH,
6.000%, 06/25/2047	214,126	227,989
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	12,378	12,287
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	29,659	29,465
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	12,507	12,408
Series 2007-63, Class VZ,
5.500%, 07/25/2037	115,520	120,325
Series 2007-65, Class ZE,
5.500%, 07/25/2037	495,663	516,310
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	39,725	39,447
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	17,184	17,056
Series 2007-77, Class JE,
6.000%, 08/25/2037	249,783	263,810
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	65,303	65,307
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	18,105	18,085
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	18,008	17,965
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	16,238	16,107
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	107,716	108,899
Series 2008-24, Class WD,
5.500%, 02/25/2038	138,216	140,085
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	26,927	27,257
Series 2008-27, Class B,
5.500%, 04/25/2038	464,905	488,253
Series 2008-46, Class LA,
5.500%, 06/25/2038	8,533	8,891

	Principal	Value
	Amount	(Note 2)
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	$15,868	$16,074
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	108,597	110,228
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	20,798	20,861
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	27,501	27,735
Series 2009-11, Class MP,
7.000%, 03/25/2049	84,022	91,169
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	48,528	48,763
Series 2009-111, Class CY,
5.000%, 03/25/2038	99,212	101,687
Series 2009-12, Class LA,
14.422%, 03/25/2039(a)	218,406	260,180
Series 2009-12, Class LD,
16.545%, 03/25/2039(a)	286,390	387,711
Series 2009-19, Class ZA,
6.500%, 04/25/2039	318,705	336,337
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	59,801
Series 2009-39, Class Z,
6.000%, 06/25/2039	1,640,652	1,736,431
Series 2009-42, Class TZ,
4.500%, 03/25/2039	182,509	177,410
Series 2009-47, Class BN,
4.500%, 07/25/2039	20,989	21,239
Series 2009-62, Class WA,
5.585%, 08/25/2039(a)	48,382	48,939
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	36,169	37,038
Series 2009-70, Class CO,
–%, 01/25/2037(b)	53,463	44,495
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	18,976	19,426
Series 2009-86, Class OT,
–%, 10/25/2037(b)	19,635	16,936
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	26,618	26,707
Series 2009-90, Class UZ,
4.500%, 11/25/2039	687,471	668,750

	Principal	Value
	Amount	(Note 2)
Series 2010-1, Class WA,
6.273%, 02/25/2040(a)	$8,356	$8,500
Series 2010-1, Class EL,
4.500%, 02/25/2040	216,119	216,387
Series 2010-102, Class B,
4.500%, 07/25/2040	191,050	191,196
Series 2010-102, Class HA,
4.000%, 09/25/2050	49,242	46,979
Series 2010-103, Class DZ,
4.500%, 09/25/2040	243,831	242,020
Series 2010-103, Class PJ,
4.500%, 09/25/2040	21,922	22,131
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	32,397	32,300
Series 2010-118, Class LZ,
4.750%, 10/25/2040	29,971	30,372
Series 2010-122, Class JA,
7.000%, 07/25/2040	11,458	11,714
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	11,162	11,115
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	163,099
Series 2010-129, Class PZ,
4.500%, 11/25/2040	38,286	37,043
Series 2010-130, Class BZ,
4.500%, 11/25/2040	862,698	862,152
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	32,906	32,929
Series 2010-141, Class LZ,
4.500%, 12/25/2040	770,515	759,175
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	87,316
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	30,897	30,748
Series 2010-141, Class AL,
4.000%, 12/25/2040	241,731	238,396
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	10,231	10,180
Series 2010-154, Class JA,
3.000%, 11/25/2040	208,496	202,051
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	73,043
Series 2010-19, Class PY,
5.000%, 03/25/2040	205,367	210,276

	Principal	Value
	Amount	(Note 2)
Series 2010-33, Class KN,
4.500%, 03/25/2040	$12,630	$12,620
Series 2010-37, Class CY,
5.000%, 04/25/2040	22,175	22,768
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	23,694	23,687
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	185,437
Series 2010-54, Class LX,
5.000%, 06/25/2040	263,955	265,293
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	33,424	33,571
Series 2010-64, Class DM,
5.000%, 06/25/2040	15,477	15,725
Series 2010-67, Class BD,
4.500%, 06/25/2040	457,778	460,362
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	85,137
Series 2010-82, Class WZ,
5.000%, 08/25/2040	190,695	194,865
Series 2010-9, Class ME,
5.000%, 02/25/2040	656,290	674,352
Series 2011-114, Class B,
3.500%, 11/25/2041	118,571	113,519
Series 2011-118, Class KL,
3.250%, 07/25/2040	40,939	40,450
Series 2011-121, Class JP,
4.500%, 12/25/2041	86,911	86,275
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	796,809
Series 2011-130, Class KB,
4.000%, 12/25/2041	25,875	24,799
Series 2011-132, Class PE,
4.500%, 12/25/2041	99,476	99,492
Series 2011-145, Class JA,
4.500%, 12/25/2041	4,747	4,733
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	412,239
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	19,841	19,795
Series 2011-17, Class PD,
4.000%, 03/25/2041	3,935	3,877
Series 2011-26, Class PA,
4.500%, 04/25/2041	64,510	65,249
Series 2011-27, Class ZD,
2.500%, 09/25/2040	176,703	165,738

	Principal	Value
	Amount	(Note 2)
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	$109,340	$109,641
Series 2011-30, Class ZA,
5.000%, 04/25/2041	771,698	791,590
Series 2011-43, Class B,
3.500%, 05/25/2031	10,603	10,446
Series 2011-45, Class ZA,
4.000%, 05/25/2031	9,244	9,227
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	67,364	67,358
Series 2011-5, Class PO,
–%, 09/25/2040(b)	6,482	4,853
Series 2011-55, Class BZ,
3.500%, 06/25/2041	333,947	319,168
Series 2011-74, Class UB,
4.000%, 07/25/2040	121,008	113,807
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	13,398	13,392
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	59,520	59,467
Series 2011-93, Class ST,
4.000%, 09/25/2041	14,302	14,164
Series 2011-93, Class GA,
4.000%, 04/25/2039	7,403	7,287
Series 2012-100, Class DB,
3.000%, 09/25/2042	689,351	630,036
Series 2012-103, Class PY,
3.000%, 09/25/2042	180,000	159,109
Series 2012-106, Class QN,
3.500%, 10/25/2042	49,007	46,124
Series 2012-108, Class PL,
3.000%, 10/25/2042	474,926	434,203
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	158,149
Series 2012-111, Class B,
7.000%, 10/25/2042	54,088	58,613
Series 2012-112, Class DA,
3.000%, 10/25/2042	135,565	125,616
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	182,564
Series 2012-120, Class AH,
2.500%, 02/25/2032	2,222	2,212
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	513,463
Series 2012-126, Class TA,
3.000%, 10/25/2042	130,109	121,057

	Principal	Value
	Amount	(Note 2)
Series 2012-128, Class NP,
2.500%, 11/25/2042	$8,142	$5,584
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	26,231
Series 2012-13, Class JP,
4.500%, 02/25/2042	187,888	187,381
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	33,296	32,946
Series 2012-137, Class CF,
30D US SOFR + 0.41%, 08/25/2041(a)	2,415	2,413
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	147,499
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	182,024
Series 2012-141, Class PD,
1.750%, 10/25/2041	53,517	51,196
Series 2012-149, Class ZA,
3.000%, 01/25/2041	36,149	35,606
Series 2012-149, Class DA,
1.750%, 01/25/2043	14,086	13,218
Series 2012-149, Class KB,
3.000%, 01/25/2043	74,767	72,443
Series 2012-151, Class NX,
1.500%, 01/25/2043	255,763	224,774
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	188,531
Series 2012-152, Class PB,
3.500%, 01/25/2043	36,320	35,365
Series 2012-153, Class B,
7.000%, 07/25/2042	18,943	20,794
Series 2012-17, Class JB,
3.500%, 03/25/2042	200,000	171,785
Series 2012-17, Class JA,
3.500%, 12/25/2041	221,128	212,015
Series 2012-19, Class CB,
3.500%, 03/25/2042	192,126	184,232
Series 2012-20, Class TD,
4.500%, 02/25/2042	14,285	14,260
Series 2012-26, Class MA,
3.500%, 03/25/2042	100,023	95,491
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	119,002
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	21,114	21,059
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	33,408	33,364

	Principal	Value
	Amount	(Note 2)
Series 2012-38, Class MC,
3.000%, 04/25/2042	$147,000	$126,195
Series 2012-46, Class YB,
3.500%, 05/25/2042	61,440	58,230
Series 2012-46, Class CD,
2.500%, 04/25/2041	1,294	1,289
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	127,594
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	4,411	4,411
Series 2012-50, Class HC,
2.000%, 03/25/2042	73,156	69,225
Series 2012-51, Class ZX,
3.500%, 05/25/2042	2,180,421	1,784,566
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	322,003
Series 2012-52, Class BM,
4.500%, 01/25/2042	336,449	335,119
Series 2012-56, Class UB,
4.000%, 06/25/2042	410,930	391,616
Series 2012-56, Class WB,
3.500%, 05/25/2042	55,389	53,686
Series 2012-69, Class PL,
3.000%, 01/25/2042	52,179	51,422
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	146,312
Series 2012-80, Class GZ,
3.000%, 08/25/2042	324,371	301,330
Series 2012-82, Class E,
2.000%, 04/25/2042	14,081	13,627
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	77,777
Series 2012-90, Class PH,
3.000%, 01/25/2042	46,307	44,784
Series 2012-90, Class PB,
2.500%, 01/25/2042	208,382	202,105
Series 2012-93, Class TL,
3.000%, 09/25/2042	420,000	364,398
Series 2012-98, Class ZP,
6.000%, 09/25/2042	781,275	832,655
Series 2012-99, Class DC,
2.000%, 08/25/2041	75,633	72,544
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	51,349
Series 2013-108, Class GU,
3.000%, 10/25/2033	24,933	24,159
Series 2013-114, Class LM,
4.000%, 03/25/2042	173,637	170,704

	Principal	Value
	Amount	(Note 2)
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	$25,747	$25,567
Series 2013-136, Class QB,
3.500%, 03/25/2042	136,377	130,199
Series 2013-17, Class YM,
4.000%, 03/25/2033	8,038	8,015
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	8,738	8,699
Series 2013-20, Class CA,
2.500%, 01/25/2043	152,288	137,610
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	194,777
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	91,811
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	86,992
Series 2013-68, Class LE,
2.000%, 04/25/2043	55,552	51,809
Series 2013-68, Class P,
3.500%, 10/25/2042	75,301	73,635
Series 2013-70, Class CE,
2.500%, 01/25/2043	127,384	120,254
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,463
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	191,126
Series 2013-9, Class BC,
6.500%, 07/25/2042	160,458	171,009
Series 2013-9, Class CB,
5.500%, 04/25/2042	328,667	340,317
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	131,202
Series 2014-10, Class BA,
5.347%, 03/25/2054(a)	203,930	211,915
Series 2014-20, Class AC,
3.000%, 08/25/2036	427	423
Series 2014-21, Class MA,
2.000%, 09/25/2041	37,262	36,289
Series 2014-23, Class A,
3.000%, 05/25/2044	636,723	585,198
Series 2014-23, Class Z,
3.500%, 05/25/2044	407,017	383,751
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	49,651
Series 2014-3, Class BM,
2.500%, 06/25/2043	36,224	34,537

	Principal	Value
	Amount	(Note 2)
Series 2014-43, Class PZ,
3.000%, 07/25/2043	$249,037	$212,734
Series 2014-49, Class CA,
3.000%, 08/25/2044	50,966	49,779
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	986,368
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	101,825
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	10,280	10,136
Series 2014-80, Class DZ,
3.000%, 12/25/2044	2,916,848	2,691,387
Series 2014-81, Class GC,
3.000%, 03/25/2038	9,669	9,585
Series 2014-86, Class PA,
2.000%, 12/25/2044	686,630	614,639
Series 2014-88, Class ER,
2.500%, 02/25/2036	11,457	11,183
Series 2015-16, Class ZY,
2.500%, 04/25/2045	11,093,657	9,699,115
Series 2015-2, Class CD,
3.500%, 02/25/2045	162,467	139,100
Series 2015-51, Class CD,
3.000%, 07/25/2044	62,884	61,581
Series 2015-53, Class KB,
3.000%, 01/25/2045	625,601	579,462
Series 2015-56, Class MH,
3.500%, 08/25/2045	852,391	790,388
Series 2015-65, Class CZ,
3.500%, 09/25/2045	143,915	126,555
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	95,427
Series 2015-96, Class EA,
3.000%, 12/25/2026	36,976	36,769
Series 2016-14, Class NC,
2.500%, 03/25/2046	67,542	65,292
Series 2016-2, Class BH,
2.700%, 07/25/2045	144,620	136,151
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	257,004
Series 2016-27, Class HK,
3.000%, 01/25/2041	184,533	178,560
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	329,586
Series 2016-33, Class JA,
3.000%, 07/25/2045	101,803	97,496
Series 2016-33, Class LE,
2.500%, 11/25/2033	24,559	23,506

	Principal	Value
	Amount	(Note 2)
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	$43,852	$43,643
Series 2016-52, Class MZ,
3.000%, 08/25/2046	265,858	209,308
Series 2016-55, Class EA,
1.750%, 07/25/2043	698,766	607,768
Series 2016-57, Class PC,
1.750%, 06/25/2046	190,314	164,096
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	22,877	22,756
Series 2016-8, Class CB,
3.500%, 03/25/2046	778,689	740,811
Series 2016-83, Class KL,
2.500%, 11/25/2046	132,401	92,169
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	3,846
Series 2016-9, Class D,
3.000%, 03/25/2046	24,344	22,504
Series 2016-9, Class PA,
2.500%, 06/25/2045	114,242	108,651
Series 2017-1, Class JP,
3.500%, 04/25/2045	54,727	54,313
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	17,816	17,715
Series 2017-100, Class ZE,
3.500%, 12/25/2047	115,737	106,479
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	106,673
Series 2017-15, Class PE,
3.500%, 04/25/2046	33,792	32,932
Series 2017-19, Class B,
3.000%, 01/25/2047	175,095	162,217
Series 2017-25, Class QE,
2.500%, 04/25/2047	124,417	107,941
Series 2017-35, Class AH,
3.500%, 04/25/2053	3,806	3,792
Series 2017-38, Class JA,
3.000%, 03/25/2047	100,304	91,828
Series 2017-46, Class P,
3.500%, 06/25/2047	2,159,967	1,993,943
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	108,858
Series 2017-56, Class BA,
3.000%, 03/25/2045	51,993	50,856
Series 2017-68, Class HQ,
3.000%, 07/25/2046	629,432	597,496

	Principal	Value
	Amount	(Note 2)
Series 2017-84, Class JP,
2.750%, 10/25/2047	$105,581	$94,060
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	914,506
Series 2017-96, Class PA,
3.000%, 12/25/2054	80,895	79,399
Series 2017-99, Class DZ,
3.500%, 12/25/2047	121,220	111,642
Series 2018-15, Class KG,
2.500%, 01/25/2048	85,290	73,734
Series 2018-19, Class KB,
3.000%, 04/25/2046	21,120	20,770
Series 2018-2, Class HD,
3.000%, 02/25/2047	11,079	10,881
Series 2018-25, Class AL,
3.500%, 04/25/2048	187,296	172,114
Series 2018-38, Class PA,
3.500%, 06/25/2047	45,673	45,089
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	59,171	58,665
Series 2018-41, Class PZ,
4.000%, 06/25/2048	1,060,750	896,101
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	65,144	64,520
Series 2018-45, Class GA,
3.000%, 06/25/2048	29,787	26,932
Series 2018-5, Class JP,
3.000%, 09/25/2047	32,656	30,995
Series 2018-50, Class DY,
3.000%, 10/25/2047	394,550	366,378
Series 2018-56, Class CH,
3.000%, 08/25/2048	24,661	22,298
Series 2018-6, Class PA,
3.000%, 02/25/2048	154,058	139,577
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	86,223
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	276,141
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	279,038
Series 2018-74, Class AB,
3.500%, 10/25/2048	261,688	246,054
Series 2018-8, Class KL,
2.500%, 03/25/2047	208,814	192,337
Series 2018-83, Class AC,
3.500%, 11/25/2048	119,817	108,896

	Principal	Value
	Amount	(Note 2)
Series 2018-83, Class LH,
4.000%, 11/25/2048	$15,473	$14,785
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	367,473
Series 2018-94, Class KD,
3.500%, 12/25/2048	38,125	35,032
Series 2018-94, Class KZ,
4.500%, 01/25/2049	210,312	163,183
Series 2019-10, Class MA,
3.000%, 03/25/2049	57,610	52,028
Series 2019-11, Class EA,
3.000%, 05/25/2048	163,729	156,206
Series 2019-12, Class HA,
3.500%, 11/25/2057	207,542	201,626
Series 2019-13, Class MH,
3.000%, 03/25/2049	259,395	239,258
Series 2019-34, Class PZ,
3.000%, 07/25/2049	122,864	64,093
Series 2019-45, Class PT,
3.000%, 08/25/2049	188,994	173,463
Series 2019-50, Class CZ,
2.750%, 09/25/2049	186,260	86,708
Series 2019-55, Class MQ,
3.500%, 10/25/2049	499,107	458,613
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	10,249	10,066
Series 2019-65, Class HA,
2.500%, 11/25/2049	373,844	323,647
Series 2019-75, Class PA,
3.000%, 10/25/2049	416,045	376,861
Series 2019-81, Class LB,
1.500%, 12/25/2049	420,422	349,992
Series 2019-82, Class HZ,
3.000%, 01/25/2050	361,615	310,805
Series 2020-10, Class B,
3.000%, 03/25/2050	208,683	180,289
Series 2020-11, Class JW,
3.000%, 03/25/2050	237,000	181,885
Series 2020-36, Class GD,
2.000%, 12/25/2037	94,690	87,686
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	111,792
Series 2020-47, Class GZ,
2.000%, 07/25/2050	223,607	137,073
Series 2020-73, Class ED,
0.815%, 11/25/2049(a)	691,457	512,430
Series 2021-12, Class GA,
1.000%, 07/25/2050	109,914	81,536

	Principal	Value
	Amount	(Note 2)
Series 2021-15, Class JB,
1.250%, 04/25/2051	$120,361	$48,358
Series 2021-17, Class ZA,
1.500%, 04/25/2051	165,572	81,315
Series 2021-43, Class JC,
2.000%, 05/25/2051	111,600	93,235
Series 2021-47, Class PE,
1.750%, 07/25/2051	687,737	557,674
Series 2021-47, Class PD,
1.500%, 07/25/2051	687,737	547,124
Series 2021-59, Class H,
2.000%, 06/25/2048	196,921	166,860
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	105,360
Series 2021-66, Class HU,
1.500%, 10/25/2051	259,997	126,017
Series 2021-66, Class JG,
1.000%, 10/25/2051	449,768	375,758
Series 2021-68, Class A,
2.000%, 07/25/2049	2,212,699	1,841,574
Series 2021-69, Class WA,
2.000%, 04/25/2049	277,759	236,393
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	205,814
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	62,491
Series 2021-8, Class HZ,
2.000%, 03/25/2051	485,144	251,006
Series 2021-80, Class KE,
2.000%, 11/25/2051	184,846	154,000
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,590,320
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,651,226
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	57,768
Series 2022-43, Class ZA,
4.500%, 07/25/2052	263,116	260,561
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	194,925
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,852,975
Series 2022-68, Class Z,
5.000%, 10/25/2052	666,334	657,014
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,278	714,988
Series 2022-88, Class EZ,
6.000%, 12/25/2052	4,750,102	5,006,205

	Principal	Value
	Amount	(Note 2)
Series 2022-90, Class AY,
4.500%, 12/25/2041	$180,000	$180,329
Series 2023-12, Class GB,
6.000%, 06/25/2045	4,136,849	4,218,204
Series 2023-19, Class BZ,
5.000%, 05/25/2053	6,198,009	6,084,781
Series 2023-42, Class B,
6.000%, 07/25/2045	12,926,927	13,185,080
		109,501,025
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	113,441	118,100

Freddie Mac
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	690	691
Series 1997-1980, Class Z,
7.000%, 07/15/2027	3,850	3,873
Series 1998-2034, Class Z,
6.500%, 02/15/2028	3,857	3,922
Series 1998-2035, Class PC,
6.950%, 03/15/2028	917	927
Series 1998-2053, Class Z,
6.500%, 04/15/2028	4,195	4,238
Series 1998-2060, Class Z,
6.500%, 05/15/2028	1,901	1,932
Series 1998-2095, Class PE,
6.000%, 11/15/2028	4,393	4,474
Series 1998-2102, Class Z,
6.000%, 12/15/2028	12,251	12,482
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	2,020	2,020
Series 1999-2126, Class CB,
6.250%, 02/15/2029	2,626	2,653
Series 1999-2137, Class TH,
6.500%, 03/15/2029	1,486	1,515
Series 1999-2154, Class PL,
6.500%, 05/15/2029	40,755	41,296
Series 2000-2224, Class CB,
8.000%, 03/15/2030	4,818	5,007
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	2,829	2,873
Series 2001-2279, Class Z,
6.000%, 01/15/2031	3,371	3,427
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	9,894	9,901

	Principal	Value
	Amount	(Note 2)
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	$11,069	$11,078
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	65,010	67,928
Series 2001-2334, Class KB,
6.500%, 05/15/2028	19,539	19,793
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	12,778	12,887
Series 2001-2367, Class FA,
30D US SOFR + 0.64%, 06/15/2031(a)	10,848	10,863
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	5,487	5,490
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	9,291	9,326
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	6,974	6,987
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	3,723	3,730
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	3,325	3,325
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	65,621	65,880
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	6,582	6,590
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	14,557	14,710
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	4,356	4,368
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	20,730	20,730
Series 2002-2430, Class WF,
6.500%, 03/15/2032	4,169	4,379
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	15,236	15,394
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	31,380	31,035

	Principal	Value
	Amount	(Note 2)
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	$28,222	$28,273
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	33,641	34,034
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	9,496	9,607
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	9,506	9,617
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	32,182	32,274
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	14,412	14,577
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	18,814	18,586
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	838	838
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	25,384	25,679
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	24,123	24,403
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	17,262	17,231
Series 2002-2524, Class DH,
6.000%, 11/15/2032	21,570	22,481
Series 2002-2525, Class NU,
5.000%, 04/15/2032	39,678	39,788
Series 2002-2535, Class AW,
5.500%, 12/15/2032	5,065	5,227
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	73,640	73,850
Series 2002-2541, Class BL,
5.500%, 12/15/2032	21,195	21,875
Series 2003-2554, Class MN,
5.500%, 01/15/2033	24,441	24,993
Series 2003-2557, Class HL,
5.300%, 01/15/2033	79,460	80,604
Series 2003-2557, Class NU,
5.250%, 03/15/2032	27,373	27,750

	Principal	Value
	Amount	(Note 2)
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	$17,814	$17,791
Series 2003-2568, Class D,
5.500%, 02/15/2033	21,787	22,561
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	10,948	11,019
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	49,056	49,085
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	18,737	18,731
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	125,192	123,047
Series 2003-2614, Class FV,
30D US SOFR + 1.61%, 05/15/2033(a)	128,062	130,785
Series 2003-2624, Class QH,
5.000%, 06/15/2033	7,031	7,209
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	232,989	232,340
Series 2003-2627, Class CN,
5.000%, 06/15/2033	20,886	21,419
Series 2003-2631, Class DB,
5.000%, 06/15/2033	142,744	145,619
Series 2003-2647, Class A,
3.250%, 04/15/2032	33,096	32,620
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	307,303	311,312
Series 2003-2668, Class LH,
5.000%, 09/15/2033	12,792	13,120
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	39,208	39,357
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	73,876	74,891
Series 2003-2717, Class LH,
5.500%, 12/15/2033	3,527	3,682
Series 2003-2725, Class TA,
4.500%, 12/15/2033	108,322	109,545
Series 2004-2750, Class TC,
5.250%, 02/15/2034	1,719	1,760
Series 2004-2768, Class PW,
4.250%, 03/15/2034	95,515	95,514
Series 2004-2802, Class OH,
6.000%, 05/15/2034	4,764	4,920

	Principal	Value
	Amount	(Note 2)
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	$22,159	$22,935
Series 2004-2835, Class TB,
4.500%, 08/15/2034	234,802	236,259
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	44,427	45,452
Series 2004-2901, Class KB,
5.000%, 12/15/2034	60,627	62,219
Series 2005-2916, Class MY,
5.500%, 01/15/2035	99,330	102,672
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	3,703	3,754
Series 2005-2929, Class PG,
5.000%, 02/15/2035	22,442	23,058
Series 2005-2933, Class HD,
5.500%, 02/15/2035	9,803	10,094
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	554,242
Series 2005-2953, Class PG,
5.500%, 03/15/2035	10,998	11,464
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	4,123	4,104
Series 2005-2973, Class GE,
5.500%, 05/15/2035	243,000	252,355
Series 2005-2980, Class QA,
6.000%, 05/15/2035	20,665	21,687
Series 2005-2996, Class GX,
5.500%, 06/15/2035	61,633	64,024
Series 2005-3012, Class WZ,
5.500%, 08/15/2035	273,116	278,784
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	46,175	48,325
Series 2005-3028, Class PG,
5.500%, 09/15/2035	22,149	22,743
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	1,008,277	1,023,413
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	4,651	4,624
Series 2005-3033, Class WY,
5.500%, 09/15/2035	48,989	50,824
Series 2005-3036, Class NE,
5.000%, 09/15/2035	59,828	61,548
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	182,989	193,485
Series 2005-3052, Class WH,
5.500%, 10/15/2035	11,461	11,948

	Principal	Value
	Amount	(Note 2)
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	$54,596	$55,864
Series 2005-3062, Class DE,
5.500%, 11/15/2035	79,045	82,767
Series 2005-3068, Class Z,
5.500%, 11/15/2035	90,931	94,776
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	6,973	6,952
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	22,679	22,647
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	26,015	26,241
Series 2006-3098, Class PG,
5.000%, 01/15/2036	41,057	42,371
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	11,250	9,876
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	6,529	6,495
Series 2006-3137, Class XP,
6.000%, 04/15/2036	13,340	14,071
Series 2006-3143, Class BC,
5.500%, 02/15/2036	59,356	61,748
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	7,252	7,222
Series 2006-3148, Class CY,
6.000%, 04/15/2036	12,255	12,937
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	14,440	14,405
Series 2006-3154, Class PN,
5.500%, 05/15/2036	40,307	42,361
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	56,842	56,907
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	23,522	23,403
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	122,314	125,237
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	55,958	57,529
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	22,813	22,690

	Principal	Value
	Amount	(Note 2)
Series 2006-3235, Class Z,
6.500%, 11/15/2036	$714,574	$762,810
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	6,898	6,840
Series 2006-3237, Class CE,
5.500%, 11/15/2036	117,018	119,633
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	119,259	116,656
Series 2006-3249, Class CB,
4.250%, 12/15/2036	225,516	225,127
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	47,071	46,631
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	7,764	7,677
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	11,854	11,785
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	65,392	64,848
Series 2007-3312, Class PA,
5.500%, 05/15/2037	9,524	9,940
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	18,448	18,315
Series 2007-3349, Class HG,
5.500%, 07/15/2037	10,903	11,376
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	42,166	41,872
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	12,258	12,248
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	38,298	38,477
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	20,196	20,214
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	51,329	51,365
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	27,656	27,687
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	42,110	42,303

	Principal	Value
	Amount	(Note 2)
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	$16,163	$16,092
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	77,211	77,521
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	296,228
Series 2008-3405, Class PE,
5.000%, 01/15/2038	29,194	29,982
Series 2008-3409, Class DB,
6.000%, 01/15/2038	74,461	78,813
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	12,704	12,763
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	54,002	54,250
Series 2008-3415, Class PC,
5.000%, 12/15/2037	21,819	22,344
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	26,747	26,904
Series 2008-3450, Class PE,
5.000%, 05/15/2038	35,368	36,200
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	11,988	11,364
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	15,097	15,324
Series 2009-3539, Class B,
4.500%, 06/15/2029	29,882	30,022
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	37,579	37,968
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	76,276	78,375
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	13,379	13,693
Series 2009-3564, Class NB,
5.000%, 08/15/2039	225,249	231,627
Series 2009-3574, Class D,
5.000%, 09/15/2039	46,996	48,229
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	16,383	16,467
Series 2009-3587, Class DA,
4.500%, 10/15/2039	69,461	70,043

	Principal	Value
	Amount	(Note 2)
Series 2009-3588, Class CW,
6.645%, 10/15/2037(a)	$181,442	$189,116
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	37,763	32,301
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	85,070	85,959
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	557,354	571,191
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	6,731	6,768
Series 2010-3620, Class EL,
4.000%, 01/15/2030	7,848	7,824
Series 2010-3622, Class PB,
5.000%, 01/15/2040	258,489	266,028
Series 2010-3626, Class ME,
5.000%, 01/15/2040	351,158	361,752
Series 2010-3631, Class PA,
4.000%, 02/15/2040	108,816	107,684
Series 2010-3653, Class B,
4.500%, 04/15/2030	25,158	25,293
Series 2010-3656, Class PM,
5.000%, 04/15/2040	92,890	95,618
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	118,415	121,809
Series 2010-3664, Class DA,
4.000%, 11/15/2037	35,121	35,071
Series 2010-3747, Class PY,
4.000%, 10/15/2040	242,037	239,207
Series 2010-3747, Class CY,
4.500%, 10/15/2040	194,471	196,269
Series 2010-3770, Class GA,
4.500%, 10/15/2040	313,891	317,375
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	6,459,049	6,309,175
Series 2010-3778, Class JA,
3.500%, 04/15/2040	6,967	6,952
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	36,349	35,914
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	12,988	12,962
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	9,617	10,140
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	12,922	12,904
Series 2011-3825, Class BP,
4.000%, 03/15/2041	62,908	61,249

	Principal	Value
	Amount	(Note 2)
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	$29,794	$29,732
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	414,446	424,377
Series 2011-3844, Class PC,
5.000%, 04/15/2041	195,000	200,672
Series 2011-3852, Class QN,
26.79629% - 30D US SOFR, 05/15/2041(a)	26,005	25,072
Series 2011-3852, Class TP,
27.08024% - 30D US SOFR, 05/15/2041(a)	16,690	16,509
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	1,050,285	1,073,053
Series 2011-3862, Class MA,
5.000%, 04/15/2041	44,716	45,571
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	24,967	24,917
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	316,542	314,389
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	184,833	149,991
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	296,681
Series 2011-3934, Class KB,
5.000%, 10/15/2041	458,906	474,383
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,211,913	1,195,016
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	267,274	260,523
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	546,911	543,614
Series 2011-3940, Class MY,
4.000%, 10/15/2041	211,021	205,290
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	553,022	527,403
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	126,500	128,213
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	40,370
Series 2011-3963, Class JB,
4.500%, 11/15/2041	70,952	71,615
Series 2011-3968, Class LA,
4.500%, 12/15/2041	5,519	5,459
Series 2011-3969, Class JP,
4.500%, 09/15/2041	10,501	10,500
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	1,692,669	1,605,360

	Principal	Value
	Amount	(Note 2)
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	$21,700	$21,653
Series 2012-3989, Class JW,
3.500%, 01/15/2042	138,784	133,174
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	871,671	831,817
Series 2012-3997, Class EC,
3.500%, 02/15/2042	59,120	52,178
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	28,410	28,262
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	19,122	18,974
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	239,601	239,977
Series 2012-4011, Class DC,
4.000%, 09/15/2041	151,915	149,349
Series 2012-4011, Class DB,
4.000%, 09/15/2041	148,421	145,919
Series 2012-4012, Class GC,
3.500%, 06/15/2040	727	726
Series 2012-4020, Class PG,
2.500%, 03/15/2027	1,179	1,172
Series 2012-4037, Class CA,
3.000%, 04/15/2027	16,968	16,886
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	99,377
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	592,107
Series 2012-4050, Class ND,
2.500%, 09/15/2041	1,332	1,329
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	384,811	366,771
Series 2012-4064, Class AY,
3.000%, 06/15/2027	12,482	12,420
Series 2012-4068, Class PE,
3.000%, 06/15/2042	288,995	268,884
Series 2012-4075, Class PB,
3.000%, 07/15/2042	75,832	70,795
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	122,897
Series 2012-4088, Class PB,
3.000%, 08/15/2042	110,147	100,532
Series 2012-4094, Class CW,
2.000%, 08/15/2042	107,721	91,968

	Principal	Value
	Amount	(Note 2)
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	$27,113	$27,092
Series 2012-4097, Class CU,
1.500%, 08/15/2027	23,141	22,689
Series 2012-4101, Class QN,
3.500%, 09/15/2042	299,651	274,940
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	138,356
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	3,513	3,456
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	112,510
Series 2012-4120, Class TC,
1.500%, 10/15/2027	1,661	1,633
Series 2012-4122, Class BA,
2.815%, 05/15/2040(a)(c)	103,246	97,785
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	258,173
Series 2012-4141, Class PL,
2.500%, 12/15/2042	274,000	199,154
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	13,445
Series 2013-4161, Class LT,
2.500%, 08/15/2042	237,741	223,139
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	6,281	6,237
Series 2013-4171, Class MN,
3.000%, 02/15/2043	144,000	110,755
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	42,867
Series 2013-4183, Class ME,
2.000%, 02/15/2042	214,634	208,937
Series 2013-4185, Class PB,
3.000%, 03/15/2043	347,378	329,642
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	15,245	14,928
Series 2013-4204, Class QP,
3.000%, 05/15/2043	153,000	132,152
Series 2013-4218, Class DG,
2.500%, 07/15/2042	79,183	74,790
Series 2013-4220, Class EH,
2.500%, 06/15/2028	1,353	1,346
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	5,314	5,312
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	467,813

	Principal	Value
	Amount	(Note 2)
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	$32,485	$32,336
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	146,352	147,524
Series 2014-4293, Class NM,
4.500%, 06/15/2043	12,235	12,130
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	10,521	10,383
Series 2014-4319, Class PM,
3.000%, 03/15/2043	25,722	25,421
Series 2014-4320, Class AP,
3.500%, 07/15/2039	77,611	76,533
Series 2014-4324, Class AY,
3.000%, 04/15/2029	449,470	446,078
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(d)	1,111,007	1,116,676
Series 2014-4370, Class PC,
2.500%, 09/15/2041	1,710	1,704
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	161,395	96,514
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	207,247
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	63,918	57,394
Series 2015-4459, Class CA,
5.000%, 12/15/2034	5,838	5,947
Series 2015-4461, Class EA,
2.000%, 07/15/2037	15,879	15,761
Series 2015-4498, Class JA,
2.500%, 04/15/2037	77,368	71,121
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	57,665	47,129
Series 2016-4555, Class CP,
3.000%, 04/15/2045	247,422	241,308
Series 2016-4582, Class PA,
3.000%, 11/15/2045	88,188	83,881
Series 2016-4583, Class UP,
3.000%, 07/15/2045	114,411	108,832
Series 2016-4590, Class AK,
3.500%, 08/15/2027	4,765	4,756
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	118,307	75,935
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	64,363	65,301
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	846,851

	Principal	Value
	Amount	(Note 2)
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	$1,175,870	$989,612
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	327,283	314,670
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	284,233
Series 2017-4672, Class QD,
3.000%, 08/15/2045	14,832	14,696
Series 2017-4680, Class PA,
3.000%, 03/15/2046	9	9
Series 2017-4707, Class Z,
4.000%, 08/15/2047	134,351	85,539
Series 2017-4710, Class PA,
3.000%, 04/15/2045	53,329	52,677
Series 2017-4714, Class MY,
3.500%, 08/15/2047	950,225	877,478
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	136,526
Series 2017-4748, Class GA,
3.000%, 01/15/2045	3,000	2,991
Series 2018-4767, Class Z,
3.000%, 12/15/2047	39,299	23,122
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	140,044	134,205
Series 2018-4787, Class PY,
4.000%, 05/15/2048	35,077	33,898
Series 2018-4808, Class DG,
3.500%, 09/15/2045	30,058	29,994
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	174,667	155,115
Series 2018-4818, Class CA,
3.000%, 04/15/2048	328,759	297,557
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,748,114	1,633,952
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	312,216	283,614
Series 2018-4839, Class AE,
4.000%, 04/15/2051	184,873	183,210
Series 2018-4846, Class PA,
4.000%, 06/15/2047	633	632
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	31,758	30,995
Series 2019-4863, Class H,
7.000%, 03/15/2049	112,738	121,133
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	932,432
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,342,237	1,144,186

	Principal	Value
	Amount	(Note 2)
Series 2019-4926, Class BP,
3.000%, 10/25/2049	$474,694	$425,346
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	129,186	59,814
Series 2020-4961, Class JB,
2.500%, 12/15/2042	106,335	98,579
Series 2020-4989, Class FB,
30D US SOFR + 0.46%, 10/15/2040(a)	77,965	76,812
Series 2020-4989, Class FA,
30D US SOFR + 0.46%, 08/15/2040(a)	87,522	86,268
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	256,282	135,170
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	89,926
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,578	90,682
Series 2020-5014, Class BP,
1.250%, 09/25/2040	180,809	161,676
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	158,473	79,251
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	146,456	68,011
Series 2020-5049, Class WB,
0.750%, 12/25/2050	307,930	246,834
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	62,582
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	485,603
Series 2021-5083, Class MA,
2.000%, 03/25/2051	612,856	365,170
Series 2021-5085, Class HA,
1.500%, 03/25/2051	147,216	78,224
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	68,923
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	199,842	106,667
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	112,554
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	150,308
Series 2021-5129, Class KC,
1.500%, 11/25/2049	121,117	106,521
Series 2021-5144, Class PC,
1.500%, 09/25/2051	314,196	273,632
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,985	217,128

	Principal	Value
	Amount	(Note 2)
Series 2021-5171, Class KY,
1.750%, 12/25/2051	$172,000	$91,741
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	433,881	376,224
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	84,226
Series 2021-5182, Class M,
2.500%, 05/25/2049	282,967	257,131
Series 2022-5189, Class PG,
2.500%, 09/25/2051	72,725	67,466
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	667,942	545,570
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	145,632
Series 2022-5201, Class CA,
2.500%, 07/25/2048	530,427	488,980
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	395,707	222,353
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,070,163
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	497,961
Series 2022-5234, Class PH,
3.500%, 04/25/2051	665,826	650,816
Series 2024-5407, Class LB,
6.000%, 05/25/2054	6,901,530	7,151,981
		58,897,015
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	126,197	116,407
Series 2013-300, Class 300,
3.000%, 01/15/2043	106,219	97,024
		213,431
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M CME TERM SOFR + 0.37%, 08/25/2031(a)	42,119	42,100
Series 2002-41, Class 3A,
4.476%, 07/25/2032(a)	1,609,526	1,493,639
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	190,863	190,335
		1,726,074
Ginnie Mae
Series 2003-76, Class TG,
5.500%, 09/20/2033	94,317	94,105
Series 2004-1, Class TE,
5.000%, 06/20/2033	14,436	14,400

	Principal	Value
	Amount	(Note 2)
Series 2004-15, Class AY,
5.500%, 02/20/2034	$103,258	$103,897
Series 2004-22, Class AZ,
5.500%, 04/20/2034	188,024	188,935
Series 2004-26, Class ED,
5.500%, 04/16/2034	40,792	40,974
Series 2004-34, Class QL,
5.500%, 05/16/2034	115,946	115,757
Series 2004-55, Class MC,
5.500%, 07/20/2034	26,362	26,722
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,672,113	1,669,566
Series 2004-87, Class BC,
4.500%, 10/20/2034	7,772	7,755
Series 2005-11, Class PL,
5.000%, 02/20/2035	21,223	21,381
Series 2005-13, Class BG,
5.000%, 02/20/2035	114,566	115,415
Series 2005-13, Class NB,
5.000%, 02/20/2035	7,589	7,625
Series 2005-3, Class QB,
5.000%, 01/16/2035	28,986	29,090
Series 2005-3, Class OC,
5.000%, 01/20/2035	105,849	106,231
Series 2005-3, Class JL,
5.000%, 12/16/2034	41,153	41,055
Series 2005-3, Class JM,
4.750%, 01/20/2035	29,445	29,363
Series 2005-44, Class GZ,
5.000%, 07/20/2035	72,281	72,120
Series 2005-45, Class BF,
1M CME TERM SOFR + 0.41%, 06/20/2035(a)	21,556	21,432
Series 2005-49, Class B,
5.500%, 06/20/2035	51,573	52,592
Series 2005-51, Class DC,
5.000%, 07/20/2035	79,512	80,159
Series 2005-56, Class JA,
5.000%, 05/17/2035	8,158	8,156
Series 2005-56, Class BD,
5.000%, 07/20/2035	27,199	28,413
Series 2005-69, Class WD,
5.000%, 05/18/2035	27,771	27,770
Series 2005-73, Class PH,
5.000%, 09/20/2035	75,550	75,393
Series 2005-92, Class PB,
6.000%, 12/20/2035	100,648	103,420
Series 2006-10, Class PB,
5.500%, 03/20/2036	175,400	179,281

	Principal	Value
	Amount	(Note 2)
Series 2006-38, Class OH,
6.500%, 08/20/2036	$19,109	$19,065
Series 2007-18, Class B,
5.500%, 05/20/2035	47,923	48,755
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	139,835
Series 2007-35, Class NE,
6.000%, 06/16/2037	31,666	32,205
Series 2007-35, Class TE,
6.000%, 06/20/2037	71,798	72,524
Series 2007-40, Class FY,
1M CME TERM SOFR + 0.44%, 07/16/2037(a)	20,955	20,835
Series 2007-44, Class PH,
6.000%, 07/20/2037	79,347	81,611
Series 2007-57, Class Z,
5.500%, 10/20/2037	686,996	699,395
Series 2007-6, Class LE,
5.500%, 02/20/2037	181,543	182,055
Series 2007-7, Class PG,
5.000%, 02/16/2037	16,202	16,589
Series 2007-79, Class FC,
1M CME TERM SOFR + 0.55%, 12/20/2037(a)	84,544	84,175
Series 2008-13, Class FB,
1M CME TERM SOFR + 0.61%, 02/20/2038(a)	17,069	17,030
Series 2008-20, Class CE,
5.500%, 06/16/2037	156,394	159,153
Series 2008-21, Class PZ,
5.500%, 11/20/2037	381,317	380,490
Series 2008-31, Class PC,
5.500%, 04/20/2038	34,860	35,332
Series 2008-33, Class PB,
5.500%, 04/20/2038	98,901	99,832
Series 2008-37, Class L,
6.000%, 04/20/2038	29,554	29,868
Series 2008-38, Class PL,
5.500%, 05/20/2038	152,309	156,280
Series 2008-38, Class PN,
5.500%, 05/20/2038	29,292	30,056
Series 2008-38, Class BG,
5.000%, 05/16/2038	51,944	52,324
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	120,958
Series 2008-41, Class PE,
5.500%, 05/20/2038	49,932	51,198
Series 2008-43, Class NB,
5.500%, 05/20/2038	97,200	97,670

	Principal	Value
	Amount	(Note 2)
Series 2008-47, Class ML,
5.250%, 06/16/2038	$17,921	$18,254
Series 2008-49, Class PB,
4.750%, 06/20/2038	20,788	20,747
Series 2008-50, Class KB,
6.000%, 06/20/2038	159,540	164,308
Series 2008-51, Class FG,
1M CME TERM SOFR + 0.88%, 06/16/2038(a)	56,853	57,137
Series 2008-51, Class PH,
5.250%, 06/20/2038	26,497	27,513
Series 2008-55, Class PL,
5.500%, 06/20/2038	22,816	22,797
Series 2008-58, Class PE,
5.500%, 07/16/2038	53,950	54,558
Series 2008-60, Class JP,
5.500%, 07/20/2038	166,776	166,840
Series 2008-60, Class JN,
5.500%, 07/20/2038	83,980	84,013
Series 2008-65, Class PG,
6.000%, 08/20/2038	150,739	150,418
Series 2008-66, Class FN,
1M CME TERM SOFR + 1.06%, 08/20/2038(a)	64,430	64,616
Series 2008-7, Class PQ,
5.000%, 02/20/2038	66,933	66,760
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	58,375
Series 2008-77, Class FC,
1M CME TERM SOFR + 0.81%, 09/20/2038(a)	41,347	41,351
Series 2008-85, Class PG,
5.250%, 10/20/2038	23,934	23,908
Series 2008-89, Class JD,
6.000%, 08/20/2038	32,805	32,720
Series 2008-89, Class JC,
5.500%, 08/20/2038	28,243	28,173
Series 2008-9, Class FA,
1M CME TERM SOFR + 0.61%, 02/20/2038(a)	11,693	11,692
Series 2009-1, Class FA,
1M CME TERM SOFR + 1.164%, 01/20/2039(a)	48,899	49,194
Series 2009-10, Class PH,
4.500%, 02/20/2039	20,937	21,066
Series 2009-10, Class NB,
5.000%, 02/16/2039	56,063	57,266
Series 2009-118, Class PY,
5.000%, 12/16/2039	13,045	13,404

	Principal	Value
	Amount	(Note 2)
Series 2009-12, Class NB,
5.000%, 03/20/2039	$38,018	$37,943
Series 2009-13, Class E,
4.500%, 03/16/2039	66,621	66,533
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.15%, 03/20/2039(a)	46,466	46,479
Series 2009-24, Class WB,
5.000%, 03/20/2039	155,192	154,921
Series 2009-32, Class ZA,
5.500%, 05/20/2039	360,987	369,426
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	309,302
Series 2009-47, Class LT,
5.000%, 06/20/2039	82,102	82,616
Series 2009-55, Class FN,
1M CME TERM SOFR + 1.11%, 07/20/2039(a)	17,235	17,318
Series 2009-58, Class PA,
4.500%, 07/20/2039	50,219	49,733
Series 2009-61, Class AP,
4.000%, 08/20/2039	23,099	22,802
Series 2009-61, Class MP,
5.000%, 08/20/2039	21,021	21,183
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	94,145
Series 2009-75, Class GZ,
4.500%, 09/20/2039	68,689	69,366
Series 2009-76, Class JB,
4.500%, 07/20/2039	6,686	6,689
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	438,444
Series 2009-77, Class KJ,
5.000%, 09/20/2039	81,806	84,566
Series 2009-83, Class TF,
1M CME TERM SOFR + 1.01%, 08/20/2039(a)	26,645	26,861
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.81%, 10/16/2039(a)	55,909	56,142
Series 2010-103, Class WA,
5.656%, 08/20/2034(a)	126,572	129,469
Series 2010-105, Class BH,
3.000%, 01/16/2040	42,202	41,399
Series 2010-111, Class FA,
1M CME TERM SOFR + 0.46%, 09/20/2040(a)	33,630	33,395
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	99,940

	Principal	Value
	Amount	(Note 2)
Series 2010-14, Class HA,
4.500%, 02/16/2040	$80,059	$80,263
Series 2010-147, Class PG,
3.500%, 05/20/2040	18,512	18,422
Series 2010-157, Class OP,
–%, 12/20/2040(b)	7,026	6,106
Series 2010-167, Class WL,
4.500%, 09/20/2040	607,097	613,090
Series 2010-169, Class JZ,
4.000%, 12/20/2040	161,005	154,478
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	103,248
Series 2010-62, Class AF,
1M CME TERM SOFR + 0.56%, 04/16/2034(a)	8,173	8,173
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	109,176
Series 2010-84, Class YB,
4.000%, 07/20/2040	15,571	15,350
Series 2010-H01, Class FA,
1M CME TERM SOFR + 0.93%, 01/20/2060(a)	3,660	3,684
Series 2010-H10, Class FC,
1M CME TERM SOFR + 1.11%, 05/20/2060(a)	21,368	21,571
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.44%, 10/20/2060(a)	31,561	31,506
Series 2010-H22, Class FE,
1M CME TERM SOFR + 0.46%, 05/20/2059(a)	323	319
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.49%, 12/20/2060(a)	12,619	12,536
Series 2011-100, Class MY,
4.000%, 07/20/2041	147,932	146,104
Series 2011-128, Class MD,
4.000%, 10/20/2040	45,280	45,174
Series 2011-137, Class WA,
5.581%, 07/20/2040(a)	155,121	161,164
Series 2011-59, Class QC,
4.000%, 12/20/2040	157,091	155,889
Series 2011-66, Class UA,
4.000%, 05/16/2041	148,383	142,406
Series 2011-71, Class ZC,
5.500%, 07/16/2034	115,413	116,237
Series 2011-97, Class WA,
6.068%, 11/20/2038(a)	18,766	19,120

	Principal	Value
	Amount	(Note 2)
Series 2011-H01, Class AF,
1M CME TERM SOFR + 0.56%, 11/20/2060(a)	$21,470	$21,465
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.61%, 04/20/2061(a)	13,089	13,097
Series 2011-H11, Class FA,
1M CME TERM SOFR + 0.61%, 03/20/2061(a)	31,248	31,263
Series 2011-H15, Class FA,
1M CME TERM SOFR + 0.56%, 06/20/2061(a)	9,134	9,132
Series 2012-108, Class CB,
2.500%, 09/20/2042	149,000	122,685
Series 2012-116, Class BY,
3.000%, 09/16/2042	267,000	219,948
Series 2012-127, Class PG,
1.750%, 09/16/2042	99,559	92,741
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	108,054
Series 2012-39, Class GA,
3.000%, 10/16/2040	14,301	14,093
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,401,502	1,291,638
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,420
Series 2012-76, Class GF,
1M CME TERM SOFR + 0.41%, 06/16/2042(a)	15,745	15,653
Series 2012-84, Class TB,
2.500%, 07/20/2042	390,245	335,623
Series 2012-H08, Class FC,
1M CME TERM SOFR + 0.68%, 04/20/2062(a)	65,482	65,585
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.69%, 07/20/2062(a)	33,230	33,272
Series 2012-H20, Class PT,
4.407%, 07/20/2062(a)	2,854	2,865
Series 2012-H24, Class FE,
1M CME TERM SOFR + 0.71%, 10/20/2062(a)	985	987
Series 2013-100, Class MA,
3.500%, 02/20/2043	18,993	18,861
Series 2013-115, Class PM,
4.000%, 08/20/2043	363,987	349,654
Series 2013-169, Class EZ,
3.250%, 11/16/2043	118,737	104,201
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	106,647

	Principal	Value
	Amount	(Note 2)
Series 2013-41, Class MY,
3.000%, 03/20/2043	$228,530	$208,998
Series 2013-54, Class WA,
4.874%, 11/20/2042(a)	308,521	316,831
Series 2013-6, Class BE,
3.000%, 01/20/2043	104,000	81,289
Series 2013-69, Class NA,
2.000%, 09/20/2042	165,021	153,988
Series 2013-70, Class LA,
1.000%, 05/20/2043	82,539	69,729
Series 2013-93, Class CA,
6.000%, 06/20/2043	730,924	766,132
Series 2013-98, Class KF,
1M CME TERM SOFR + 0.41%, 11/20/2041(a)	2,435	2,430
Series 2013-99, Class MF,
1M CME TERM SOFR + 0.41%, 07/20/2043(a)	45,033	44,494
Series 2013-H01, Class FA,
1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA,
1.650%, 02/20/2063	1,602	1,538
Series 2013-H07, Class GA,
1M CME TERM SOFR + 0.58%, 03/20/2063(a)	24,188	24,191
Series 2013-H09, Class HA,
1.650%, 04/20/2063	4,993	4,790
Series 2013-H18, Class EA,
1M CME TERM SOFR + 0.61%, 07/20/2063(a)	1,883	1,885
Series 2014-118, Class ZP,
4.000%, 08/20/2044	351,939	337,185
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,133,497	1,073,691
Series 2014-32, Class DA,
3.500%, 02/20/2044	101,590	88,250
Series 2014-53, Class JM,
6.944%, 04/20/2039(a)	79,913	85,101
Series 2014-98, Class ZP,
3.000%, 07/16/2044	253,477	202,325
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	45,281
Series 2014-H10, Class TA,
1M CME TERM SOFR + 0.71%, 04/20/2064(a)	123,785	124,013
Series 2014-H15, Class FA,
1M CME TERM SOFR + 0.61%, 07/20/2064(a)	7,846	7,850

	Principal	Value
	Amount	(Note 2)
Series 2014-H16, Class FL,
1M CME TERM SOFR + 0.58%, 07/20/2064(a)	$115,156	$115,166
Series 2014-H19, Class HA,
3.000%, 09/20/2064	10,885	10,564
Series 2015-100, Class PD,
3.000%, 07/20/2045	157,637	147,463
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	28,635
Series 2015-84, Class QA,
3.500%, 06/20/2045	180,413	165,943
Series 2015-91, Class QA,
2.829%, 05/20/2045(a)	1,340,679	1,197,233
Series 2015-H09, Class FA,
1M CME TERM SOFR + 0.73%, 04/20/2065(a)	81,304	81,419
Series 2015-H12, Class FB,
1M CME TERM SOFR + 0.71%, 05/20/2065(a)	18,697	18,720
Series 2015-H15, Class FC,
1M CME TERM SOFR + 0.69%, 06/20/2065(a)	41,145	41,181
Series 2015-H22, Class FC,
1M CME TERM SOFR + 0.71%, 09/20/2065(a)	14,163	14,180
Series 2015-H26, Class FG,
1M CME TERM SOFR + 0.63%, 10/20/2065(a)	71,880	71,937
Series 2015-H26, Class FA,
1M CME TERM SOFR + 0.63%, 10/20/2065(a)	14,793	14,803
Series 2015-H27, Class FA,
1M CME TERM SOFR + 0.86%, 09/20/2065(a)	496,904	498,532
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.81%, 10/20/2065(a)	352	354
Series 2015-H30, Class FE,
1M CME TERM SOFR + 0.71%, 11/20/2065(a)	14,441	14,465
Series 2015-H31, Class FT,
1M CME TERM SOFR + 0.76%, 11/20/2065(a)	4,105	4,120
Series 2015-H32, Class FH,
1M CME TERM SOFR + 0.77%, 12/20/2065(a)	37,380	37,484
Series 2016-116, Class GV,
3.000%, 05/20/2026	3,291	3,277
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	2,641

	Principal	Value
	Amount	(Note 2)
Series 2016-136, Class MY,
2.500%, 10/20/2046	$100,000	$66,255
Series 2016-136, Class PJ,
3.500%, 01/20/2046	188,893	159,854
Series 2016-163, Class B,
3.000%, 10/20/2046	119,000	94,395
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	218,911
Series 2016-46, Class Z,
3.000%, 04/20/2046	129,911	83,582
Series 2016-82, Class BA,
3.000%, 09/20/2045	15,711	15,610
Series 2016-H06, Class FC,
1M CME TERM SOFR + 1.03%, 02/20/2066(a)	39,314	39,513
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.83%, 02/20/2066(a)	15,513	15,584
Series 2016-H11, Class F,
1M CME TERM SOFR + 0.91%, 05/20/2066(a)	1,071,734	1,076,132
Series 2016-H13, Class FT,
1M CME TERM SOFR + 0.69%, 05/20/2066(a)	624	625
Series 2016-H14, Class FA,
1M CME TERM SOFR + 0.91%, 06/20/2066(a)	140,954	141,506
Series 2016-H15, Class FA,
1M CME TERM SOFR + 0.91%, 07/20/2066(a)	335,938	337,294
Series 2016-H17, Class FC,
1M CME TERM SOFR + 0.94%, 08/20/2066(a)	63,397	63,685
Series 2016-H17, Class FK,
1M CME TERM SOFR + 0.96%, 07/20/2066(a)	20,938	21,036
Series 2016-H17, Class HA,
2.250%, 03/20/2066	29,829	29,153
Series 2016-H20, Class PT,
7.120%, 09/20/2066(a)	163,076	167,841
Series 2016-H23, Class F,
1M CME TERM SOFR + 0.86%, 10/20/2066(a)	50,055	50,219
Series 2016-H23, Class PT,
7.016%, 09/20/2066(a)	175,740	179,762
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.86%, 10/20/2066(a)	152,966	153,437
Series 2016-H26, Class FC,
1M CME TERM SOFR + 1.11%, 12/20/2066(a)	36,067	36,324

	Principal	Value
	Amount	(Note 2)
Series 2017-150, Class JE,
3.000%, 07/20/2047	$50,357	$47,920
Series 2017-170, Class MC,
2.500%, 10/20/2047	43,223	39,686
Series 2017-36, Class MJ,
3.000%, 03/20/2047	29,436	26,140
Series 2017-56, Class AZ,
3.000%, 04/20/2047	124,169	104,556
Series 2017-80, Class LO,
–%, 05/20/2047(b)	80,888	62,162
Series 2017-80, Class BJ,
3.000%, 03/20/2047	70,320	66,658
Series 2017-H06, Class FE,
1M CME TERM SOFR + 0.66%, 02/20/2067(a)	22,368	22,390
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.58%, 06/20/2067(a)	38,360	38,363
Series 2017-H15, Class FC,
1M CME TERM SOFR + 0.58%, 06/20/2067(a)	53,112	53,119
Series 2017-H16, Class PT,
4.465%, 05/20/2066(a)	6,646	6,607
Series 2017-H17, Class FG,
1M CME TERM SOFR + 0.61%, 08/20/2067(a)	7,459	7,462
Series 2017-H22, Class FH,
1Y CME TERM SOFR + 0.93%, 11/20/2067(a)	116,182	116,990
Series 2018-131, Class QA,
3.000%, 12/20/2047	222,332	206,706
Series 2018-160, Class AD,
3.500%, 02/20/2048	175,563	169,470
Series 2018-36, Class CZ,
4.000%, 03/20/2048	303,828	272,251
Series 2018-37, Class C,
2.500%, 01/20/2046	102,269	97,129
Series 2018-H07, Class FD,
1M CME TERM SOFR + 0.41%, 05/20/2068(a)	38,822	38,728
Series 2018-H09, Class FA,
1Y CME TERM SOFR + 1.22%, 04/20/2068(a)	334,127	340,853
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	980,856
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,783,301	2,622,627
Series 2019-111, Class TE,
2.000%, 09/20/2049	32,503	27,446

	Principal	Value
	Amount	(Note 2)
Series 2019-128, Class AL,
2.500%, 10/20/2049	$300,000	$207,813
Series 2019-15, Class A,
0.430%, 07/20/2048(a)	300,226	182,917
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	149,941
Series 2019-36, Class PD,
3.000%, 02/20/2049	199,687	181,802
Series 2019-H01, Class FT,
1M CME TERM SOFR + 0.51%, 10/20/2068(a)	10,790	10,795
Series 2019-H04, Class BA,
3.000%, 01/20/2069	9,370	9,308
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	9,730	9,734
Series 2019-H08, Class FM,
1M CME TERM SOFR + 0.76%, 05/20/2069(a)	1,706,009	1,704,354
Series 2020-122, Class GZ,
3.000%, 08/20/2050	275,233	171,356
Series 2020-125, Class GC,
2.500%, 08/20/2050	19,864	16,863
Series 2020-125, Class GA,
2.500%, 03/20/2050	283,372	245,889
Series 2020-127, Class LZ,
1.500%, 08/20/2050	580,254	240,652
Series 2020-134, Class ZU,
3.000%, 09/20/2050	119,039	68,483
Series 2020-148, Class ZP,
2.000%, 10/20/2050	236,561	103,532
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,995	91,502
Series 2020-153, Class MP,
2.500%, 10/20/2050	261,951	226,576
Series 2020-153, Class ML,
2.500%, 10/20/2050	246,771	213,535
Series 2020-187, Class KZ,
2.000%, 12/20/2050	171,573	74,609
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,031,075	894,561
Series 2020-5, Class LC,
3.500%, 10/20/2049	82,392	78,976
Series 2020-61, Class AB,
3.000%, 05/20/2048	12,121	12,065
Series 2020-62, Class PD,
3.000%, 05/20/2050	400,722	350,117
Series 2020-62, Class WD,
0.453%, 05/20/2050(a)	488,945	286,516

	Principal	Value
	Amount	(Note 2)
Series 2020-83, Class ML,
3.000%, 06/20/2050	$75,846	$68,887
Series 2020-98, Class CE,
3.000%, 07/20/2050	961,465	898,315
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	10,189	10,203
Series 2020-H02, Class DA,
2.250%, 12/20/2069	23,216	22,993
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.61%, 06/20/2069(a)	114,314	114,483
Series 2020-H12, Class FE,
1M CME TERM SOFR + 1.21%, 06/20/2070(a)	899,802	915,133
Series 2020-H13, Class FA,
1M CME TERM SOFR + 0.56%, 07/20/2070(a)	183,726	182,564
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	56,785
Series 2021-116, Class WZ,
2.000%, 07/20/2051	391,552	224,964
Series 2021-116, Class LZ,
2.500%, 07/20/2051	351,727	226,042
Series 2021-142, Class PZ,
0.750%, 08/20/2051	310,101	182,751
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	121,653
Series 2021-146, Class DE,
1.750%, 08/20/2051	328,149	301,613
Series 2021-158, Class GK,
2.000%, 09/20/2051	150,492	95,927
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	119,211
Series 2021-25, Class HA,
2.000%, 02/20/2051	663,426	551,756
Series 2021-8, Class KZ,
2.000%, 01/20/2051	161,342	61,539
Series 2021-8, Class AQ,
5.000%, 01/20/2051	125,170	124,769
Series 2021-H01, Class FA,
1M CME TERM SOFR + 1.36%, 11/20/2070(a)	2,680,250	2,727,576
Series 2021-H12, Class GA,
4.520%, 07/20/2071(a)	32,922	32,834
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,330,822
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	345,223

	Principal	Value
	Amount	(Note 2)
Series 2022-112, Class BM,
3.000%, 06/20/2052	$344,718	$262,163
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	600,342
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	213,175
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	154,547
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	225,350
Series 2022-20, Class KZ,
2.500%, 01/20/2052	114,926	49,060
Series 2022-212, Class DZ,
5.500%, 12/20/2052	2,921,601	2,981,266
Series 2022-44, Class KZ,
4.500%, 03/20/2052	637,854	569,346
Series 2022-51, Class HZ,
3.000%, 03/20/2052	317,638	183,368
Series 2022-68, Class MD,
3.500%, 04/20/2052	223,000	165,835
Series 2022-76, Class PA,
4.000%, 04/20/2052	604,531	596,850
Series 2022-78, Class YX,
4.500%, 01/20/2051	604,535	611,592
Series 2022-H06, Class AB,
3.810%, 07/20/2067(a)	32,935	32,544
Series 2023-150, Class JD,
6.000%, 10/20/2053	407,200	424,405
Series 2023-173, Class DX,
6.000%, 11/20/2053	2,720,000	2,829,971
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,455,207	1,468,046
Series 2023-55, Class HB,
6.500%, 04/20/2053	2,284,233	2,396,854
Series 2023-55, Class EB,
6.000%, 04/20/2053	19,105,603	19,781,953
Series 2023-57, Class CV,
5.000%, 04/20/2034	1,727,325	1,774,209
Series 2023-59, Class GL,
6.000%, 04/20/2053	7,761,342	7,954,821
Series 2023-68, Class HB,
6.500%, 05/20/2053	8,380,221	8,821,637
		95,059,144

	Principal	Value
	Amount	(Note 2)
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	$749,956	$706,185

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $268,830,324)		266,220,974

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.37%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	53,739	53,990
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	118,184	119,709
Series 2013-M6, Class 1AC,
3.383%, 02/25/2043(a)	9,283,126	9,093,714
Series 2016-M11, Class AL,
2.944%, 07/25/2039	299,908	275,840
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	446,233
Series 2019-M24, Class 2XA,
1.148%, 03/25/2031(a)(c)	7,586,985	356,748
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	284,893
Series 2020-M10, Class X1,
1.771%, 12/25/2030(a)(c)	750,314	42,051
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(c)	57,943,404	2,328,942
Series 2020-M12, Class IO,
1.281%, 07/25/2029(a)(c)	56,814,594	1,759,031
Series 2020-M13, Class X2,
1.219%, 09/25/2030(a)(c)	10,295,495	308,165
Series 2022-M5, Class A1,
2.336%, 01/01/2034(a)	260,468	246,319
Series 2022-M8, Class A2,
1.936%, 12/25/2031(a)	100,000	88,512
		15,404,147
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,256,795

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-K153, Class X1,
0.263%, 10/25/2031(a)(c)	96,745,372	885,617

	Principal	Value
	Amount	(Note 2)
Series 2017-Q006, Class A2,
3.184%, 04/25/2028(a)	$3,989,393	$3,902,412
Series 2018-K154, Class X1,
0.285%, 11/25/2032(a)(c)	131,382,433	1,850,889
Series 2018-K156, Class X1,
0.069%, 06/25/2033(a)(c)	615,731,684	3,388,310
Series 2018-K158, Class X1,
0.071%, 10/25/2033(a)(c)	345,373,152	2,311,548
Series 2019-KLU2, Class X1,
1.258%, 08/25/2029(a)(c)	56,431,615	2,020,788
Series 2020-Q013, Class APT2,
1.165%, 04/25/2027(a)	3,224,778	3,130,554
Series 2021-1521, Class X1,
0.978%, 08/25/2036(a)(c)	15,494,647	1,151,175
Series 2021-KLU3, Class X1,
1.928%, 01/25/2031(a)(c)	172,009,146	11,296,391
		29,937,684

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $48,807,383)		46,598,626

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (11.63%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	359,854	358,966
Series 2005-843080,
6.000%, 12/01/2034	90,855	92,774
Series 2006-,
6.000%, 02/01/2036	84,700	87,066
Series 2007-943003,
5.500%, 08/01/2047	73,083	74,699
Series 2009-,
4.500%, 06/01/2039	264,616	262,329
Series 2009-463331,
5.250%, 08/01/2029	339,607	347,623
Series 2009-930895,
4.500%, 03/01/2039	13,022	13,041
Series 2009-931707,
4.500%, 08/01/2039	78,260	77,248
Series 2009-958348,
5.440%, 04/01/2027	117,646	117,352
Series 2009-958878,
5.750%, 07/01/2027	1,172,249	1,169,336
Series 2010-,
3.500%, 10/01/2040	247,165	238,769

	Principal	Value
	Amount	(Note 2)
Series 2011-468477,
4.590%, 08/01/2026	$356,942	$357,496
Series 2011-469013,
5.470%, 08/01/2026	922,810	928,606
Series 2011-AH9290,
4.000%, 04/01/2041	17,873	17,320
Series 2012-,
3.000%, 12/01/2042	83,367	76,324
3.000%, 01/01/2043	101,101	93,558
3.040%, 12/01/2030	1,077,713	1,031,737
3.500%, 04/01/2042	43,764	41,317
Series 2012-470020,
4.200%, 01/01/2030	1,462,529	1,467,816
Series 2012-AM0279,
3.210%, 08/01/2027	262,709	260,610
Series 2012-AM1387,
3.260%, 11/01/2032	81,314	79,282
Series 2012-MA1214,
3.000%, 10/01/2042	469,960	430,266
Series 2013-,
3.000%, 01/01/2043	233,302	215,901
3.000%, 02/01/2043	300,571	275,181
3.000%, 04/01/2043	183,227	167,747
3.000%, 07/01/2043	203,432	186,245
3.000%, 08/01/2043	56,358	52,312
3.380%, 05/01/2028	228,409	227,281
4.370%, 07/01/2028	781,308	793,075
4.410%, 09/01/2028	79,749	80,817
Series 2013-AM4781,
4.180%, 11/01/2028	1,107,868	1,118,424
Series 2013-AR2289,
3.000%, 02/01/2033	135,769	131,753
Series 2013-AT9663,
2.500%, 07/01/2043	348,831	303,698
Series 2013-MA1586,
3.000%, 08/01/2043	134,369	124,345
Series 2014-,
3.000%, 06/01/2053	930,470	828,100
3.300%, 11/01/2026	245,109	244,018
3.730%, 07/01/2034	493,029	485,433
4.060%, 03/01/2030	436,149	437,218
Series 2015-,
3.180%, 07/01/2035	625,109	573,839
3.390%, 07/01/2035	178,860	168,369
3.500%, 10/01/2045	1,127,165	1,048,121
3.600%, 02/01/2040	210,826	199,370
3.610%, 08/01/2030	300,000	294,742
4.000%, 01/01/2041	90,788	89,380
4.500%, 06/01/2045	111,570	112,027
Series 2015-AM8666,
2.960%, 06/01/2030	159,275	153,162

	Principal	Value
	Amount	(Note 2)
Series 2015-AM8918,
3.250%, 09/01/2030	$731,000	$706,058
Series 2015-AM9173,
3.110%, 06/01/2027	218,598	216,483
Series 2016-,
3.159%, 07/01/2036(a)	1,584,079	1,428,201
6.000%, 07/01/2039	80,131	82,880
Series 2016-AL8405,
4.500%, 05/01/2041	80,561	80,980
Series 2016-AN0665,
3.070%, 02/01/2026	182,437	181,995
Series 2016-AN3542,
3.410%, 11/01/2046	329,582	286,661
Series 2016-AN3749,
2.520%, 12/01/2026	418,571	413,764
Series 2016-BC0943,
3.500%, 05/01/2046	241,059	228,754
Series 2017-,
2.000%, 01/01/2032	83,965	79,565
2.880%, 09/01/2027	4,525,295	4,463,100
3.000%, 10/01/2027	1,183,925	1,169,222
3.010%, 07/01/2027	245,309	242,907
3.160%, 07/01/2027	141,814	140,572
3.170%, 01/01/2029	190,311	186,219
3.200%, 01/01/2029	137,551	135,284
3.210%, 11/01/2032	100,000	93,982
3.235%, 02/01/2032	131,572	125,186
3.350%, 01/01/2029	184,897	181,663
3.500%, 06/01/2047	239,018	223,580
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	84,460
Series 2017-AN4469,
3.640%, 01/01/2029	634,552	630,695
Series 2017-AN4529,
3.620%, 01/01/2027	761,180	760,028
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	94,535
Series 2017-AN5279,
3.340%, 04/01/2029	420,158	413,846
Series 2017-AN5742,
3.190%, 05/01/2030	127,173	123,217
Series 2017-AN5796,
3.030%, 06/01/2027	253,841	251,306
Series 2017-AN6670,
3.210%, 09/01/2027	1,793,201	1,772,599
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,750,057
Series 2017-AN7234,
3.010%, 12/01/2027	947,525	934,796
Series 2017-AN7384,
2.880%, 12/01/2027	45,309	44,655

	Principal	Value
	Amount	(Note 2)
Series 2017-AN7547,
3.370%, 11/01/2027	$1,012,851	$1,002,947
Series 2017-AN7823,
2.890%, 12/01/2027	230,716	227,409
Series 2017-CA0522,
3.000%, 10/01/2047	168,822	150,578
Series 2018-,
3.000%, 02/01/2033	36,437	35,335
3.000%, 04/01/2048	771,733	705,626
3.320%, 04/01/2028	550,000	543,943
3.430%, 03/01/2033	952,313	907,065
3.485%, 04/01/2028	6,350,000	6,310,120
3.500%, 09/01/2028	130,000	129,220
3.500%, 05/01/2048	160,818	160,381
3.545%, 04/01/2028	623,517	620,201
3.740%, 07/01/2028	175,000	174,837
3.940%, 10/01/2036	308,163	293,378
4.010%, 12/01/2030	291,680	291,277
4.500%, 09/01/2040	95,637	94,752
4.500%, 07/01/2041	222,791	219,732
4.500%, 08/01/2041	210,575	213,543
5.500%, 08/01/2048	417,074	429,990
6.000%, 08/01/2048	99,281	102,436
Series 2018-109435,
3.890%, 08/01/2028	1,768,078	1,766,094
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,560,695
Series 2018-387983,
3.630%, 08/01/2028	1,925,116	1,898,134
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	98,835
Series 2018-AN8493,
3.300%, 02/01/2030	395,446	382,530
Series 2018-AN8982,
3.440%, 05/01/2028	975,080	966,212
Series 2018-AN9038,
3.460%, 05/01/2028	133,602	132,700
Series 2018-AN924,
4.210%, 05/01/2033	430,732	433,227
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	467,878
Series 2019-,
2.520%, 11/01/2029	135,543	129,018
2.820%, 10/01/2039	895,882	756,443
3.000%, 08/01/2049	63,258	57,421
3.500%, 08/01/2048	102,830	96,851
3.940%, 06/01/2035	2,582,980	2,486,127
4.000%, 07/01/2048	528,724	513,784
4.070%, 11/01/2026	127,165	126,857
4.500%, 08/01/2058	354,064	347,506
5.500%, 06/01/2049	138,170	144,040
6.000%, 05/01/2049	1,472,769	1,541,964

	Principal	Value
	Amount	(Note 2)
Series 2019-BL1300,
4.200%, 01/01/2029	$1,375,000	$1,385,319
Series 2019-BL1567,
3.590%, 02/01/2029	2,690,291	2,660,428
Series 2019-BL1596,
3.480%, 03/01/2029	154,019	152,496
Series 2019-BL2460,
3.400%, 05/01/2029	542,418	534,523
Series 2019-BM6011,
3.343%, 11/01/2026(a)	30,437	30,302
Series 2019-BM6152,
3.500%, 06/01/2044	811,394	772,042
Series 2019-MA3784,
3.500%, 09/01/2049	1,904,986	1,746,497
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,617,624
1.500%, 01/01/2036	536,602	482,350
2.150%, 09/01/2029	500,000	469,697
3.000%, 03/01/2050	203,214	179,493
3.500%, 04/01/2050	165,616	151,832
Series 2021-,
1.710%, 08/01/2031	751,000	660,648
3.500%, 11/01/2051	686,333	629,100
Series 2022-,
2.030%, 12/01/2028	98,184	93,846
2.150%, 03/01/2029	150,000	141,956
2.400%, 03/01/2029	139,910	134,379
3.130%, 01/01/2029	143,212	140,483
3.790%, 05/01/2032	2,148,000	2,063,381
3.890%, 07/01/2032	690,000	670,393
3.910%, 06/01/2032	1,181,000	1,142,597
3.980%, 10/01/2032	700,000	683,617
4.110%, 09/01/2032	1,815,000	1,778,349
4.140%, 08/01/2032	2,038,000	1,999,480
4.240%, 07/01/2032	1,650,997	1,629,433
4.520%, 10/01/2032	1,209,000	1,211,200
5.080%, 10/01/2029	941,535	975,161
5.120%, 11/01/2032	2,979,000	3,088,225
5.250%, 10/01/2032	7,898,000	8,207,006
5.440%, 12/01/2032	2,122,000	2,223,157
5.500%, 07/01/2042	1,047,764	1,082,747
5.500%, 11/01/2052	9,795,923	10,121,527
5.620%, 11/01/2032	2,901,983	3,072,967
6.120%, 11/01/2032	1,640,789	1,721,025
6.500%, 11/01/2052	1,932,369	1,983,217
Series 2023-,
1.500%, 01/01/2042	3,651,673	3,114,174
4.885%, 03/01/2033	750,000	777,848
5.030%, 04/01/2028	4,957,000	4,957,233
5.470%, 11/01/2033	999,986	1,042,956
5.500%, 02/01/2053	6,544,416	6,683,521
5.555%, 01/01/2030	8,933,000	9,257,094
6.000%, 02/01/2053	385,371	397,492

	Principal	Value
	Amount	(Note 2)
6.500%, 06/01/2043	$1,973,066	$2,044,206
6.500%, 04/01/2053	1,575,385	1,644,656
6.500%, 05/01/2053	5,265,700	5,553,645
6.500%, 06/01/2053	1,214,129	1,259,692
6.500%, 08/01/2053	6,078,823	6,331,937
7.000%, 04/01/2053	468,501	484,147
7.500%, 01/01/2054	282,856	300,033
Series 2024-,
5.340%, 07/01/2029	10,000,000	10,210,845
7.000%, 02/01/2054	621,078	653,827
7.000%, 05/01/2054	1,164,750	1,228,905
7.500%, 01/01/2054	709,914	742,109
		178,301,246
Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	6,379	6,367

Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	144,015	141,995
Series 2006-,
6.000%, 01/01/2036	12,629	12,707
Series 2007-,
5.500%, 11/01/2037	52,024	52,958
Series 2012-,
3.500%, 08/01/2042	92,084	86,808
Series 2013-G80393,
5.000%, 08/20/2036	93,038	93,585
Series 2013-T65180,
3.000%, 11/01/2043	76,629	70,331
Series 2015-,
3.000%, 08/01/2045	1,584,844	1,446,342
Series 2015-U49046,
4.000%, 02/01/2029	8,598	8,563
Series 2016-,
3.500%, 06/01/2046	300,600	284,849
		2,198,138
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	189,886	174,690
3.000%, 09/01/2045	631,043	577,187
3.000%, 12/01/2045	342,487	305,480
3.500%, 12/01/2045	46,102	43,292
6.000%, 07/01/2048	223,848	231,615
Series 2020-,
2.000%, 06/01/2050	778,550	617,449
Series 2021-,
2.190%, 06/01/2034	142,827	121,560
Series 2022-,
3.000%, 02/01/2046	3,246,596	2,916,083

	Principal	Value
	Amount	(Note 2)
Series 2023-,
4.600%, 01/01/2033	$6,743,000	$6,753,693
4.750%, 01/01/2033	16,673,950	16,844,014
4.900%, 01/01/2033	5,000,000	5,094,452
5.500%, 02/01/2053	6,825,710	6,949,558
6.500%, 04/01/2053	16,455,292	17,115,456
6.500%, 05/01/2053	7,918,583	8,285,510
6.500%, 08/01/2053	2,650,347	2,766,346
7.000%, 01/01/2053	2,204,014	2,317,604
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,058,059
7.000%, 08/01/2054	1,268,545	1,309,588
		77,481,636
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	243,948	240,107
Series 2013-,
3.000%, 03/15/2043	294,064	272,936
		513,043
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	67,773	64,548
4.000%, 11/20/2040	67,095	63,904
4.000%, 12/20/2040	139,890	134,559
4.500%, 08/20/2040	230,000	226,403
4.875%, 01/20/2035	109,383	109,981
1M RFUCCT + 2.57%, 08/20/2060(a)	90,282	92,922
Series 2011-,
4.000%, 09/20/2041	123,909	119,717
4.500%, 07/20/2041	56,812	55,598
Series 2012-,
3.500%, 03/20/2042	279,478	254,506
3.500%, 04/20/2042	56,625	51,566
3.500%, 05/20/2042	98,759	89,933
3.500%, 06/20/2042	60,356	54,962
3.500%, 08/20/2042	67,174	61,171
3.500%, 09/20/2042	54,564	49,687
3.500%, 10/20/2042	67,738	61,684
3.500%, 12/20/2042	185,365	168,797
4.000%, 02/20/2042	18,044	17,185
4.000%, 04/20/2042	80,052	76,242
4.000%, 09/20/2042	84,582	81,311
Series 2012-5302,
3.500%, 02/20/2042	159,191	144,964
Series 2013-,
2.500%, 02/20/2043	97,594	84,729
3.000%, 06/20/2043	163,335	148,186
3.000%, 08/20/2043	336,013	311,056
3.250%, 04/20/2033	180,875	175,267
3.500%, 04/20/2043	176,730	160,932
3.500%, 05/20/2043	81,971	75,549
3.500%, 06/20/2043	78,827	72,748

	Principal	Value
	Amount	(Note 2)
4.000%, 09/20/2043	$242,489	$232,118
Series 2013-MA1149,
3.000%, 07/20/2043	9,781	8,776
Series 2014-,
4.500%, 02/20/2034	217,027	217,773
4.500%, 06/20/2034	431,604	433,189
4.500%, 02/20/2044	185,390	189,094
4.500%, 05/20/2044	678,822	670,324
1M RFUCCT + 2.37%, 02/20/2064(a)	239,060	243,395
Series 2015-,
3.000%, 01/20/2040	187,405	170,035
3.500%, 06/20/2035	180,599	174,879
3.750%, 05/20/2045	85,759	80,666
4.500%, 08/20/2045	481,334	475,985
Series 2016-,
2.500%, 05/20/2031	115,031	111,143
3.000%, 06/20/2046	203,725	185,393
3.000%, 07/20/2046	170,837	154,436
3.500%, 06/20/2046	336,131	310,394
4.500%, 09/20/2045	209,856	207,167
4.500%, 03/20/2046	134,604	137,471
Series 2016-MA3588,
3.500%, 04/20/2046	214,720	195,515
Series 2016-MA3793,
3.500%, 07/20/2046	584,433	532,158
Series 2016-MA3865,
3.500%, 08/20/2046	363,574	331,054
Series 2017-,
2.500%, 01/20/2032	145,850	141,158
3.000%, 11/20/2032	166,459	161,363
3.500%, 10/20/2047	152,272	140,795
3.500%, 12/20/2047	578,812	530,897
4.422%, 01/20/2067(a)	88,451	88,233
Series 2018-,
3.500%, 02/20/2036	1,576,892	1,529,026
3.500%, 08/20/2047	92,508	86,020
3.500%, 01/20/2048	50,408	46,639
3.500%, 04/20/2048	369,614	343,283
4.000%, 05/20/2048	2,015,183	1,916,047
4.000%, 09/20/2048	1,899,952	1,807,756
4.500%, 07/20/2048	458,830	445,283
4.500%, 09/20/2048	208,757	206,463
5.500%, 10/20/2048	352,197	360,921
Series 2019-,
3.500%, 12/20/2047	347,697	322,075
3.500%, 08/20/2049	340,945	314,975
3.500%, 12/20/2049	117,757	106,735
4.000%, 04/20/2049	87,768	82,071
4.500%, 09/20/2049	313,600	308,967
4.500%, 11/20/2049	650,751	636,119
5.500%, 06/20/2049	95,891	97,998
6.000%, 01/20/2049	291,802	303,325

	Principal	Value
	Amount	(Note 2)
Series 2019-784688,
5.000%, 02/20/2049	$518,545	$520,886
Series 2019-MA5864,
3.000%, 04/20/2049	19,895	18,030
Series 2019-MA5920,
3.000%, 05/20/2049	7,183	6,445
Series 2019-MA5936,
6.500%, 05/20/2049	30,083	32,037
Series 2020-,
2.000%, 11/20/2050	2,634,180	2,166,503
2.500%, 01/20/2050	147,055	126,183
3.000%, 11/20/2050	131,996	117,115
3.500%, 12/20/2049	1,497,214	1,341,893
3.500%, 10/20/2050	168,062	152,910
4.000%, 02/20/2050	321,258	304,958
4.000%, 04/20/2050	508,220	479,004
4.000%, 05/20/2050	138,726	129,723
4.000%, 11/20/2050	657,573	610,926
Series 2021-,
2.000%, 09/20/2051	1,978,928	1,623,869
3.000%, 08/20/2051	754,092	690,078
4.000%, 02/20/2051	159,508	149,164
4.000%, 03/20/2051	1,498,831	1,424,747
Series 2022-,
3.000%, 12/20/2044	2,049,128	1,852,307
3.000%, 05/20/2052	2,747,139	2,444,163
4.000%, 08/20/2052	1,778,082	1,683,349
4.000%, 09/20/2052	10,173,643	9,618,684
5.000%, 05/20/2052	822,667	817,435
5.000%, 06/20/2052	568,246	570,129
6.000%, 12/20/2052	1,467,967	1,524,133
Series 2023-,
5.500%, 05/20/2053	4,194,864	4,292,757
6.000%, 08/20/2053	11,407,530	11,870,167
6.500%, 04/20/2053	8,016,073	8,427,193
6.500%, 10/20/2053	9,759,522	10,185,511
6.500%, 11/20/2053	1,211,333	1,265,745
7.000%, 10/20/2053	2,466,776	2,572,578
8.000%, 12/20/2063	1,170,811	1,230,667
Series 2024-,
3.000%, 10/20/2050	4,258,286	3,812,547
6.000%, 06/20/2054	2,214,441	2,289,676
6.000%, 11/20/2064	9,201,414	9,456,178
6.500%, 08/20/2054	1,133,912	1,172,279
6.500%, 04/20/2064	502,985	523,722
6.500%, 05/20/2064	1,921,344	2,000,560
6.500%, 10/20/2064	4,026,323	4,192,324
7.000%, 04/20/2054	2,627,546	2,705,424
8.000%, 12/20/2053	945,068	992,014
8.000%, 08/20/2054	1,582,185	1,666,703
8.000%, 12/20/2063	2,499,478	2,621,016
Series 2025-,
6.500%, 07/20/2055	5,245,683	5,357,896

	Principal	Value
	Amount	(Note 2)
6.500%, 01/20/2065	$14,709,874	$15,316,356
		138,401,205

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $392,614,215)		396,901,635

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (41.05%)

Aerospace & Defense (4.20%)
Boeing Co.
2.20%, 02/04/2026	10,030,000	10,028,297
6.53%, 05/01/2034	15,220,000	16,842,357
7.01%, 05/01/2064	29,000,000	33,137,914
General Dynamics Corp.
4.95%, 08/15/2035	5,235,000	5,327,591
General Electric Co.
4.90%, 01/29/2036	7,956,000	8,050,438
L3Harris Technologies, Inc.
5.35%, 06/01/2034	13,800,000	14,225,779
Lockheed Martin Corp.
5.00%, 08/15/2035	11,902,000	12,133,496
Northrop Grumman Corp.
5.25%, 07/15/2035	19,680,000	20,363,945
RTX Corp.
6.10%, 03/15/2034	21,275,000	23,224,488
Total Aerospace & Defense		143,334,305

Airlines (1.38%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	4,906,425	4,932,742
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	11,381,281
5.31%, 10/20/2031(e)	8,000,000	8,095,231
Southwest Airlines Co.
5.25%, 11/15/2035	11,236,000	11,002,741
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	3,062,327	3,140,526
United Airlines Holdings, Inc.
5.38%, 03/01/2031	8,480,000	8,574,815
Total Airlines		47,127,336

Apparel & Textile Products (0.93%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(e)	13,531,000	13,520,998
VF Corp.
2.95%, 04/23/2030	19,978,000	18,241,081
Total Apparel & Textile Products		31,762,079

	Principal	Value
	Amount	(Note 2)
Auto Parts Manufacturing (0.14%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	$4,514,000	$4,626,019

Automobiles Manufacturing (2.31%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	24,776,000	25,854,925
6.80%, 05/12/2028	9,919,000	10,381,467
General Motors Co.
5.63%, 04/15/2030	3,100,000	3,230,386
6.25%, 04/15/2035	15,800,000	16,782,364
General Motors Financial Co., Inc.
5.45%, 01/08/2036	8,425,000	8,464,592
Hyundai Capital America
4.55%, 01/08/2031(e)	8,470,000	8,479,194
5.45%, 06/24/2026(e)	5,541,000	5,573,325
Total Automobiles Manufacturing		78,766,253

Banks (4.36%)
Capital One NA
5.97%, 08/09/2028(a)	9,250,000	9,543,683
Citizens Financial Group, Inc.
5Y US TI + 1.45%, 01/29/2036(a)	739,000	742,675
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,493,673
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,506,040
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,765,132
Fifth Third Bancorp
1D US SOFR + 0.95%, 04/29/2032(a)	2,582,000	2,580,278
1D US SOFR + 1.24%, 01/29/2037(a)	3,689,000	3,665,084
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	3,392,000	3,442,585
5Y US TI + 1.97%, 03/12/2040(a)	18,300,000	18,622,720
Goldman Sachs Bank USA
1D US SOFR + 0.78%, 03/18/2027(a)	3,297,000	3,302,094
Huntington Bancshares, Inc.
5Y US TI + 1.35%, 01/28/2041(a)	1,924,000	1,915,421
Morgan Stanley Private Bank NA
1D US SOFR + 1.02%, 11/19/2031(a)	8,300,000	8,304,982

	Principal	Value
	Amount	(Note 2)
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.35%, 11/01/2030(a)	$15,900,000	$16,578,494
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	8,385,000	8,380,410
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	7,890,000	8,114,551
Truist Financial Corp.
1D US SOFR + 0.96%, 01/27/2032(a)	1,846,000	1,851,114
US Bancorp
1D US SOFR + 0.87%, 01/26/2032(a)	1,846,000	1,850,435
1D US SOFR + 1.10%, 01/26/2037(a)	1,108,000	1,105,969
Wells Fargo & Co.
1D US SOFR + 1.10%, 01/23/2037(a)	8,483,000	8,416,999
1D US SOFR + 1.23%, 01/23/2047(a)	5,196,000	5,095,712
1D US SOFR + 1.34%, 09/15/2036(a)	3,782,000	3,742,056
1D US SOFR + 1.74%, 04/23/2036(a)	12,576,000	13,114,478
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	13,089,653
Total Banks		149,224,238

Biotechnology (0.82%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	15,297,322
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(e)	6,801,000	6,828,340
GENMAB A/S/GENMAB FINANCE LLC
6.25%, 12/15/2032(e)	5,571,000	5,714,358
Total Biotechnology		27,840,020

Cable & Satellite (0.44%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(e)	7,490,000	7,452,319
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	7,421,000	7,412,294
Total Cable & Satellite		14,864,613

Casinos & Gaming (0.21%)
Station Casinos LLC
4.50%, 02/15/2028(e)	7,096,000	7,066,931

	Principal	Value
	Amount	(Note 2)
Chemicals (0.36%)
Celanese US Holdings LLC
7.00%, 02/15/2031	$8,203,000	$8,395,803
Ecolab, Inc.
5.00%, 09/01/2035	3,758,000	3,834,138
Total Chemicals		12,229,941

Consumer Finance (1.36%)
American Express Co.
1D US SOFR + 1.24%, 10/24/2036(a)	9,761,000	9,572,223
1D US SOFR + 1.79%, 04/25/2036(a)	1,950,000	2,043,669
SOFRINDX + 1.32%, 01/30/2036(a)(f)	4,155,000	4,290,790
Capital One Financial Corp.
1D US SOFR + 1.50%, 01/30/2037(a)	4,388,000	4,381,663
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	5,213,000	4,669,329
Fiserv, Inc.
2.65%, 06/01/2030	5,500,000	5,082,429
Global Payments, Inc.
4.88%, 11/15/2030	5,550,000	5,552,566
5.55%, 11/15/2035	7,470,000	7,410,142
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,185,614
Total Consumer Finance		46,188,425

Consumer Products (0.24%)
L'Oreal SA
5.00%, 05/20/2035(e)	8,100,000	8,247,920

Consumer Services (0.25%)
Sodexo, Inc.
5.80%, 08/15/2035(e)	8,075,000	8,406,490

Diversified Banks (1.21%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,848,580

	Principal	Value
	Amount	(Note 2)
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	$4,054,000	$4,131,178
1D US SOFR + 1.07%, 01/22/2037(a)	5,571,000	5,530,769
1D US SOFR + 1.19%, 10/22/2036(a)	5,662,000	5,583,897
1D US SOFR + 1.30%, 02/05/2037(a)	4,079,000	4,067,009
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,701,306
1D US SOFR + 1.63%, 07/23/2036(a)	3,740,000	3,843,738
Total Diversified Banks		41,706,477

Entertainment Content (1.09%)
Discovery Communications LLC
4.13%, 05/15/2029	3,861,000	3,753,819
Paramount Global
4.20%, 05/19/2032	14,313,000	12,928,036
4.38%, 03/15/2043	4,248,000	2,927,477
4.95%, 05/19/2050	5,097,000	3,577,946
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	4,756,000	4,616,272
4.28%, 03/15/2032	5,629,000	4,960,556
5.14%, 03/15/2052	6,765,000	4,513,124
Total Entertainment Content		37,277,230

Exploration & Production (2.07%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 07/15/2033(e)	575,000	595,788
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,585,532
7.25%, 02/15/2035(e)	14,155,000	13,705,211
Occidental Petroleum Corp.
7.88%, 09/15/2031	17,116,000	19,721,054
Permian Resources Operating LLC
5.88%, 07/01/2029(e)	3,782,000	3,796,708
6.25%, 02/01/2033(e)	5,925,000	6,107,200
7.00%, 01/15/2032(e)	8,564,000	8,982,745
9.88%, 07/15/2031(e)	4,113,000	4,414,775
Viper Energy Partners LLC
5.70%, 08/01/2035	8,102,000	8,252,859
Total Exploration & Production		71,161,872

Financial Services (4.72%)
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	6,921,000	6,927,332
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,505,160

	Principal	Value
	Amount	(Note 2)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(e)	$9,550,000	$9,816,985
6.20%, 06/18/2035(e)	9,392,000	9,877,557
Goldman Sachs Group, Inc.
1D US SOFR + 1.19%, 01/21/2037(a)	8,506,000	8,472,811
1D US SOFR + 1.55%, 04/25/2035(a)	3,245,000	3,431,257
1D US SOFR + 1.55%, 07/23/2035(a)	8,235,000	8,417,567
1D US SOFR + 1.58%, 04/23/2031(a)	6,521,000	6,718,350
5Y US TI + 1.18%, 02/02/2041(a)	6,865,000	6,803,587
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	5,091,000	5,188,019
6.75%, 05/01/2033(e)	6,320,000	6,576,647
7.13%, 04/30/2031(e)	15,700,000	16,516,134
Morgan Stanley
1D US SOFR + 1.18%, 01/30/2037(a)	5,484,000	5,464,862
1D US SOFR + 1.42%, 01/18/2036(a)	3,490,000	3,634,783
1D US SOFR + 1.75%, 04/17/2036(a)	14,400,000	15,049,011
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,387,152
5Y US TI + 1.17%, 01/18/2041(a)	9,714,000	9,598,603
Series I
1D US SOFR + 1.31%, 10/22/2036(a)	8,260,000	8,134,731
UBS Group AG
1D US SOFR + 1.34%, 03/23/2037(a)(e)	11,650,000	11,514,034
Total Financial Services		161,034,582

Food & Beverage (0.80%)
Mars, Inc.
4.80%, 03/01/2030(e)	3,400,000	3,474,801
5.20%, 03/01/2035(e)	3,400,000	3,482,305
Pilgrim's Pride Corp.
3.50%, 03/01/2032	822,000	760,359
6.25%, 07/01/2033	5,630,000	6,025,468
6.88%, 05/15/2034	12,266,000	13,584,374
Total Food & Beverage		27,327,307

Health Care Facilities & Services (0.61%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,687,457
5.45%, 09/15/2034	8,000,000	8,214,661
5.70%, 11/15/2055	1,873,000	1,786,106
Total Health Care Facilities & Services		20,688,224

	Principal	Value
	Amount	(Note 2)
Integrated Oils (0.57%)
Saudi Arabian Oil Co.
4.38%, 02/02/2031(e)	$3,427,000	$3,399,413
5.00%, 02/02/2036(e)	7,293,000	7,180,644
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	4,445,000	4,447,208
4.86%, 01/13/2036	4,446,000	4,422,857
Total Integrated Oils		19,450,122

Internet Media (0.72%)
Alphabet, Inc.
4.70%, 11/15/2035	8,261,000	8,226,899
5.35%, 11/15/2045	1,924,000	1,899,284
5.45%, 11/15/2055	2,749,000	2,683,192
5.70%, 11/15/2075	4,123,000	4,051,287
Meta Platforms, Inc.
4.88%, 11/15/2035	4,125,000	4,081,788
Series .
5.63%, 11/15/2055	3,712,000	3,534,526
Total Internet Media		24,476,976

Manufactured Goods (0.13%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,404,371

Medical Equipment & Devices Manufacturing (1.37%)
Insulet Corp.
6.50%, 04/01/2033(e)	1,244,000	1,295,345
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(e)	16,405,000	16,952,282
Solventum Corp.
5.45%, 03/13/2031	7,429,000	7,752,824
5.60%, 03/23/2034	12,179,000	12,666,951
VSP Optical Group, Inc.
5.45%, 12/01/2035(e)	8,310,000	8,343,658
Total Medical Equipment & Devices Manufacturing		47,011,060

Pharmaceuticals (0.13%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(e)	4,123,000	4,346,545

Pipeline (2.27%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	7,290,000	7,275,664
6.88%, 07/01/2029(e)	12,612,000	13,119,179
Energy Transfer LP
5.35%, 01/15/2036	5,564,000	5,560,115
7.38%, 02/01/2031(e)	8,947,000	9,286,187
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,933,604
4.32%, 12/30/2039(e)	9,061,000	7,681,581

	Principal	Value
	Amount	(Note 2)
Kinetik Holdings LP
6.63%, 12/15/2028(e)	$7,715,000	$7,948,556
MPLX LP
6.20%, 09/15/2055	6,391,000	6,396,984
NuStar Logistics LP
6.38%, 10/01/2030	6,012,000	6,302,620
Targa Resources Corp.
4.35%, 01/15/2029	1,849,000	1,858,407
Total Pipeline		77,362,897

Power Generation (0.56%)
Calpine Corp.
4.50%, 02/15/2028(e)	1,956,000	1,955,314
Constellation Energy Generation LLC
4.40%, 01/15/2031	4,142,000	4,133,437
5.88%, 01/15/2066	7,412,000	7,236,330
Vistra Operations Co. LLC
5.35%, 01/31/2036(e)	1,854,000	1,844,896
7.75%, 10/15/2031(e)	3,738,000	3,957,013
Total Power Generation		19,126,990

Property & Casualty Insurance (0.24%)
Brown & Brown, Inc.
5.55%, 06/23/2035	7,850,000	8,036,060

Publishing & Broadcasting (0.36%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,956,218
5.63%, 07/15/2027(e)	4,376,000	4,379,308
Total Publishing & Broadcasting		12,335,526

Real Estate (0.85%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	8,601,000	7,922,061
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	10,401,000	10,472,382
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,397,349
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(e)	9,328,000	9,056,027
Total Real Estate		28,847,819

Refining & Marketing (0.22%)
HF Sinclair Corp.
5.00%, 02/01/2028	2,667,000	2,667,462
Sunoco LP
5.63%, 03/15/2031(e)	2,237,000	2,251,762
5.88%, 03/15/2034(e)	2,237,000	2,244,009
Total Refining & Marketing		7,163,233

	Principal	Value
	Amount	(Note 2)
Restaurants (0.34%)
Starbucks Corp.
3.35%, 03/12/2050	$4,775,000	$3,291,713
5.40%, 05/15/2035	8,106,000	8,405,348
Total Restaurants		11,697,061

Retail - Consumer Discretionary (0.24%)
Amazon.com, Inc.
4.65%, 11/20/2035	8,317,000	8,238,496

Semiconductors (1.23%)
Broadcom, Inc.
4.80%, 02/15/2036	2,650,000	2,616,846
4.95%, 01/15/2036	1,852,000	1,850,883
5.20%, 07/15/2035	5,628,000	5,753,101
Foundry JV Holdco LLC
6.10%, 01/25/2036(e)	7,900,000	8,322,208
6.25%, 01/25/2035(e)	6,100,000	6,493,589
6.30%, 01/25/2039(e)	15,850,000	16,892,723
Total Semiconductors		41,929,350

Software & Services (1.48%)
Fair Isaac Corp.
6.00%, 05/15/2033(e)	7,950,000	8,105,105
Leidos, Inc.
5.40%, 03/15/2032	10,534,000	10,960,963
Synopsys, Inc.
4.85%, 04/01/2030	6,800,000	6,941,264
5.15%, 04/01/2035	9,895,000	10,034,453
VMware LLC
2.20%, 08/15/2031	4,979,000	4,434,181
4.70%, 05/15/2030	9,961,000	10,132,357
Total Software & Services		50,608,323

Supermarkets & Pharmacies (1.06%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(e)	1,809,000	1,814,461
6.50%, 02/15/2028(e)	14,670,000	14,915,928
Albertsons Cos., Inc.
03/31/2032(e)	$2,724,000	$2,722,643
Kroger Co.
5.00%, 09/15/2034	16,584,000	16,605,197
Total Supermarkets & Pharmacies		36,058,229

Transportation & Logistics (0.32%)
Allison Transmission, Inc.
5.88%, 12/01/2033(e)	1,742,000	1,767,660
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036(e)	9,181,000	9,100,531
Total Transportation & Logistics		10,868,191

	Principal	Value
	Amount	(Note 2)
Travel & Lodging (0.55%)
Carnival Corp.
4.00%, 08/01/2028(e)	$3,953,000	$3,914,075
5.75%, 08/01/2032(e)	14,604,000	15,016,913
Total Travel & Lodging		18,930,988

Utilities (0.36%)
American Water Capital Corp.
5.15%, 03/01/2034	4,761,000	4,887,172
5.25%, 03/01/2035	7,161,000	7,359,803
Total Utilities		12,246,975

Wireless Telecommunications Services (0.55%)
SoftBank Corp.
5.33%, 07/09/2035(e)	9,757,000	9,780,679
T-Mobile USA, Inc.
4.95%, 11/15/2035	5,286,000	5,242,049
Verizon Communications, Inc.
5.00%, 01/15/2036	3,733,000	3,691,644
Total Wireless Telecommunications Services		18,714,372

TOTAL CORPORATE BONDS
(Cost $1,379,207,351)		1,400,733,846

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (33.62%)

U.S. Treasury Bonds (33.62%)
United States Treasury Bonds
4.63%, 11/15/2045	147,375,000	143,356,729
4.63%, 11/15/2055	124,017,000	118,881,921
4.75%, 08/15/2055	123,245,000	120,568,273
4.88%, 08/15/2045	98,923,000	99,510,355
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	33,119,125	33,792,621
1.63%, 04/15/2030	16,747,784	17,005,470
United States Treasury Notes
3.50%, 10/31/2027	33,268,000	33,247,208
3.50%, 01/31/2028	17,538,000	17,526,696
3.50%, 11/30/2030	37,626,000	37,146,856
3.63%, 08/31/2027	77,794,000	77,903,398
3.63%, 12/31/2030	27,746,000	27,531,402
3.75%, 06/30/2027	24,355,000	24,429,207
4.00%, 05/31/2030	1,977,000	1,996,693
4.00%, 11/15/2035	135,301,000	132,542,129
4.13%, 10/31/2029	59,762,000	60,653,761
4.13%, 11/30/2029	77,729,000	78,890,381
4.25%, 01/31/2030	90,367,000	92,147,865
4.63%, 02/28/2026	30,282,000	30,299,845
Total U.S. Treasury Bonds		1,147,430,810

TOTAL GOVERNMENT BONDS
(Cost $1,150,781,443)		1,147,430,810

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.91%)

Energy (0.07%)
Pipeline (0.07%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	$2,541,615

Total Energy		2,541,615

Financials (1.51%)
Banks (0.44%)
Bank of Hawaii., 8.000%(g)	149,327	3,924,314
US Bancorp, 5Y US TI + 2.54%(a)(g)	6,364,000	6,278,591
Wells Fargo & Co., Series BB, 5Y US TI + 3.45%(a)(g)	5,270,000	5,266,848
		15,469,753

Consumer Finance (0.20%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,860,139
American Express Co., 3.550%(g)	4,021,000	3,981,670
		6,841,809

Diversified Banks (0.03%)
Bank of America Corp., 5Y US TI + 2.67%(a)(g)	866,000	900,333

Financial Services (0.78%)
Charles Schwab Corp., Series I, 5Y US TI + 3.17%(a)(g)	10,656,000	10,618,433
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.81%(a)(g)	3,724,000	3,933,330
UBS Group AG, 6.000%(e)(g)	11,239,000	11,363,236
		25,914,999

Life Insurance (0.06%)
Jackson Financial, Inc., 8.000%(g)	80,297	2,096,555

Total Financials		51,223,449

Government (0.39%)
Government Agencies (0.39%)
CoBank ACB, Series M, 5Y US TI + 2.82%(a)(g)	7,000,000	7,245,224
Farm Credit Bank of Texas, 5Y US TI + 3.29%(a)(g)	3,980,000	4,173,118

		Value
	Shares	(Note 2)
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.01%(a)(g)	1,950,000	$2,030,067

		13,448,409

Total Government		13,448,409

Health Care (0.25%)
Health Care Facilities & Services (0.25%)
CVS Health Corp., 5Y US TI + 2.89%(a)(g)	8,000,000	8,376,728

Total Health Care		8,376,728

Utilities (0.69%)
Power Generation (0.57%)
American Electric Power Co., Inc., 5Y US TI + 2.67%(a)(g)	10,228,000	10,085,980
Dominion Energy, Inc., 5Y US TI + 2.26%(a)(g)	2,826,000	2,857,618
Dominion Energy, Inc., 5Y US TI + 2.00%(a)(g)	2,543,000	2,552,914
Vistra Corp., 5Y US TI + 6.93%(a)(e)(g)	3,967,000	4,042,738

		19,539,250

Utilities (0.12%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,169,122

Total Utilities		23,708,372

TOTAL PREFERRED STOCK
(Cost $96,383,395)		99,298,573

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.45%)

Money Market Fund (1.45%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.62%	49,378,302	49,378,302

TOTAL SHORT TERM INVESTMENTS
(Cost $49,378,302)			49,378,302

Value
(Note 2)
TOTAL INVESTMENTS (100.78%)
(Cost $3,418,587,533)	$3,439,030,974

Liabilities In Excess Of Other Assets (-0.78%)	(26,546,868)

NET ASSETS (100.00%)	$3,412,484,106

Investment Abbreviations:

RFUCCT - FTSE USD IBOR Consumer Cash Fallbacks Term

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

1M RFUCCT - 1 Month RFUCCT as of January 31, 2026 was 3.67%

1M US SOFR - 1 Month SOFR as of January 31, 2026 was 3.67%

30D US SOFR - 30 Day SOFR as of January 31, 2026 was 3.67%

1D US SOFR - 1 Day SOFR as of January 31, 2026 was 3.68%

1Y US TI -  1 Year US TI as of January 31, 2026 was 3.48%

5Y US TI -  5 Year US TI as of January 31, 2026 was 3.79%

1M CME TERM - 1 Month CME TERM SOFR  as of January 31, 2026 was 3.67%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2026.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $494,872,892, representing 14.50% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
BANK LOANS (4.43%)

Aerospace & Defense (0.96%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$1,069,785	$1,070,496

Apparel & Textile Products (1.01%)
ABG Intermediate Holdings 2 LLC
1M US SOFR + 2.25%, 12/21/2028(a)	1,125,916	1,126,687

Food & Beverage (1.05%)
Chobani LLC
1M US SOFR + 2.25%, 10/28/2032(a)	1,164,195	1,168,270

Medical Equipment & Devices Manufacturing (0.98%)
Medline Borrower LP
1M US SOFR + 1.75%, 10/23/2030(a)	1,080,860	1,085,200

Pharmaceuticals (0.20%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 08/02/2032(a)	224,737	225,860

Restaurants (0.23%)
Raising Cane's Restaurants LLC
1M US SOFR + 2.00%, 11/03/2032(a)	256,000	255,681

TOTAL BANK LOANS
(Cost $4,927,644)		4,932,194

		Value
	Shares	(Note 2)
COMMON STOCKS (0.20%)

Communications (0.11%)
Verizon Communications, Inc.	2,799	$124,611

Total Communications		124,611

Consumer Staples (0.09%)
Kraft Heinz Co.	4,150	98,521

Total Consumer Staples		98,521

		Value
	Shares	(Note 2)
TOTAL COMMON STOCKS
(Cost $227,014)		$223,132

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.49%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$3,921	$3,808
Series 2002-90, Class A1,
6.500%, 06/25/2042	40,071	40,642
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	79,801	80,555
Series 2010-114, Class TC,
2.250%, 03/25/2037	203,420	189,684
Series 2011-110, Class BX,
4.000%, 10/25/2041	250,886	246,853
Series 2012-110, Class CA,
3.000%, 10/25/2042	84,784	78,760
Series 2012-39, Class NB,
4.000%, 04/25/2042	175,000	165,153
Series 2013-29, Class JE,
1.250%, 04/25/2043	151,694	122,651
Series 2015-27, Class ME,
3.500%, 10/25/2044	128,000	122,575
Series 2019-14, Class CA,
3.500%, 04/25/2049	96,672	91,880
Series 2019-7, Class JA,
3.500%, 03/25/2049	84,453	81,945
Series 2019-74, Class LB,
3.000%, 10/25/2049	110,520	102,035
Series 2021-94, Class KU,
2.000%, 12/25/2051	148,251	83,825
		1,410,366
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	8,218	8,650
Series 2002-2505, Class D,
5.500%, 09/15/2032	17,247	17,325
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	20,502	18,121
Series 2011-3965, Class ZA,
4.000%, 11/15/2041	232,916	227,958
Series 2012-4096, Class BY,
2.000%, 08/15/2042	85,000	69,383
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	74,971

	Principal	Value
	Amount	(Note 2)
Series 2012-4140, Class BW,
2.500%, 12/15/2042	$100,000	$75,279
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	19,316	17,004
Series 2016-4579, Class W,
6.381%, 01/15/2038(a)	52,196	53,638
Series 2016-4614, Class PB,
3.000%, 01/15/2046	188,605	177,324
Series 2018-4839, Class PZ,
4.000%, 11/15/2048	133,578	115,389
Series 2021-5142, Class PN,
1.000%, 09/25/2051	60,479	45,433
Series 2021-5151, Class LV,
1.500%, 09/25/2051	262,893	143,210
		1,043,685
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	5,259	5,244
Series 2011-139, Class KZ,
2.500%, 10/20/2041	42,720	39,611
Series 2011-141, Class GH,
3.000%, 10/16/2041	150,000	120,524
Series 2011-H05, Class FB,
1M CME TERM SOFR + 0.61%, 12/20/2060(a)	6,382	6,386
Series 2011-H14, Class FC,
1M CME TERM SOFR + 0.61%, 05/20/2061(a)	8,408	8,413
Series 2012-137, Class EB,
2.000%, 11/20/2042	100,000	66,765
Series 2012-16, Class ND,
2.000%, 05/20/2039	127,457	117,035
Series 2012-41, Class TJ,
4.000%, 03/20/2042	187,933	169,708
Series 2012-H20, Class BA,
1M CME TERM SOFR + 0.67%, 09/20/2062(a)	4,488	4,496
Series 2012-H29, Class SA,
1M CME TERM SOFR + 0.63%, 10/20/2062(a)	13,757	13,768
Series 2013-28, Class DB,
3.000%, 02/20/2043	170,000	135,225
Series 2013-44, Class CE,
2.500%, 03/16/2043	105,656	82,968
Series 2013-9, Class KY,
3.000%, 01/20/2043	324,000	284,712
Series 2013-H07, Class GA,
1M CME TERM SOFR + 0.58%, 03/20/2063(a)	5,582	5,583

	Principal	Value
	Amount	(Note 2)
Series 2013-H10, Class FA,
1M CME TERM SOFR + 0.51%, 03/20/2063(a)	$3,043	$3,040
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	642	644
Series 2013-H23, Class FA,
1M CME TERM SOFR + 1.41%, 09/20/2063(a)	1,688	1,704
Series 2014-21, Class PB,
4.000%, 02/16/2044	150,000	136,337
Series 2014-H03, Class FA,
1M CME TERM SOFR + 0.71%, 01/20/2064(a)	2,184	2,188
Series 2015-3, Class ZD,
4.000%, 01/20/2045	193,946	182,717
Series 2015-31, Class B,
3.000%, 02/20/2045	100,000	89,585
Series 2015-H10, Class JA,
2.250%, 04/20/2065	20,000	19,304
Series 2015-H29, Class FL,
1M CME TERM SOFR + 0.71%, 11/20/2065(a)	14,344	14,367
Series 2016-167, Class AD,
2.500%, 03/20/2039	185,585	171,566
Series 2016-H09, Class FA,
1M CME TERM SOFR + 0.76%, 03/20/2066(a)	13,544	13,577
Series 2017-31, Class BY,
3.500%, 02/20/2047	131,000	100,862
Series 2017-H10, Class GZ,
4.440%, 04/20/2067(a)	262,731	252,338
Series 2017-H11, Class HZ,
4.505%, 04/20/2067(a)	148,220	140,387
Series 2017-H11, Class GZ,
4.608%, 04/20/2067(a)	149,137	141,877
Series 2017-H18, Class PZ,
2.000%, 04/20/2066	133,475	110,677
Series 2018-H01, Class HZ,
4.607%, 01/20/2068(a)	144,546	136,952
Series 2018-H01, Class JZ,
4.565%, 01/20/2068(a)	144,175	140,040
Series 2018-H03, Class HZ,
4.573%, 01/20/2068(a)	143,177	128,674
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.46%, 02/20/2068(a)	5,240	5,229
Series 2018-H07, Class JZ,
4.585%, 04/20/2068(a)	66,826	66,629
Series 2018-H07, Class HZ,
4.617%, 04/20/2068(a)	142,207	134,336

	Principal	Value
	Amount	(Note 2)
Series 2019-103, Class HY,
3.000%, 08/20/2049	$104,493	$72,659
Series 2019-31, Class JC,
3.500%, 03/20/2049	71,549	67,415
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	71,788
Series 2020-153, Class GP,
0.500%, 10/20/2050	145,051	130,048
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,034	78,919
Series 2020-H09, Class NF,
1M CME TERM SOFR + 1.36%, 04/20/2070(a)	24,435	24,792
Series 2020-H11, Class JZ,
4.163%, 05/20/2069(a)	181,384	143,164
Series 2020-H12, Class JZ,
4.175%, 08/20/2069(a)	125,826	103,946
Series 2020-H17, Class KZ,
3.612%, 09/20/2070(a)	475,679	353,803
Series 2020-H18, Class EY,
3.498%, 09/20/2070(a)	111,867	78,839
Series 2021-146, Class EH,
2.000%, 08/20/2051	113,536	63,661
Series 2021-159, Class AL,
1.000%, 09/20/2051	118,000	56,227
Series 2021-215, Class TZ,
5.000%, 12/20/2051	150,018	119,575
Series 2021-225, Class EU,
2.000%, 12/20/2051	91,310	52,091
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	56,959
Series 2021-H02, Class KB,
3.036%, 01/20/2071(a)	111,198	74,550
Series 2021-H02, Class PB,
4.610%, 05/20/2070(a)	103,128	98,911
Series 2021-H03, Class NY,
3.013%, 01/20/2071(a)	111,326	75,181
		4,775,996

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,972,458)		7,230,047

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.64%)

Fannie Mae-Aces
Series 2019-M17, Class X,
0.319%, 09/25/2034(a)(c)	22,321,446	225,889

	Principal	Value
	Amount	(Note 2)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3,
2.107%, 06/25/2026(a)(c)	$591,680	$4,226
Series 2016-K059, Class X1,
0.244%, 09/25/2026(a)(c)	5,160,234	5,085
Series 2017-KW03, Class X1,
0.764%, 06/25/2027(a)(c)	26,967,894	197,626
Series 2019-K087, Class X1,
0.339%, 12/25/2028(a)(c)	27,170,521	258,924
Series 2019-K092, Class X1,
0.707%, 04/25/2029(a)(c)	16,101,982	311,768
Series 2019-K093, Class X1,
0.937%, 05/25/2029(a)(c)	5,740,897	148,435
Series 2019-K094, Class X1,
0.872%, 06/25/2029(a)(c)	14,061,292	366,800
Series 2019-KC05, Class X1,
1.201%, 06/25/2027(a)(c)	1,220,807	10,452
Series 2020-K121, Class X1,
1.013%, 10/25/2030(a)(c)	2,414,011	92,445
Series 2020-K738, Class X1,
1.476%, 01/25/2027(a)(c)	11,480,360	115,964
Series 2021-Q016, Class APT2,
1.472%, 05/25/2028(a)	97,930	90,620
		1,602,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,631,258)		1,828,234

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (1.54%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	11,993	12,406
7.500%, 08/01/2028	11,985	11,736
Series 1999-,
8.000%, 04/01/2029	8,550	8,346
Series 2001-,
12.000%, 11/01/2030	40,659	41,735
Series 2002-,
6.000%, 12/01/2032	28,384	29,008
Series 2003-,
4.500%, 09/01/2028	13,939	13,934
4.750%, 09/01/2033	32,159	32,040
5.500%, 10/01/2033	14,911	14,953
5.500%, 12/01/2033	25,152	24,889
Series 2005-,
4.500%, 05/01/2035	15,772	15,860
6.500%, 01/01/2036	12,341	12,767

	Principal	Value
	Amount	(Note 2)
Series 2006-,
4.500%, 01/01/2036	$24,531	$24,424
6.000%, 03/01/2036	21,485	22,037
Series 2007-,
5.500%, 07/01/2037	6,024	6,099
6.000%, 07/01/2037	15,573	16,132
6.000%, 09/01/2037	21,338	22,322
6.500%, 11/01/2037	39,392	40,241
Series 2008-,
5.000%, 06/01/2037	14,369	14,264
5.500%, 04/01/2038	8,586	8,717
5.500%, 08/01/2038	17,742	17,878
Series 2009-,
5.000%, 04/01/2039	32,865	32,971
Series 2010-,
4.000%, 05/01/2040	2,008	1,977
5.500%, 02/01/2038	33,748	34,054
Series 2011-,
4.500%, 05/01/2041	30,474	30,558
Series 2013-,
3.000%, 04/01/2043	75,776	70,488
Series 2015-,
3.500%, 06/01/2045	40,506	38,122
5.000%, 07/01/2044	96,717	97,035
Series 2018-,
3.920%, 02/01/2048(a)	7,609	6,785
		701,778
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	22,913	23,022
Series 2005-,
5.500%, 05/01/2035	12,086	12,093
Series 2006-,
4.500%, 01/01/2036	9,326	9,108
5.500%, 12/01/2034	19,044	19,361
6.000%, 05/01/2036	43,103	43,075
Series 2008-,
4.500%, 05/01/2038	47,222	47,074
6.000%, 08/01/2038	19,438	19,996
Series 2013-,
3.000%, 01/01/2033	21,021	20,420
Series 2014-,
3.500%, 10/01/2044	32,312	30,380
Series 2015-,
4.000%, 03/01/2044	23,462	22,490
		247,019
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	36,843	35,056
4.500%, 01/01/2036	54,684	53,500
		88,556

	Principal	Value
	Amount	(Note 2)
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	$32,184	$31,892
Series 2010-,
5.000%, 05/15/2040	36,348	36,323
		68,215
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	35,924	33,866
Series 2011-,
4.000%, 02/20/2041	26,377	25,122
4.000%, 05/20/2041	27,444	26,138
4.000%, 10/20/2041	12,260	11,677
Series 2012-,
3.500%, 01/20/2042	84,352	77,741
3.500%, 05/20/2042	74,204	68,655
Series 2013-,
3.500%, 03/20/2043	61,495	56,409
5.500%, 11/20/2035	56,932	56,168
Series 2014-,
3.750%, 04/20/2044	62,931	57,431
4.000%, 05/20/2044	62,545	59,943
Series 2016-,
3.500%, 09/20/2046	15,541	14,093
Series 2021-,
4.000%, 05/20/2051	133,384	124,734
		611,977

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,784,014)		1,717,545

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (69.06%)

Advertising & Marketing (1.03%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	880,000	904,280
9.50%, 02/15/2033(d)	237,000	241,625
Total Advertising & Marketing		1,145,905

Aerospace & Defense (1.34%)
Boeing Co.
7.01%, 05/01/2064	1,050,000	1,199,821
General Electric Co.
4.90%, 01/29/2036	286,000	289,395
Total Aerospace & Defense		1,489,216

Airlines (1.24%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	496,784	499,449
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	600,000	607,142

	Principal	Value
	Amount	(Note 2)
United Airlines Holdings, Inc.
5.38%, 03/01/2031	$275,000	$278,075
Total Airlines		1,384,666

Apparel & Textile Products (1.02%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(d)	250,000	249,815
Under Armour, Inc.
7.25%, 07/15/2030(d)	255,000	261,062
VF Corp.
2.95%, 04/23/2030	688,000	628,185
Total Apparel & Textile Products		1,139,062

Auto Parts Manufacturing (0.46%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	505,000	517,532

Automobiles Manufacturing (1.47%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	854,000	891,190
General Motors Co.
6.25%, 04/15/2035	700,000	743,522
Total Automobiles Manufacturing		1,634,712

Banks (5.81%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	1,200,000	1,249,918
Capital One NA
5.97%, 08/09/2028(a)	1,525,000	1,573,419
First Citizens BancShares, Inc.
5Y US TI + 1.97%, 03/12/2040(a)	1,075,000	1,093,958
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	689,000	746,981
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.35%, 11/01/2030(a)	250,000	260,668
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	1,137,000	1,169,359
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	361,000	376,457
Total Banks		6,470,760

Cable & Satellite (1.28%)
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031(d)	550,000	566,989
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	856,000	854,996
Total Cable & Satellite		1,421,985

	Principal	Value
	Amount	(Note 2)
Casinos & Gaming (3.64%)
Brightstar Lottery PLC/ Brightstar Global Solutions Corp.
5.75%, 01/15/2033(d)	$279,000	$277,491
Caesars Entertainment, Inc.
4.63%, 10/15/2029(d)	887,000	852,258
MGM Resorts International
6.13%, 09/15/2029	100,000	102,332
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	1,684,000	1,681,683
Station Casinos LLC
4.50%, 02/15/2028(d)	1,150,000	1,145,289
Total Casinos & Gaming		4,059,053

Chemicals (0.74%)
Celanese US Holdings LLC
7.00%, 02/15/2031	537,000	549,622
WR Grace Holdings LLC
7.00%, 08/01/2033(d)	271,000	271,524
Total Chemicals		821,146

Consumer Finance (1.28%)
Fiserv, Inc.
5.25%, 08/11/2035	275,000	273,149
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	1,130,000	1,153,444
Total Consumer Finance		1,426,593

Consumer Products (0.74%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
5.60%, 01/15/2031(d)	279,000	282,628
Perrigo Finance Unlimited Co.
Series USD
6.13%, 09/30/2032	550,000	541,418
Total Consumer Products		824,046

Containers & Packaging (0.90%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	1,005,799

Department Stores (2.48%)
Kohl's Corp.
10.00%, 06/01/2030(d)	1,400,000	1,535,102
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,213,893
Total Department Stores		2,748,995

Entertainment Content (2.28%)
Discovery Communications LLC
4.13%, 05/15/2029	439,000	426,813
6.35%, 06/01/2040	300,000	249,093

	Principal	Value
	Amount	(Note 2)
Paramount Global
4.20%, 05/19/2032	$754,000	$681,041
4.38%, 03/15/2043	161,000	110,952
4.95%, 05/19/2050	287,000	201,466
Univision Communications, Inc.
9.38%, 08/01/2032(d)	500,000	538,563
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	168,000	163,064
5.14%, 03/15/2052	271,000	180,792
Total Entertainment Content		2,551,784

Entertainment Resources (0.03%)
Six Flags Entertainment Corp.'s Wonderland Co./Millennium Operations LLC
8.63%, 01/15/2032(d)	34,000	34,720

Exploration & Production (3.74%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(d)	1,000,000	1,036,955
6.63%, 07/15/2033(d)	22,000	22,795
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	756,000	762,626
7.25%, 02/15/2035(d)	798,000	772,643
Occidental Petroleum Corp.
7.88%, 09/15/2031	668,000	769,670
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	688,000	709,157
7.00%, 01/15/2032(d)	18,000	18,880
9.88%, 07/15/2031(d)	69,000	74,063
Total Exploration & Production		4,166,789

Financial Services (2.20%)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	322,000	331,002
6.20%, 06/18/2035(d)	275,000	289,217
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	371,956
6.75%, 05/01/2033(d)	230,000	239,340
7.13%, 04/30/2031(d)	800,000	841,586
Morgan Stanley
1D US SOFR + 1.75%, 04/17/2036(a)	360,000	376,225
Total Financial Services		2,449,326

Food & Beverage (1.09%)
Chobani Holdco II LLC
8.75%, 10/01/2029(d)	109,144	113,688
Pilgrim's Pride Corp.
3.50%, 03/01/2032	28,000	25,900
6.25%, 07/01/2033	1,004,000	1,074,525
Total Food & Beverage		1,214,113

	Principal	Value
	Amount	(Note 2)
Health Care Facilities & Services (1.91%)
HCA, Inc.
5.45%, 09/15/2034	$1,050,000	$1,078,174
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,056,722
Total Health Care Facilities & Services		2,134,896

Home Improvement (0.93%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	1,000,000	1,037,841

Industrial Other (1.67%)
Herc Holdings, Inc.
5.75%, 03/15/2031(d)	210,000	211,615
6.00%, 03/15/2034(d)	70,000	70,394
7.25%, 06/15/2033(d)	550,000	582,335
United Rentals North America, Inc.
5.38%, 11/15/2033(d)	1,000,000	999,937
Total Industrial Other		1,864,281

Internet Media (1.59%)
Alphabet, Inc.
4.70%, 11/15/2035	139,000	138,426
5.35%, 11/15/2045	65,000	64,165
5.45%, 11/15/2055	92,000	89,798
5.70%, 11/15/2075	138,000	135,600
Match Group Holdings II LLC
6.13%, 09/15/2033(d)	570,000	572,512
Meta Platforms, Inc.
4.88%, 11/15/2035	139,000	137,544
Series .
5.63%, 11/15/2055	125,000	119,024
Snap, Inc.
6.88%, 03/01/2033(d)	500,000	513,440
Total Internet Media		1,770,509

Leisure Products Manufacturing (1.44%)
Acushnet Co.
5.63%, 12/01/2033(d)	275,000	278,273
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,146,602
Polaris, Inc.
5.60%, 03/01/2031	176,000	178,770
Total Leisure Products Manufacturing		1,603,645

Medical Equipment & Devices Manufacturing (0.04%)
Insulet Corp.
6.50%, 04/01/2033(d)	42,000	43,734

Metals & Mining (0.56%)
Carpenter Technology Corp.
5.63%, 03/01/2034(d)	105,000	106,682
Century Aluminum Co.
6.88%, 08/01/2032(d)	85,000	88,129

	Principal	Value
	Amount	(Note 2)
Cleveland-Cliffs, Inc.
7.63%, 01/15/2034(d)	$410,000	$429,687
Total Metals & Mining		624,498

Oil & Gas Services & Equipment (2.51%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,064,084
Noble Finance II LLC
8.00%, 04/15/2030(d)	600,000	625,800
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	500,000	524,204
Transocean International, Ltd.
7.88%, 10/15/2032(d)	18,000	18,996
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	546,429	559,170
Total Oil & Gas Services & Equipment		2,792,254

Pharmaceuticals (0.51%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	535,000	564,007

Pipeline (4.10%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,146,917
Buckeye Partners LP
6.88%, 07/01/2029(d)	736,000	765,598
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(d)	1,069,000	906,259
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 05/15/2033	500,000	522,066
8.25%, 01/15/2029	635,000	662,309
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	540,000	569,515
Total Pipeline		4,572,664

Property & Casualty Insurance (0.25%)
Asurion LLC and Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(d)	139,000	145,319
8.38%, 02/01/2034(d)	136,000	137,618
Total Property & Casualty Insurance		282,937

Publishing & Broadcasting (1.13%)
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	1,255,000	1,255,949

Real Estate (2.34%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,374,000	1,383,429
8.88%, 09/01/2031(d)	250,000	266,585
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	1,000,000	961,900
Total Real Estate		2,611,914

	Principal	Value
	Amount	(Note 2)
Refining & Marketing (1.07%)
Sunoco LP
5.63%, 03/15/2031(d)	$78,000	$78,515
5.88%, 03/15/2034(d)	78,000	78,244
7.00%, 05/01/2029(d)	1,000,000	1,040,406
Total Refining & Marketing		1,197,165

Restaurants (1.00%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	1,050,000	1,112,817

Retail - Consumer Discretionary (1.86%)
Advance Auto Parts, Inc.
7.00%, 08/01/2030(d)	286,000	291,039
Men's Wearhouse LLC
9.00%, 02/01/2031(d)	1,000,000	1,040,977
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031(d)	186,000	186,662
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032(d)	545,000	559,209
Total Retail - Consumer Discretionary		2,077,887

Semiconductors (1.34%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	1,420,000	1,495,891

Software & Services (0.80%)
CoreWeave, Inc.
9.00%, 02/01/2031(d)	170,000	165,496
Fair Isaac Corp.
6.00%, 05/15/2033(d)	715,000	728,950
Total Software & Services		894,446

Supermarkets & Pharmacies (1.59%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(d)	60,000	60,181
6.50%, 02/15/2028(d)	1,050,000	1,067,602
Albertsons Cos., Inc.
03/31/2032(d)	$89,000	$88,956
Kroger Co.
5.00%, 09/15/2034	555,000	555,709
Total Supermarkets & Pharmacies		1,772,448

Transportation & Logistics (0.11%)
Allison Transmission, Inc.
5.88%, 12/01/2033(d)	118,000	119,738

Travel & Lodging (2.85%)
Carnival Corp.
5.75%, 08/01/2032(d)	776,000	797,940
7.00%, 08/15/2029(d)	500,000	523,578

	Principal	Value
	Amount	(Note 2)
NCL Corp., Ltd.
6.25%, 09/15/2033(d)	$74,000	$74,444
6.75%, 02/01/2032(d)	500,000	512,658
Viking Cruises, Ltd.
5.88%, 10/15/2033(d)	190,000	192,710
9.13%, 07/15/2031(d)	1,000,000	1,067,059
Total Travel & Lodging		3,168,389

Utilities (3.54%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	1,225,000	1,267,235
9.50%, 06/01/2030(d)	100,000	107,223
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%, 12/15/2035(d)	1,000,000	995,474
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,055,580
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031(d)	500,000	525,487
Total Utilities		3,950,999

Waste & Environment Services & Equipment (2.89%)
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034(d)	1,500,000	1,505,328
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	865,000	890,833
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	800,000	832,993
Total Waste & Environment Services & Equipment		3,229,154

Wireline Telecommunications Services (0.26%)
APLD ComputeCo LLC
9.25%, 12/15/2030(d)	280,000	291,198

TOTAL CORPORATE BONDS
(Cost $74,740,564)		76,975,463

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (12.07%)

U.S. Treasury Bonds (12.07%)
United States Treasury Bonds
4.63%, 11/15/2045	211,000	205,247
4.63%, 11/15/2055	2,862,000	2,743,495
4.75%, 08/15/2055	1,052,000	1,029,152
4.88%, 08/15/2045	286,000	287,698
United States Treasury Inflation Indexed Bonds
1.63%, 04/15/2030	562,129	570,778

	Principal	Value
	Amount	(Note 2)
United States Treasury Notes
3.50%, 10/31/2027	$560,000	$559,650
3.50%, 11/30/2030	825,000	814,494
3.63%, 12/31/2030	132,000	130,979
3.75%, 10/31/2032	574,000	565,166
4.00%, 05/31/2030	811,000	819,078
4.00%, 11/15/2035	4,581,000	4,487,592
4.63%, 02/28/2026	1,236,000	1,236,728
Total U.S. Treasury Bonds		13,450,057

TOTAL GOVERNMENT BONDS
(Cost $13,608,631)		13,450,057

		Value
	Shares	(Note 2)
PREFERRED STOCK (3.20%)

Financials (1.90%)
Banks (0.33%)
Bank of Hawaii., 8.000%(e)	11,359	298,514
US Bancorp, 5Y US TI + 2.54%(a)(e)	65,000	64,128
		362,642

Consumer Finance (0.66%)
American Express Co., 3.550%(e)	740,000	732,762

Diversified Banks (0.16%)
Citigroup, Inc., Series II, 6.25%(e)	7,000	175,630

Financial Services (0.75%)
UBS Group AG, 7.125%(d)(e)	825,000	845,756

Total Financials		2,116,790

Government (0.42%)
Government Agencies (0.42%)
CoBank ACB, Series M, 5Y US TI + 2.82%(a)(e)	455,000	470,940

Total Government		470,940

Health Care (0.55%)
Health Care Facilities & Services (0.55%)
CVS Health Corp., 5Y US TI + 2.89%(a)(e)	590,000	617,784

Total Health Care		617,784

Utilities (0.33%)
Power Generation (0.33%)
Vistra Corp., 5Y US TI + 6.93%(a)(d)(e)	358,000	364,835

Total Utilities		364,835

Value
(Note 2)
TOTAL PREFERRED STOCK
(Cost $3,400,922)	$3,570,349

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.71%)

Money Market Fund (0.71%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.62%	793,267	793,267

TOTAL SHORT TERM INVESTMENTS
(Cost $793,267)			793,267

TOTAL INVESTMENTS (99.34%)
(Cost $108,085,772)			$110,720,288

Other Assets In Excess Of Liabilities (0.66%)			736,753

NET ASSETS (100.00%)			$111,457,041

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of January 31, 2026 was 3.67%

30D US SOFR - 30 Day SOFR as of January 31, 2026 was 3.67%

1D US SOFR - 1 Day SOFR as of January 31, 2026 was 3.68%

1M CME TERM SOFR- 1M CME TERM SOFR as of January 31, 2026 was 3.67%

1Y US TI -  1 Year US TI as of January 31, 2026 was 3.48%

5Y US TI -  5 Year US TI as of January 31, 2026 was 3.79%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $56,798,031, representing 50.96% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$1,751,164	$–	$1,751,164
Collateralized Mortgage Obligations	–	72,363	–	72,363
Mortgage-Backed Securities	–	2,586,423	–	2,586,423
Corporate Bonds	–	386,522,932	–	386,522,932
Government Bonds	–	243,519,503	–	243,519,503
Short Term Investments	5,165,115	–	–	5,165,115
Total	$5,165,115	$634,452,385	$–	$639,617,500

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$32,468,208	$–	$32,468,208
Collateralized Mortgage Obligations	–	266,220,974	–	266,220,974
Commercial Mortgage-Backed Securities	–	46,598,626	–	46,598,626
Mortgage-Backed Securities	–	396,901,635	–	396,901,635
Corporate Bonds	–	1,400,733,846	–	1,400,733,846
Government Bonds	–	1,147,430,810	–	1,147,430,810
Preferred Stock	6,020,869	93,277,704	–	99,298,573
Short Term Investments	49,378,302	–	–	49,378,302
Total	$55,399,171	$3,383,631,803	$–	$3,439,030,974

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$4,932,194	$–	$4,932,194
Common Stocks	223,132	–	–	223,132
Collateralized Mortgage Obligations	–	7,230,047	–	7,230,047
Commercial Mortgage-Backed Securities	–	1,828,234	–	1,828,234
Mortgage-Backed Securities	–	1,717,545	–	1,717,545
Corporate Bonds	–	76,975,463	–	76,975,463
Government Bonds	814,494	12,635,563	–	13,450,057
Preferred Stock	474,144	3,096,205	–	3,570,349
Short Term Investments	793,267	–	–	793,267
Total	$2,305,037	$108,415,251	$–	$110,720,288

For the period ended January 31, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short- term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set- off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2026

ALPS | CoreCommodity Natural Resources ETF

STATEMENT OF INVESTMENTS

January 31, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.65%)
Consumer Discretionary (1.33%)
Home Construction (1.33%)
Sumitomo Forestry Co., Ltd.(a)	461,804	$4,996,710

TOTAL CONSUMER DISCRETIONARY		4,996,710

Consumer Staples (10.73%)
Agricultural Chemicals (0.20%)
Israel Corp., Ltd.	2,512	751,092

Agricultural Producers (0.12%)
Adecoagro SA(a)	51,050	452,303

Food (9.36%)
AAK AB(a)	36,158	1,006,700
Barry Callebaut AG	622	1,087,827
China Mengniu Dairy Co., Ltd.	808,470	1,686,878
Danone SA	25,813	2,014,541
Darling Ingredients, Inc.(b)	68,289	3,118,076
Dole PLC	69,817	1,112,185
Fresh Del Monte Produce, Inc.	27,221	1,079,585
Hormel Foods Corp.	108,944	2,681,112
Inghams Group, Ltd.(a)	210,417	366,310
Ingredion, Inc.	19,152	2,261,851
Maple Leaf Foods, Inc.(a)	23,265	431,077
MEIJI Holdings Co., Ltd.	60,064	1,406,125
Morinaga Milk Industry Co., Ltd.	34,703	892,465
Mowi ASA	77,769	1,787,868
NH Foods, Ltd.	35,122	1,581,353
Nisshin Seifun Group, Inc.	68,442	868,571
Nissui Corp.	124,749	1,043,874
Pilgrim's Pride Corp.	74,684	3,239,045
Salmar ASA	14,529	864,453
Tyson Foods, Inc., Class A	59,224	3,869,104
WH Group, Ltd.(c)(d)	2,229,535	2,619,927
		35,018,927

Wholesale - Consumer Staples (1.05%)
Archer-Daniels-Midland Co.	30,549	2,056,253
Bunge Global SA	16,336	1,860,344
		3,916,597

TOTAL CONSUMER STAPLES		40,138,919

Energy (38.47%)
Oil & Gas Producers (22.20%)
Aker BP ASA	69,537	2,031,848
Antero Resources Corp.(b)	2,171	78,959
APA Corp.	6,183	163,293
ARC Resources, Ltd.	86,674	1,608,528
Athabasca Oil Corp.(a)(b)	93,080	546,182

		Value
	Shares	(Note 2)
Oil & Gas Producers (continued)
Beach Energy, Ltd.	713,936	$611,494
Birchcliff Energy, Ltd.(a)	83,988	451,505
BLUENORD ASA(b)	11,925	555,357
California Resources Corp.	54,115	2,895,153
Canadian Natural Resources, Ltd.	3,170	117,870
Cenovus Energy, Inc.	6,984	137,818
Chevron Corp.	771	136,390
China Petroleum & Chemical Corp., Class H	22,220	15,302
Chord Energy Corp.	38,032	3,812,328
CNX Resources Corp.(b)	1,705	66,154
ConocoPhillips	18,116	1,888,231
Coterra Energy, Inc.	81,864	2,361,776
Crescent Energy Co.(a)	45,327	442,845
Delek Group, Ltd.	1,556	433,119
Devon Energy Corp.	56,708	2,280,229
Diamondback Energy, Inc.	3,648	598,090
Eni SpA	164,453	3,357,949
Eni SpA, Sponsored Sponsored ADR(a)	426	17,432
EOG Resources, Inc.	27,455	3,078,529
EQT Corp.	2,347	135,492
Equinor ASA	205,942	5,495,778
Exxon Mobil Corp.	8,630	1,220,282
Freehold Royalties, Ltd.	1,961	23,590
Geopark, Ltd.(a)	129,017	1,094,064
Harbour Energy PLC	267,709	852,056
Headwater Exploration, Inc.	132,208	1,068,034
Inpex Corp.	89,816	1,998,168
Japan Petroleum Exploration Co., Ltd.(a)	87,094	1,065,883
Karoon Energy, Ltd.(a)	411,164	485,302
Magnolia Oil & Gas Corp., Class A	68,056	1,736,109
Matador Resources Co.	65,053	2,942,998
MOL Hungarian Oil & Gas PLC	89,486	1,092,912
Murphy Oil Corp.(a)	121,547	3,657,349
NuVista Energy, Ltd.(a)(b)	133,690	1,830,119
Occidental Petroleum Corp.	49,048	2,226,289
OMV AG	56,574	3,356,363
Paramount Resources, Ltd., Class A(a)	99,165	1,870,200
Parex Resources, Inc.(a)	175,210	2,599,230
Permian Resources Corp.	134,057	2,162,339
Peyto Exploration & Development Corp.(a)	66,402	1,196,714
PrairieSky Royalty, Ltd.(a)	26,367	573,949
Range Resources Corp.	2,733	103,444
Repsol SA	9,194	180,419
SandRidge Energy, Inc.	7,778	123,281
SM Energy Co.(a)	393,335	7,658,232
Talos Energy, Inc.(b)	94,509	1,126,547
Tamarack Valley Energy, Ltd.	86,377	584,241
Topaz Energy Corp.(a)	7,608	163,150
TotalEnergies SE	21,006	1,522,607
Tourmaline Oil Corp.	51,064	2,416,601
VAALCO Energy, Inc.(a)	90,669	466,039

		Value
	Shares	(Note 2)
Oil & Gas Producers (continued)
Var Energi ASA	396,452	$1,435,469
Vermilion Energy, Inc.(a)	71,939	695,272
Woodside Energy Group, Ltd.	16,662	294,357
		83,139,260

Oil & Gas Services & Equipment (10.74%)
Aker Solutions ASA	124,627	454,224
Archrock, Inc.	28,203	834,527
Atlas Energy Solutions, Inc.(a)	104,580	1,220,449
Baker Hughes Co.	6,547	366,894
China Oilfield Services Ltd.	416,398	456,795
Core Laboratories, Inc.(a)	32,611	637,219
Enerflex, Ltd.	76,455	1,403,159
Expro Group Holdings NV(b)	110,663	1,771,714
Fugro N.V.	76,589	1,057,646
Halliburton Co.	68,551	2,297,829
Helix Energy Solutions Group, Inc.(b)	186,691	1,482,327
Innovex International, Inc.(b)	22,560	560,616
Kodiak Gas Services, Inc.	39,493	1,659,101
Liberty Energy, Inc., Class A	135,752	3,346,286
Nabors Industries, Ltd.(b)	13,564	906,618
National Oilwell Varco, Inc.	84,331	1,547,474
NOW, Inc.(b)	73,075	1,110,009
Oceaneering International, Inc.(b)	46,718	1,406,212
Pason Systems, Inc.(a)	50,923	451,394
Patterson-UTI Energy, Inc.	293,602	2,210,822
Precision Drilling Corp.(b)	13,578	1,082,929
ProPetro Holding Corp.(b)	114,529	1,315,938
RPC, Inc.(a)	195,012	1,296,830
Saipem SpA(a)	633,387	2,334,199
Secure Waste Infrastructure Corp.(a)	72,424	934,520
Select Water Solutions, Inc.	93,620	1,131,866
SLB, Ltd.	35,500	1,717,490
Subsea 7 SA	24,912	635,314
Tetra Technologies Inc(b)	60,094	685,072
TGS ASA	74,400	780,271
Tidewater, Inc.(b)	26,591	1,661,672
Valaris, Ltd.(b)	17,845	1,030,192
Viridien(b)	3,229	486,476
		40,274,084

Renewable Energy (5.53%)
Ameresco, Inc., Class A(b)	25,867	810,672
Array Technologies, Inc.(a)(b)	34,349	389,002
Canadian Solar, Inc.(a)(b)	67,242	1,286,003
Corp ACCIONA Energias Renovables SA(a)	46,369	1,175,123
Daqo New Energy Corp., ADR(b)	82,358	2,035,890
Enphase Energy, Inc.(b)	38,512	1,424,174
First Solar, Inc.(b)	3,909	881,558
Flat Glass Group Co., Ltd.(a)	891,198	1,245,745
Fluence Energy, Inc.(a)(b)	32,807	1,009,471
Green Plains, Inc.(b)	84,195	964,875

		Value
	Shares	(Note 2)
Renewable Energy (continued)
Nordex SE(b)	37,539	$1,503,999
Shoals Technologies Group, Inc., Class A(b)	302,352	2,854,203
SMA Solar Technology AG(b)	14,889	651,238
Vestas Wind Systems A/S	81,484	2,478,657
Xinte Energy Co., Ltd., Class H(b)	389,706	379,624
Xinyi Solar Holdings, Ltd.(a)	3,813,324	1,649,881
		20,740,115

TOTAL ENERGY		144,153,459

Industrials (4.67%)
Electrical Equipment (0.24%)
Bloom Energy Corp., Class A(b)	6,020	911,247

Environmental Control (0.12%)
METAWATER Co., Ltd.	21,344	455,815

Machinery (4.31%)
AGCO Corp.	14,402	1,633,331
Bucher Industries AG	898	415,864
CNH Industrial NV	86,918	935,238
Deere & Co.	3,839	2,026,992
Energy Recovery, Inc.(b)	24,766	361,336
Epiroc AB	61,386	1,720,807
FLSmidth & Co. A/S	6,981	600,000
Kubota Corp.	181,736	2,782,524
Kurita Water Industries, Ltd.	37,242	1,856,084
Organo Corp.(a)	16,130	1,691,586
Sany Heavy Equipment International Holdings Co., Ltd.	447,289	688,789
Veralto Corp.	14,510	1,436,200
		16,148,751

TOTAL INDUSTRIALS		17,515,813

Materials (35.93%)
Base Metal (0.17%)
Hudbay Minerals, Inc.(a)	26,962	638,582

Base Metals (0.25%)
NexGen Energy, Ltd.(a)(b)	12,911	162,140
UACJ Corp.	50,826	802,326
		964,466

Chemicals (3.14%)
Albemarle Corp.	5,899	1,006,546
AMG Critical Materials NV	16,504	706,618
Corteva, Inc.	45,199	3,290,488
FMC Corp.	48,173	761,133
ICL Group, Ltd.	355,615	1,943,484
ICL Group, Ltd.	55,092	294,742
K+S AG	56,918	932,407
Nufarm, Ltd.(b)	269,016	442,097
Nutrien, Ltd.	7,507	517,157

		Value
	Shares	(Note 2)
Chemicals (continued)
Yara International ASA	40,876	$1,881,132
		11,775,804

Forestry, Paper & Wood Products (1.31%)
Holmen AB	10,366	388,456
Svenska Cellulosa AB SCA(a)	124,318	1,556,853
West Fraser Timber Co., Ltd.(a)	43,172	2,948,309
		4,893,618

Metals & Mining (27.47%)
African Rainbow Minerals, Ltd.(a)	35,787	531,519
Agnico-Eagle Mines, Ltd.	3,439	655,130
Agnico-Eagle Mines, Ltd.	979	186,101
Allied Gold Corp.(b)	24,996	788,806
Anglo American PLC	24,778	1,155,477
Antofagasta PLC	28,425	1,418,897
Aurubis AG	10,544	2,004,739
Aya Gold & Silver, Inc.(b)	33,414	542,320
B2Gold Corp.(a)	188,938	925,796
Bellevue Gold, Ltd.(b)	82,246	107,958
BHP Group, Ltd.	171,970	6,055,822
Boliden AB	67,302	4,734,374
Boss Energy, Ltd.(a)(b)	747,336	1,014,794
Capricorn Metals, Ltd.(b)	179,553	1,849,219
Capstone Copper Corp.(b)	402,318	4,458,545
Catalyst Metals, Ltd.(b)	111,530	669,463
Centerra Gold, Inc.	51,936	870,018
Century Aluminum Co.(b)	26,620	1,206,685
Champion Iron, Ltd.(a)	229,655	940,331
China Hongqiao Group, Ltd.	295,332	1,365,496
China Nonferrous Mining Corp., Ltd.	1,051,482	2,113,166
Coeur Mining, Inc.(b)	15,143	309,523
Compass Minerals International, Inc.(b)	31,953	798,186
Deterra Royalties, Ltd.	219,778	647,369
Develop Global, Ltd.(b)	122,983	451,318
Emerald Resources NL(b)	208,535	1,081,839
Eramet SA	8,423	736,837
ERO Copper Corp.(a)(b)	42,172	1,414,767
Evolution Mining, Ltd.	40,229	412,078
First Quantum Minerals, Ltd.(b)	98,816	2,793,248
Fortescue, Ltd.	97,744	1,429,344
Fortuna Mining Corp.(a)(b)	75,838	741,696
Freeport-McMoRan, Inc.	58,681	3,534,357
Fresnillo PLC	385	19,503
G Mining Ventures Corp.(b)	12,256	388,566
Genesis Minerals, Ltd.(b)	114,816	606,836
Grupo Mexico SAB de CV, Series B	149,524	1,649,846
IGO, Ltd.	60,636	351,303
Iluka Resources, Ltd.(a)	348,065	1,299,130
Impala Platinum Holdings, Ltd.	54,867	1,073,309
Industrias Penoles SAB de CV(b)	3,559	206,298
IperionX, Ltd.(b)	143,143	732,630

		Value
	Shares	(Note 2)
Metals & Mining (continued)
Ivanhoe Mines, Ltd., Class A(b)	109,897	$1,389,804
Jiangxi Copper Co., Ltd.	115,354	700,798
K92 Mining, Inc.(b)	88,148	1,654,656
Kumba Iron Ore, Ltd.(a)	74,509	1,660,496
Labrador Iron Ore Royalty Corp.(a)	58,135	1,260,342
Lingbao Gold Group Co., Ltd.(a)	388,150	1,153,703
Lundin Gold, Inc.	6,955	521,402
Lundin Mining Corp.(a)	26,552	669,821
Lynas Rare Earths, Ltd.(b)	153,210	1,589,647
McEwen Mining, Inc.(a)(b)	37,158	897,366
Metso Corporation	87,554	1,713,968
Mineral Resources, Ltd.(b)	8,310	330,708
Mitsubishi Materials Corp.(a)	41,520	1,193,338
MMG, Ltd.(a)(b)	986,333	1,299,185
Mongolian Mining Corp.(b)	566,200	994,389
MP Materials Corp.(a)(b)	35,808	2,104,436
NGEx Minerals, Ltd.(b)	29,640	612,979
Norsk Hydro ASA	204,793	1,835,599
Northam Platinum Holdings, Ltd.	39,797	977,572
Northern Star Resources, Ltd.	27,751	559,248
NRW Holdings, Ltd.	131,684	477,747
OceanaGold Corp.	13,384	433,667
Perseus Mining, Ltd.	580,604	2,385,390
Ramaco Resources, Inc.(b)	24,985	487,457
Ramaco Resources, Inc.(a)	1,202	15,770
Ramelius Resources, Ltd.	360,120	1,183,632
Regis Resources, Ltd.	260,297	1,460,937
Sandfire Resources NL(b)	100,787	1,393,133
Shougang Fushan Resources Group, Ltd.	4,434	1,873
South32, Ltd.	1,138,883	3,663,941
Southern Copper Corp.(a)	6,323	1,203,393
Sumitomo Metal Mining Co., Ltd.	42,508	2,570,915
SunCoke Energy, Inc.	75,514	593,540
Teck Resources, Ltd., Class B	71,902	3,865,451
Torex Gold Resources, Inc.	14,481	697,011
Wanguo Gold Group, Ltd.	291,004	463,768
Wesdome Gold Mines, Ltd.(b)	79,740	1,305,331
West African Resources, Ltd.(b)	537,508	1,381,143
Westgold Resources, Ltd.	193,834	993,425
Zhaojin Mining Industry Co., Ltd.	121,360	562,362
Zijin Mining Group Co., Ltd.	44,951	241,094
		102,773,076

Mining Services (0.14%)
Perenti, Ltd.	275,178	538,453

Precious Metal Mining (0.23%)
Endeavour Mining PLC(a)	15,480	845,139

Steel (3.22%)
Acerinox SA	47,022	697,279
APERAM SA	10,938	473,756
ArcelorMittal SA	5,192	282,977
BlueScope Steel, Ltd.	31,713	667,800

		Value
	Shares	(Note 2)
Steel (continued)
Cleveland-Cliffs, Inc.(b)	8,854	$121,831
Daido Steel Co., Ltd.(a)	20,544	263,504
JFE Holdings, Inc.(a)	218,874	2,950,187
Maruichi Steel Tube, Ltd.	43,672	432,600
Nippon Steel Corp.	28,663	119,627
OSAKA Titanium Technologies Co., Ltd.(a)	131,718	1,955,854
Outokumpu Oyj	47,145	266,117
SSAB AB, Class A	107,721	895,629
Ternium SA, Sponsored ADR	16,998	711,196
Vallourec SACA	49,141	1,040,336
voestalpine AG	21,173	1,003,900
Yamato Kogyo Co., Ltd.(a)	2,172	156,627
		12,039,220

TOTAL MATERIALS		134,468,358

Real Estate (0.77%)
REIT (0.77%)
PotlatchDeltic Corp.	15,710	655,578
Rayonier, Inc.	70,942	1,613,221
Weyerhaeuser Co.	23,669	610,187
		2,878,986

TOTAL REAL ESTATE		2,878,986

Technology (0.22%)
Semiconductors (0.22%)
SUMCO Corp.	77,524	808,502

TOTAL TECHNOLOGY		808,502

Utilities (7.53%)
Electric Utilities (4.71%)
Boralex, Inc., Class A(a)	55,470	1,028,618
China Datang Corp. Renewable Power Co., Ltd.	2,504,912	670,148
China Longyuan Power Group Corp., Ltd.(a)	2,097,761	1,906,543
Drax Group PLC	92,097	1,135,444
Enlight Renewable Energy, Ltd.(b)	13,944	814,691
ERG SpA(a)	31,264	830,861
Iberdrola SA	110,829	2,486,206
Northland Power, Inc.(a)	151,306	2,085,715
Orsted AS(b)(c)(d)	174,541	3,922,799
ReNew Energy Global PLC(a)(b)	62,425	338,344
RENOVA, Inc.(b)	110,142	490,358
Scatec ASA(b)(c)(d)	40,401	483,696
Solaria Energia y Medio Ambiente SA(b)	66,130	1,457,223
		17,650,646

Gas & Water Utilities (2.82%)
Beijing Enterprises Water Group, Ltd.	1,604,720	552,565
California Water Service Group	27,424	1,225,853

		Value
	Shares	(Note 2)
Gas & Water Utilities (continued)
Essential Utilities, Inc.	37,267	$1,445,586
Guangdong Investment, Ltd.	1,573,184	1,486,169
H2O America	22,417	1,166,581
National Fuel Gas Co.	2,450	205,188
Severn Trent PLC	30,564	1,224,551
United Utilities Group PLC	84,023	1,433,705
Veolia Environnement SA	50,371	1,888,547
		10,628,745

TOTAL UTILITIES		28,279,391

TOTAL COMMON STOCKS
(Cost $304,152,800)		373,240,138

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (8.11%)
Money Market Fund (0.28%)
Money Market Fund (0.28%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3.642%	1,039,466	1,039,466

TOTAL MONEY MARKET FUND			1,039,466

Investments Purchased with Collateral from Securities Loaned (7.83%)

State Street Navigator Securities Lending Government Money Market Portfolio
(Cost 29,325,616)	3.71%	29,325,616	29,325,616
TOTAL SHORT-TERM INVESTMENTS
(Cost 30,365,082)			30,365,082

TOTAL INVESTMENTS (107.76%)
(Cost $334,517,882)			403,605,220

Liabilities In Excess Of Other Assets (-7.76%)			(29,070,196)

NET ASSETS (100.00%)			$374,535,024

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $52,193,182.
(b)	Non-Income Producing Security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $7,026,422, representing 1.88% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of January 31, 2026 the aggregate market value of those securities was $7,026,422, representing 1.88% of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statement of investments of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

Shares of the Fund are listed on the NASDAQ Stock Market LLC (“NASDAQ”). The Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of its financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed ALPS Advisors, Inc. (the “Adviser”) to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$373,240,138	$–	$–	$373,240,138
Short-Term Investments	30,365,082	–	–	30,365,082
Total	$403,605,220	$–	$–	$403,605,220

(a)	For detailed descriptions of sectors, see the accompanying Statement of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period ended January 31, 2026.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Statement of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of January 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | CoreCommodity Natural Resources ETF	$52,193,182	$29,325,616	$26,675,819	$56,001,435